2017 Annual Report

RiverSource® Retirement Advisor Advantage Variable Annuity RiverSource® Retirement Advisor Select Variable Annuity

S-6410 CD (4/18)	Issued by: RiverSource Life Insurance Co. of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on the divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2018

We have served as the auditor of one or more investment companies in the Separate Accounts of both RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York since 2010.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$578,473	$860,817	$5,328,888	$6,745,624	$2,176,832
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	175	1,476	1,161	173
Receivable for share redemptions	527	6,168	3,821	8,260	1,832
Total assets	579,030	867,160	5,334,185	6,755,045	2,178,837

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	527	631	3,718	4,716	1,731
Contract terminations	—	5,537	103	3,544	101
Payable for investments purchased	30	175	1,476	1,161	173
Total liabilities	557	6,343	5,297	9,421	2,005
Net assets applicable to contracts in accumulation period	577,126	860,569	5,328,469	6,728,410	2,175,720
Net assets applicable to contracts in payment period	—	—	—	17,214	—
Net assets applicable to seed money	1,347	248	419	—	1,112
Total net assets	$578,473	$860,817	$5,328,888	$6,745,624	$2,176,832
(1) Investment shares	44,566	29,430	162,071	417,686	228,419
(2) Investments, at cost	$538,885	$514,398	$3,884,810	$6,391,469	$2,065,505

Dec. 31, 2017 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$1,168,546	$3,731,275	$2,016,938	$13,656,235	$4,108,322
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	482	684	12	652	15,544
Receivable for share redemptions	806	3,305	6,872	12,251	3,284
Total assets	1,169,834	3,735,264	2,023,822	13,669,138	4,127,150

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	806	2,859	1,501	10,263	3,284
Contract terminations	—	446	5,371	1,988	—
Payable for investments purchased	482	684	12	652	15,544
Total liabilities	1,288	3,989	6,884	12,903	18,828
Net assets applicable to contracts in accumulation period	1,164,672	3,731,113	2,016,645	13,621,906	4,107,775
Net assets applicable to contracts in payment period	3,745	—	—	33,375	—
Net assets applicable to seed money	129	162	293	954	547
Total net assets	$1,168,546	$3,731,275	$2,016,938	$13,656,235	$4,108,322
(1) Investment shares	96,098	163,940	106,043	1,217,133	276,841
(2) Investments, at cost	$809,501	$2,678,568	$1,315,696	$9,317,360	$4,030,756

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$730,280	$28,726,674	$301,399	$2,825,075	$19,884,620
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	71	6,879	—	550	—
Receivable for share redemptions	483	24,690	248	2,343	24,943
Total assets	730,834	28,758,243	301,647	2,827,968	19,909,563

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	483	24,387	248	2,343	17,212
Contract terminations	—	303	—	—	7,731
Payable for investments purchased	71	6,879	—	550	—
Total liabilities	554	31,569	248	2,893	24,943
Net assets applicable to contracts in accumulation period	730,193	28,514,389	299,578	2,824,843	19,729,063
Net assets applicable to contracts in payment period	—	212,089	—	—	155,136
Net assets applicable to seed money	87	196	1,821	232	421
Total net assets	$730,280	$28,726,674	$301,399	$2,825,075	$19,884,620
(1) Investment shares	327,480	1,071,091	50,233	129,769	412,887
(2) Investments, at cost	$617,105	$22,640,143	$311,329	$2,281,966	$9,806,153

Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$174,649	$26,903,033	$565,678	$9,711,904	$5,849,145
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	200	—	4,617	1,664
Receivable for share redemptions	175	31,327	443	10,034	4,523
Total assets	174,824	26,934,560	566,121	9,726,555	5,855,332

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	175	20,759	442	7,869	4,505
Contract terminations	—	10,568	1	2,165	18
Payable for investments purchased	—	200	—	4,617	1,664
Total liabilities	175	31,527	443	14,651	6,187
Net assets applicable to contracts in accumulation period	174,376	26,686,244	564,625	9,651,114	5,840,365
Net assets applicable to contracts in payment period	—	216,789	—	60,790	8,779
Net assets applicable to seed money	273	—	1,053	—	1
Total net assets	$174,649	$26,903,033	$565,678	$9,711,904	$5,849,145
(1) Investment shares	18,384	1,073,973	55,732	464,240	651,352
(2) Investments, at cost	$173,606	$13,587,262	$541,414	$6,325,229	$7,001,239

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$12,454,193	$10,717,327	$8,630,417	$21,763,188	$4,106,275
Dividends receivable	240	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,801	2,013	7,563	23
Receivable for share redemptions	23,738	13,674	6,544	16,874	3,318
Total assets	12,478,171	10,732,802	8,638,974	21,787,625	4,109,616

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,284	8,404	6,537	16,873	2,853
Contract terminations	13,454	5,270	7	1	465
Payable for investments purchased	—	1,801	2,013	7,563	23
Total liabilities	23,738	15,475	8,557	24,437	3,341
Net assets applicable to contracts in accumulation period	12,433,138	10,664,300	8,608,159	21,662,695	4,106,109
Net assets applicable to contracts in payment period	19,290	53,025	22,258	100,492	—
Net assets applicable to seed money	2,005	2	—	1	166
Total net assets	$12,454,433	$10,717,327	$8,630,417	$21,763,188	$4,106,275
(1) Investment shares	12,454,193	1,569,155	1,135,581	2,098,668	247,068
(2) Investments, at cost	$12,453,924	$10,558,731	$9,808,343	$22,038,962	$2,114,756

Dec. 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$23,037,217	$3,328,867	$839,296	$3,660,732	$2,685,159
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	19,766	2,254	108	70	79
Receivable for share redemptions	17,697	2,921	649	4,310	2,000
Total assets	23,074,680	3,334,042	840,053	3,665,112	2,687,238

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,697	2,526	649	3,295	1,986
Contract terminations	—	395	—	1,015	14
Payable for investments purchased	19,766	2,254	108	70	79
Total liabilities	37,463	5,175	757	4,380	2,079
Net assets applicable to contracts in accumulation period	23,036,998	3,327,987	838,141	3,632,094	2,685,134
Net assets applicable to contracts in payment period	—	—	—	28,241	—
Net assets applicable to seed money	219	880	1,155	397	25
Total net assets	$23,037,217	$3,328,867	$839,296	$3,660,732	$2,685,159
(1) Investment shares	1,119,942	354,135	79,179	143,333	119,181
(2) Investments, at cost	$16,409,531	$3,406,482	$802,459	$1,903,183	$1,480,694

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$5,288,956	$1,097,922	$1,873,507	$3,722,126	$805,379
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	232	—	437	1,376	26
Receivable for share redemptions	4,810	1,031	1,383	2,668	1,658
Total assets	5,293,998	1,098,953	1,875,327	3,726,170	807,063

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,559	827	1,381	2,668	573
Contract terminations	251	204	2	—	1,085
Payable for investments purchased	232	—	437	1,376	26
Total liabilities	5,042	1,031	1,820	4,044	1,684
Net assets applicable to contracts in accumulation period	5,247,136	1,097,607	1,871,680	3,707,932	805,379
Net assets applicable to contracts in payment period	41,820	—	1,476	14,193	—
Net assets applicable to seed money	—	315	351	1	—
Total net assets	$5,288,956	$1,097,922	$1,873,507	$3,722,126	$805,379
(1) Investment shares	337,306	44,595	77,739	359,626	199,846
(2) Investments, at cost	$4,141,765	$690,119	$1,026,879	$3,715,031	$1,386,787

Dec. 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$568,789	$6,359,379	$857,447	$7,238,609	$1,978,190
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	48	872	—	756	—
Receivable for share redemptions	444	13,520	672	7,243	2,140
Total assets	569,281	6,373,771	858,119	7,246,608	1,980,330

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	444	4,650	669	5,367	1,456
Contract terminations	—	8,870	3	1,876	684
Payable for investments purchased	48	872	—	756	—
Total liabilities	492	14,392	672	7,999	2,140
Net assets applicable to contracts in accumulation period	567,761	6,359,293	856,154	7,238,609	1,978,140
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,028	86	1,293	—	50
Total net assets	$568,789	$6,359,379	$857,447	$7,238,609	$1,978,190
(1) Investment shares	73,487	1,166,858	71,693	247,898	97,496
(2) Investments, at cost	$642,201	$8,309,319	$744,092	$5,191,022	$937,967

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$980,743	$2,690,135	$683,353	$6,538,755	$27,582,065
Dividends receivable	—	—	—	18,975	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	40	16	—	1,085	1,814
Receivable for share redemptions	922	2,115	847	4,969	26,680
Total assets	981,705	2,692,266	684,200	6,563,784	27,610,559

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	739	2,115	593	4,955	21,427
Contract terminations	183	—	254	14	5,253
Payable for investments purchased	40	16	—	20,060	1,814
Total liabilities	962	2,131	847	25,029	28,494
Net assets applicable to contracts in accumulation period	973,068	2,689,394	682,500	6,531,658	27,544,341
Net assets applicable to contracts in payment period	7,337	—	—	7,097	36,508
Net assets applicable to seed money	338	741	853	—	1,216
Total net assets	$980,743	$2,690,135	$683,353	$6,538,755	$27,582,065
(1) Investment shares	37,648	268,745	50,284	705,367	744,455
(2) Investments, at cost	$634,814	$2,719,202	$677,507	$6,540,768	$21,911,943

Dec. 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$8,121,922	$25,375,757	$3,434,997	$2,714,846	$4,758,102
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	272	174	130	321
Receivable for share redemptions	6,211	24,454	2,507	2,190	3,522
Total assets	8,128,133	25,400,483	3,437,678	2,717,166	4,761,945

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,727	18,483	2,483	2,190	3,390
Contract terminations	484	5,971	24	—	132
Payable for investments purchased	—	272	174	130	321
Total liabilities	6,211	24,726	2,681	2,320	3,843
Net assets applicable to contracts in accumulation period	8,072,293	25,348,903	3,433,459	2,714,198	4,700,639
Net assets applicable to contracts in payment period	49,296	25,669	1,443	—	57,463
Net assets applicable to seed money	333	1,185	95	648	—
Total net assets	$8,121,922	$25,375,757	$3,434,997	$2,714,846	$4,758,102
(1) Investment shares	365,523	671,494	151,589	238,144	288,021
(2) Investments, at cost	$5,359,916	$20,285,250	$2,722,852	$2,705,145	$4,834,258

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$2,275,035	$9,260,875	$8,614,161	$7,881,246	$177,528
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	404	1,060	193	—
Receivable for share redemptions	1,932	8,614	7,399	5,520	150
Total assets	2,276,967	9,269,893	8,622,620	7,886,959	177,678

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,932	7,040	6,557	5,479	150
Contract terminations	—	1,574	842	41	—
Payable for investments purchased	—	404	1,060	193	—
Total liabilities	1,932	9,018	8,459	5,713	150
Net assets applicable to contracts in accumulation period	2,274,146	9,259,838	8,612,937	7,837,768	176,486
Net assets applicable to contracts in payment period	—	—	—	43,478	—
Net assets applicable to seed money	889	1,037	1,224	—	1,042
Total net assets	$2,275,035	$9,260,875	$8,614,161	$7,881,246	$177,528
(1) Investment shares	140,695	454,856	435,059	465,795	18,967
(2) Investments, at cost	$2,205,366	$8,372,909	$7,573,020	$7,109,764	$180,678

Dec. 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$4,853,394	$2,473,562	$761,986	$6,317,598	$1,188,062
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	180	25	9	—
Receivable for share redemptions	4,188	1,795	626	7,071	935
Total assets	4,857,582	2,475,537	762,637	6,324,678	1,188,997

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,415	1,795	626	4,493	841
Contract terminations	773	—	—	2,578	94
Payable for investments purchased	—	180	25	9	—
Total liabilities	4,188	1,975	651	7,080	935
Net assets applicable to contracts in accumulation period	4,853,394	2,471,587	761,037	6,317,388	1,188,062
Net assets applicable to contracts in payment period	—	1,110	—	—	—
Net assets applicable to seed money	—	865	949	210	—
Total net assets	$4,853,394	$2,473,562	$761,986	$6,317,598	$1,188,062
(1) Investment shares	250,046	40,684	68,217	307,575	43,711
(2) Investments, at cost	$3,637,241	$1,717,886	$765,745	$4,317,977	$901,280

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Assets
Investments, at fair value(1),(2)	$1,890,444	$3,996,976	$709,420	$1,099,846	$411,583
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	164	90	—	660	8
Receivable for share redemptions	5,997	3,144	550	3,738	351
Total assets	1,896,605	4,000,210	709,970	1,104,244	411,942

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,414	3,042	476	738	351
Contract terminations	4,583	102	74	3,000	—
Payable for investments purchased	164	90	—	660	8
Total liabilities	6,161	3,234	550	4,398	359
Net assets applicable to contracts in accumulation period	1,866,542	3,957,303	709,420	1,099,846	410,924
Net assets applicable to contracts in payment period	23,902	39,673	—	—	—
Net assets applicable to seed money	—	—	—	—	659
Total net assets	$1,890,444	$3,996,976	$709,420	$1,099,846	$411,583
(1) Investment shares	74,869	101,627	126,231	47,882	43,936
(2) Investments, at cost	$1,807,367	$3,154,577	$596,800	$798,677	$477,696

Dec. 31, 2017 (continued)	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv
Assets
Investments, at fair value(1),(2)	$890,634	$223,973	$918,353	$1,344,437	$3,381,436
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	20	—	—
Receivable for share redemptions	725	196	587	3,015	5,134
Total assets	891,359	224,169	918,960	1,347,452	3,386,570

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	719	196	587	918	2,548
Contract terminations	6	—	—	2,097	2,586
Payable for investments purchased	—	—	20	—	—
Total liabilities	725	196	607	3,015	5,134
Net assets applicable to contracts in accumulation period	889,718	222,468	918,353	1,344,437	3,379,441
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	916	1,505	—	—	1,995
Total net assets	$890,634	$223,973	$918,353	$1,344,437	$3,381,436
(1) Investment shares	69,963	17,443	79,442	43,736	94,771
(2) Investments, at cost	$905,810	$207,164	$486,492	$1,526,490	$2,479,543

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$396,589	$3,658,256	$1,697,489	$6,359,123	$1,724,585
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	304	144	519	1,830	38
Receivable for share redemptions	349	3,171	1,181	11,832	4,835
Total assets	397,242	3,661,571	1,699,189	6,372,785	1,729,458

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	349	2,603	1,109	4,953	1,249
Contract terminations	—	568	72	6,879	3,586
Payable for investments purchased	304	144	519	1,830	38
Total liabilities	653	3,315	1,700	13,662	4,873
Net assets applicable to contracts in accumulation period	395,196	3,658,256	1,697,489	6,347,679	1,724,585
Net assets applicable to contracts in payment period	—	—	—	10,176	—
Net assets applicable to seed money	1,393	—	—	1,268	—
Total net assets	$396,589	$3,658,256	$1,697,489	$6,359,123	$1,724,585
(1) Investment shares	29,399	199,035	91,410	219,431	155,508
(2) Investments, at cost	$359,204	$3,425,658	$1,355,725	$5,978,428	$1,442,458

Dec. 31, 2017 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$1,411,963	$845,933	$134,500	$7,054,850	$14,781,484
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	564	615	10	447	2,183
Receivable for share redemptions	7,043	713	107	8,568	19,493
Total assets	1,419,570	847,261	134,617	7,063,865	14,803,160

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,098	655	107	5,561	11,235
Contract terminations	5,945	58	—	3,007	8,258
Payable for investments purchased	564	615	10	447	2,183
Total liabilities	7,607	1,328	117	9,015	21,676
Net assets applicable to contracts in accumulation period	1,410,831	845,798	133,292	7,053,125	14,760,980
Net assets applicable to contracts in payment period	—	—	—	—	19,805
Net assets applicable to seed money	1,132	135	1,208	1,725	699
Total net assets	$1,411,963	$845,933	$134,500	$7,054,850	$14,781,484
(1) Investment shares	119,153	62,064	13,586	150,487	2,804,836
(2) Investments, at cost	$1,313,604	$651,109	$129,143	$5,185,702	$14,881,708

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value(1),(2)	$4,016,322	$5,559,233	$121,346	$1,244,762	$1,221,927
Dividends receivable	—	—	—	1,782	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,174	711	—	291	1,570
Receivable for share redemptions	3,092	21,061	99	1,003	852
Total assets	4,020,588	5,581,005	121,445	1,247,838	1,224,349

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,092	4,245	99	1,001	852
Contract terminations	—	16,816	—	2	—
Payable for investments purchased	1,174	711	—	2,073	1,570
Total liabilities	4,266	21,772	99	3,076	2,422
Net assets applicable to contracts in accumulation period	4,014,658	5,558,450	119,943	1,221,110	1,221,927
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,664	783	1,403	23,652	—
Total net assets	$4,016,322	$5,559,233	$121,346	$1,244,762	$1,221,927
(1) Investment shares	157,999	506,767	9,414	113,781	74,326
(2) Investments, at cost	$3,448,399	$5,518,117	$115,079	$1,250,033	$1,106,604

Dec. 31, 2017 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$694,698	$722,058	$1,603,979	$525,012	$53,063,585
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	5	1,354	70	1,200
Receivable for share redemptions	451	562	1,306	425	41,914
Total assets	695,179	722,625	1,606,639	525,507	53,106,699

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	448	466	1,306	425	40,850
Contract terminations	3	96	—	—	1,064
Payable for investments purchased	30	5	1,354	70	1,200
Total liabilities	481	567	2,660	495	43,114
Net assets applicable to contracts in accumulation period	689,924	721,869	1,602,989	523,468	53,063,393
Net assets applicable to contracts in payment period	4,632	—	—	—	—
Net assets applicable to seed money	142	189	990	1,544	192
Total net assets	$694,698	$722,058	$1,603,979	$525,012	$53,063,585
(1) Investment shares	45,554	18,552	97,152	69,079	2,678,626
(2) Investments, at cost	$585,299	$455,297	$1,672,830	$503,746	$35,462,184

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$56,004,331	$38,139,751	$42,343,933	$720,585	$1,527,423
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	27,737	100	—	—	—
Receivable for share redemptions	49,211	33,016	94,784	536	1,100
Total assets	56,081,279	38,172,867	42,438,717	721,121	1,528,523

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	42,085	32,830	34,145	536	1,100
Contract terminations	7,126	186	60,639	—	—
Payable for investments purchased	27,737	100	—	—	—
Total liabilities	76,948	33,116	94,784	536	1,100
Net assets applicable to contracts in accumulation period	56,004,331	38,139,209	42,343,855	720,249	1,527,066
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	542	78	336	357
Total net assets	$56,004,331	$38,139,751	$42,343,933	$720,585	$1,527,423
(1) Investment shares	2,822,799	2,743,867	3,048,519	69,354	145,886
(2) Investments, at cost	$33,526,011	$32,582,707	$34,450,998	$703,452	$1,491,772

Dec. 31, 2017 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$31,922,733	$82,765,259	$517,726,632	$955,177,465	$460,518,906
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	75,304	1,345	284,823	26,583
Receivable for share redemptions	111,460	230,843	439,894	789,906	439,524
Total assets	32,034,193	83,071,406	518,167,871	956,252,194	460,985,013

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	27,006	69,234	410,190	782,473	376,247
Contract terminations	84,454	161,609	29,704	7,433	63,277
Payable for investments purchased	—	75,304	1,345	284,823	26,583
Total liabilities	111,460	306,147	441,239	1,074,729	466,107
Net assets applicable to contracts in accumulation period	31,922,513	82,765,056	517,726,465	955,177,398	460,256,992
Net assets applicable to contracts in payment period	—	—	—	—	261,789
Net assets applicable to seed money	220	203	167	67	125
Total net assets	$31,922,733	$82,765,259	$517,726,632	$955,177,465	$460,518,906
(1) Investment shares	2,744,861	6,717,959	37,762,701	67,313,422	27,298,098
(2) Investments, at cost	$29,425,071	$73,766,668	$431,130,119	$782,098,485	$334,808,537

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$619,028,863	$219,806,104	$204,731,279	$91,299,448	$114,672,278
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	619	4,356	7,930	427	—
Receivable for share redemptions	517,380	181,331	154,894	92,092	100,836
Total assets	619,546,862	219,991,791	204,894,103	91,391,967	114,773,114

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	468,855	173,245	151,824	74,964	88,741
Contract terminations	48,525	8,086	3,070	17,128	12,095
Payable for investments purchased	619	4,356	7,930	427	—
Total liabilities	517,999	185,687	162,824	92,519	100,836
Net assets applicable to contracts in accumulation period	619,028,863	219,584,645	204,731,279	91,117,322	114,672,256
Net assets applicable to contracts in payment period	—	221,321	—	181,947	—
Net assets applicable to seed money	—	138	—	179	22
Total net assets	$619,028,863	$219,806,104	$204,731,279	$91,299,448	$114,672,278
(1) Investment shares	36,650,614	11,985,066	11,144,871	5,975,095	7,494,920
(2) Investments, at cost	$396,666,228	$153,009,671	$124,469,861	$71,286,782	$81,518,485

Dec. 31, 2017 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$5,013,986	$5,001,195	$46,873,581	$38,748,277	$11,001,315
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	908	—	—	37,354	16
Receivable for share redemptions	3,520	3,963	37,402	30,495	15,948
Total assets	5,018,414	5,005,158	46,910,983	38,816,126	11,017,279

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,507	3,909	36,429	30,495	7,803
Contract terminations	13	54	973	—	8,145
Payable for investments purchased	908	—	—	37,354	16
Total liabilities	4,428	3,963	37,402	67,849	15,964
Net assets applicable to contracts in accumulation period	5,013,953	5,000,891	46,873,282	38,748,009	10,988,656
Net assets applicable to contracts in payment period	—	—	—	—	12,659
Net assets applicable to seed money	33	304	299	268	—
Total net assets	$5,013,986	$5,001,195	$46,873,581	$38,748,277	$11,001,315
(1) Investment shares	180,815	444,551	3,823,294	3,294,922	356,722
(2) Investments, at cost	$2,597,486	$4,706,480	$42,369,854	$35,765,368	$9,863,096

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$15,456,600	$1,966,644	$2,232,275	$2,746,866	$3,547,597
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	658	161	12	167	249
Receivable for share redemptions	13,539	1,302	1,759	2,120	2,754
Total assets	15,470,797	1,968,107	2,234,046	2,749,153	3,550,600

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,945	1,302	1,587	1,975	2,739
Contract terminations	2,594	—	172	145	15
Payable for investments purchased	658	161	12	167	249
Total liabilities	14,197	1,463	1,771	2,287	3,003
Net assets applicable to contracts in accumulation period	15,429,643	1,966,644	2,210,855	2,666,954	3,546,376
Net assets applicable to contracts in payment period	26,957	—	21,420	78,327	—
Net assets applicable to seed money	—	—	—	1,585	1,221
Total net assets	$15,456,600	$1,966,644	$2,232,275	$2,746,866	$3,547,597
(1) Investment shares	578,033	96,168	414,921	101,211	348,487
(2) Investments, at cost	$16,493,955	$1,379,642	$1,963,397	$2,087,335	$2,932,495

Dec. 31, 2017 (continued)					WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)					$395,413
Dividends receivable					—
Accounts receivable from RiverSource Life of NY for contract purchase payments					—
Receivable for share redemptions					315
Total assets					395,728

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee					315
Contract terminations					—
Payable for investments purchased					—
Total liabilities					315
Net assets applicable to contracts in accumulation period					394,417
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					996
Total net assets					$395,413
(1) Investment shares					52,582
(2) Investments, at cost					$406,244

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$8,072	$2,633	$65,152	$127,934	$44,253
Variable account expenses	4,930	8,586	44,802	61,568	23,914
Investment income (loss) — net	3,142	(5,953)	20,350	66,366	20,339

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,014	426,895	949,084	1,761,162	876,026
Cost of investments sold	22,548	287,915	698,950	1,777,018	830,012
Net realized gain (loss) on sales of investments	1,466	138,980	250,134	(15,856)	46,014
Distributions from capital gains	—	—	451,333	—	—
Net change in unrealized appreciation or depreciation of investments	47,896	149,092	107,994	1,452,977	(121,905)
Net gain (loss) on investments	49,362	288,072	809,461	1,437,121	(75,891)
Net increase (decrease) in net assets resulting from operations	$52,504	$282,119	$829,811	$1,503,487	$(55,552)

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$8,536	$57,702	$6,018	$212,026	$50,798
Variable account expenses	9,831	39,209	22,992	133,858	40,513
Investment income (loss) — net	(1,295)	18,493	(16,974)	78,168	10,285

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	255,926	1,682,862	1,601,082	4,326,981	1,032,060
Cost of investments sold	198,207	1,234,761	1,190,306	2,991,954	1,047,238
Net realized gain (loss) on sales of investments	57,719	448,101	410,776	1,335,027	(15,178)
Distributions from capital gains	—	86,267	124,223	—	46,864
Net change in unrealized appreciation or depreciation of investments	236,332	(138,563)	138,012	(398,182)	433,127
Net gain (loss) on investments	294,051	395,805	673,011	936,845	464,813
Net increase (decrease) in net assets resulting from operations	$292,756	$414,298	$656,037	$1,015,013	$475,098

Year ended Dec. 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$15,639	$—	$18,662	$—	$—
Variable account expenses	7,555	259,500	3,078	23,466	209,226
Investment income (loss) — net	8,084	(259,500)	15,584	(23,466)	(209,226)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	491,177	3,384,770	74,565	336,982	3,385,861
Cost of investments sold	430,103	2,616,993	84,363	282,513	1,888,201
Net realized gain (loss) on sales of investments	61,074	767,777	(9,798)	54,469	1,497,660
Distributions from capital gains	7,959	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,035	2,456,376	(3,402)	372,422	2,677,708
Net gain (loss) on investments	86,068	3,224,153	(13,200)	426,891	4,175,368
Net increase (decrease) in net assets resulting from operations	$94,152	$2,964,653	$2,384	$403,425	$3,966,142
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Investment income
Dividend income	$—	$—	$23,592	$8,928	$—
Variable account expenses	1,686	271,256	5,220	95,018	61,425
Investment income (loss) — net	(1,686)	(271,256)	18,372	(86,090)	(61,425)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	38,790	6,654,177	122,273	3,156,232	1,590,164
Cost of investments sold	39,166	3,675,354	117,207	2,456,571	1,950,020
Net realized gain (loss) on sales of investments	(376)	2,978,823	5,066	699,661	(359,856)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,859	723,946	29,343	2,894,597	724,099
Net gain (loss) on investments	2,483	3,702,769	34,409	3,594,258	364,243
Net increase (decrease) in net assets resulting from operations	$797	$3,431,513	$52,781	$3,508,168	$302,818

Year ended Dec. 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$35,198	$645,914	$555,071	$643,528	$—
Variable account expenses	113,090	118,183	87,939	231,378	37,740
Investment income (loss) — net	(77,892)	527,731	467,132	412,150	(37,740)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,838,938	3,134,692	2,485,029	6,477,925	1,431,341
Cost of investments sold	8,838,719	3,052,015	2,833,196	6,536,349	834,193
Net realized gain (loss) on sales of investments	219	82,677	(348,167)	(58,424)	597,148
Distributions from capital gains	—	—	—	203,506	—
Net change in unrealized appreciation or depreciation of investments	(218)	36,388	382,941	117,027	465,308
Net gain (loss) on investments	1	119,065	34,774	262,109	1,062,456
Net increase (decrease) in net assets resulting from operations	$(77,891)	$646,796	$501,906	$674,259	$1,024,716

Year ended Dec. 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$59,057	$26,791	$—	$—
Variable account expenses	186,995	27,347	7,841	40,587	25,408
Investment income (loss) — net	(186,995)	31,710	18,950	(40,587)	(25,408)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,948,954	749,340	162,364	655,640	696,981
Cost of investments sold	1,390,208	765,491	160,052	376,133	406,917
Net realized gain (loss) on sales of investments	558,746	(16,151)	2,312	279,507	290,064
Distributions from capital gains	—	—	3,312	—	—
Net change in unrealized appreciation or depreciation of investments	3,118,570	3,781	52,508	456,794	57,067
Net gain (loss) on investments	3,677,316	(12,370)	58,132	736,301	347,131
Net increase (decrease) in net assets resulting from operations	$3,490,321	$19,340	$77,082	$695,714	$321,723

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$104,548	$—	$—	$115,307	$75,032
Variable account expenses	56,795	9,858	17,917	36,898	7,370
Investment income (loss) — net	47,753	(9,858)	(17,917)	78,409	67,662

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,180,708	361,734	497,174	1,003,731	171,708
Cost of investments sold	1,015,076	236,843	303,730	998,106	307,341
Net realized gain (loss) on sales of investments	165,632	124,891	193,444	5,625	(135,633)
Distributions from capital gains	—	—	—	2,785	—
Net change in unrealized appreciation or depreciation of investments	1,004,226	70,397	38,247	11,594	70,906
Net gain (loss) on investments	1,169,858	195,288	231,691	20,004	(64,727)
Net increase (decrease) in net assets resulting from operations	$1,217,611	$185,430	$213,774	$98,413	$2,935

Year ended Dec. 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$1,799	$156,862	$7,560	$—	$—
Variable account expenses	5,176	62,698	6,663	73,642	19,234
Investment income (loss) — net	(3,377)	94,164	897	(73,642)	(19,234)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	134,856	1,709,110	104,063	3,060,293	674,251
Cost of investments sold	164,565	2,267,825	94,436	2,411,237	351,045
Net realized gain (loss) on sales of investments	(29,709)	(558,715)	9,627	649,056	323,206
Distributions from capital gains	—	59,159	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,913	509,297	115,123	1,653,727	66,196
Net gain (loss) on investments	(5,796)	9,741	124,750	2,302,783	389,402
Net increase (decrease) in net assets resulting from operations	$(9,173)	$103,905	$125,647	$2,229,141	$370,168

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$20,770	$13,019	$233,037	$208,320
Variable account expenses	8,989	27,565	7,020	67,358	264,178
Investment income (loss) — net	(8,989)	(6,795)	5,999	165,679	(55,858)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	309,863	758,111	159,933	2,272,513	7,006,183
Cost of investments sold	203,320	763,756	163,490	2,269,353	5,667,293
Net realized gain (loss) on sales of investments	106,543	(5,645)	(3,557)	3,160	1,338,890
Distributions from capital gains	—	159	—	—	1,474,660
Net change in unrealized appreciation or depreciation of investments	36,443	(2,355)	35,383	7,336	2,291,541
Net gain (loss) on investments	142,986	(7,841)	31,826	10,496	5,105,091
Net increase (decrease) in net assets resulting from operations	$133,997	$(14,636)	$37,825	$176,175	$5,049,233

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$84,619	$117,592	$39,292	$79,381	$171,994
Variable account expenses	73,071	222,853	30,689	21,785	46,789
Investment income (loss) — net	11,548	(105,261)	8,603	57,596	125,205

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,611,545	5,140,621	982,966	523,646	1,562,553
Cost of investments sold	1,127,295	4,410,316	837,952	515,264	1,612,219
Net realized gain (loss) on sales of investments	484,250	730,305	145,014	8,382	(49,666)
Distributions from capital gains	203,830	1,128,466	3,058	13,726	—
Net change in unrealized appreciation or depreciation of investments	477,723	2,568,502	706,933	48,498	405,982
Net gain (loss) on investments	1,165,803	4,427,273	855,005	70,606	356,316
Net increase (decrease) in net assets resulting from operations	$1,177,351	$4,322,012	$863,608	$128,202	$481,521

Year ended Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$83,203	$215,460	$43,490	$56,690	$3,478
Variable account expenses	21,191	95,225	79,354	71,734	1,550
Investment income (loss) — net	62,012	120,235	(35,864)	(15,044)	1,928

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	263,449	2,911,905	1,751,952	1,650,104	7,953
Cost of investments sold	262,161	2,554,824	1,603,713	1,474,896	7,947
Net realized gain (loss) on sales of investments	1,288	357,081	148,239	175,208	6
Distributions from capital gains	—	390,733	594,807	425,727	—
Net change in unrealized appreciation or depreciation of investments	97,225	(147,073)	57,376	194,565	3,236
Net gain (loss) on investments	98,513	600,741	800,422	795,500	3,242
Net increase (decrease) in net assets resulting from operations	$160,525	$720,976	$764,558	$780,456	$5,170

Year ended Dec. 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$63,577	$—	$27,915	$120,461	$20,173
Variable account expenses	43,794	22,849	7,380	55,921	11,479
Investment income (loss) — net	19,783	(22,849)	20,535	64,540	8,694

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,598,991	718,306	98,835	1,587,998	431,910
Cost of investments sold	1,118,272	477,172	97,627	1,123,702	326,256
Net realized gain (loss) on sales of investments	480,719	241,134	1,208	464,296	105,654
Distributions from capital gains	497,596	194,846	40,043	263,902	41,349
Net change in unrealized appreciation or depreciation of investments	29,213	165,989	(1,863)	163,535	(61,962)
Net gain (loss) on investments	1,007,528	601,969	39,388	891,733	85,041
Net increase (decrease) in net assets resulting from operations	$1,027,311	$579,120	$59,923	$956,273	$93,735

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Investment income
Dividend income	$1,790	$53,529	$—	$—	$6,558
Variable account expenses	20,563	41,273	5,757	9,358	4,837
Investment income (loss) — net	(18,773)	12,256	(5,757)	(9,358)	1,721

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,022,465	1,808,459	94,533	323,837	259,120
Cost of investments sold	969,062	1,510,186	82,691	243,573	326,233
Net realized gain (loss) on sales of investments	53,403	298,273	11,842	80,264	(67,113)
Distributions from capital gains	111,058	—	41,429	56,853	—
Net change in unrealized appreciation or depreciation of investments	175,547	559,942	84,162	196,490	138,564
Net gain (loss) on investments	340,008	858,215	137,433	333,607	71,451
Net increase (decrease) in net assets resulting from operations	$321,235	$870,471	$131,676	$324,249	$73,172

Year ended Dec. 31, 2017 (continued)	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv
Investment income
Dividend income	$22,123	$1,508	$—	$21,198	$8,423
Variable account expenses	9,011	2,274	6,917	11,614	32,771
Investment income (loss) — net	13,112	(766)	(6,917)	9,584	(24,348)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	225,652	3,000	158,372	325,355	1,264,290
Cost of investments sold	229,395	2,919	92,441	408,925	1,002,490
Net realized gain (loss) on sales of investments	(3,743)	81	65,931	(83,570)	261,800
Distributions from capital gains	—	—	53,456	—	34,700
Net change in unrealized appreciation or depreciation of investments	10,559	29,033	191,053	422,349	549,382
Net gain (loss) on investments	6,816	29,114	310,440	338,779	845,882
Net increase (decrease) in net assets resulting from operations	$19,928	$28,348	$303,523	$348,363	$821,534

Year ended Dec. 31, 2017 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Investment income
Dividend income	$—	$15,102	$—	$270,659	$47,795
Variable account expenses	4,932	32,685	13,705	63,040	17,781
Investment income (loss) — net	(4,932)	(17,583)	(13,705)	207,619	30,014

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	265,357	858,361	331,364	1,537,337	866,801
Cost of investments sold	241,583	858,154	294,245	1,437,327	754,210
Net realized gain (loss) on sales of investments	23,774	207	37,119	100,010	112,591
Distributions from capital gains	21,509	188,702	33,309	—	—
Net change in unrealized appreciation or depreciation of investments	48,290	691,078	314,592	504,513	18,581
Net gain (loss) on investments	93,573	879,987	385,020	604,523	131,172
Net increase (decrease) in net assets resulting from operations	$88,641	$862,404	$371,315	$812,142	$161,186

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$—	$6,030	$—	$45,185	$317,443
Variable account expenses	13,326	9,326	1,068	61,879	151,265
Investment income (loss) — net	(13,326)	(3,296)	(1,068)	(16,694)	166,178

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	420,153	566,632	5,748	1,283,740	4,030,456
Cost of investments sold	433,972	476,350	6,003	1,040,100	4,113,211
Net realized gain (loss) on sales of investments	(13,819)	90,282	(255)	243,640	(82,755)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	451,647	153,013	7,191	1,607,158	719,153
Net gain (loss) on investments	437,828	243,295	6,936	1,850,798	636,398
Net increase (decrease) in net assets resulting from operations	$424,502	$239,999	$5,868	$1,834,104	$802,576

Year ended Dec. 31, 2017 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$25,080	$266,592	$2,300	$17,185	$8,017
Variable account expenses	37,549	60,164	1,017	9,445	12,437
Investment income (loss) — net	(12,469)	206,428	1,283	7,740	(4,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	901,966	2,355,974	22,903	74,553	464,085
Cost of investments sold	783,712	2,380,647	22,259	75,037	419,205
Net realized gain (loss) on sales of investments	118,254	(24,673)	644	(484)	44,880
Distributions from capital gains	209,161	—	—	—	129,965
Net change in unrealized appreciation or depreciation of investments	150,123	561,051	9,828	20,436	30,918
Net gain (loss) on investments	477,538	536,378	10,472	19,952	205,763
Net increase (decrease) in net assets resulting from operations	$465,069	$742,806	$11,755	$27,692	$201,343

Year ended Dec. 31, 2017 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$14,872	$4,895	$—	$19,400	$—
Variable account expenses	5,429	6,085	15,719	5,202	499,694
Investment income (loss) — net	9,443	(1,190)	(15,719)	14,198	(499,694)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	88,402	243,034	296,115	147,095	9,992,017
Cost of investments sold	81,838	162,602	307,967	139,269	7,223,940
Net realized gain (loss) on sales of investments	6,564	80,432	(11,852)	7,826	2,768,077
Distributions from capital gains	—	55,502	4,671	—	—
Net change in unrealized appreciation or depreciation of investments	134,452	48,699	32,600	18,711	6,119,156
Net gain (loss) on investments	141,016	184,633	25,419	26,537	8,887,233
Net increase (decrease) in net assets resulting from operations	$150,459	$183,443	$9,700	$40,735	$8,387,539

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(1)	VP Man Risk US, Cl 2(1)
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	522,722	414,327	469,662	1,299	2,446
Investment income (loss) — net	(522,722)	(414,327)	(469,662)	(1,299)	(2,446)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,000,681	12,990,043	19,885,782	1,814	2,843
Cost of investments sold	8,239,249	11,288,694	16,785,470	1,778	2,791
Net realized gain (loss) on sales of investments	4,761,432	1,701,349	3,100,312	36	52
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,956,847	1,108,860	337,336	17,133	35,651
Net gain (loss) on investments	9,718,279	2,810,209	3,437,648	17,169	35,703
Net increase (decrease) in net assets resulting from operations	$9,195,557	$2,395,882	$2,967,986	$15,870	$33,257

(1) For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

Year ended Dec. 31, 2017 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	338,625	787,955	4,708,901	9,133,864	4,610,216
Investment income (loss) — net	(338,625)	(787,955)	(4,708,901)	(9,133,864)	(4,610,216)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,976,085	8,088,946	32,906,623	54,594,960	53,338,354
Cost of investments sold	7,620,528	7,471,540	29,269,017	46,929,825	40,813,599
Net realized gain (loss) on sales of investments	355,557	617,406	3,637,606	7,665,135	12,524,755
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,088,699	7,227,384	71,872,295	110,322,185	42,989,776
Net gain (loss) on investments	2,444,256	7,844,790	75,509,901	117,987,320	55,514,531
Net increase (decrease) in net assets resulting from operations	$2,105,631	$7,056,835	$70,801,000	$108,853,456	$50,904,315

Year ended Dec. 31, 2017 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	6,060,835	2,124,815	1,990,053	945,841	1,157,673
Investment income (loss) — net	(6,060,835)	(2,124,815)	(1,990,053)	(945,841)	(1,157,673)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	122,453,896	39,245,217	52,785,052	16,169,282	27,178,661
Cost of investments sold	82,496,735	28,855,412	34,206,762	12,974,782	20,142,749
Net realized gain (loss) on sales of investments	39,957,161	10,389,805	18,578,290	3,194,500	7,035,912
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,430,834	21,754,465	13,490,728	5,493,104	4,344,228
Net gain (loss) on investments	79,387,995	32,144,270	32,069,018	8,687,604	11,380,140
Net increase (decrease) in net assets resulting from operations	$73,327,160	$30,019,455	$30,078,965	$7,741,763	$10,222,467

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$128,275
Variable account expenses	45,525	27,941	281,927	223,801	96,553
Investment income (loss) — net	(45,525)	(27,941)	(281,927)	(223,801)	31,722

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,179,806	52,548	1,442,639	747,745	2,353,553
Cost of investments sold	642,355	50,493	1,374,842	710,993	2,316,244
Net realized gain (loss) on sales of investments	537,451	2,055	67,797	36,752	37,309
Distributions from capital gains	—	—	—	—	79,842
Net change in unrealized appreciation or depreciation of investments	(204,975)	295,635	4,511,897	2,984,916	2,786,181
Net gain (loss) on investments	332,476	297,690	4,579,694	3,021,668	2,903,332
Net increase (decrease) in net assets resulting from operations	$286,951	$269,749	$4,297,767	$2,797,867	$2,935,054

Year ended Dec. 31, 2017 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$14,249	$57,845	$18,464	$—
Variable account expenses	142,749	16,172	18,904	25,331	32,976
Investment income (loss) — net	(142,749)	(1,923)	38,941	(6,867)	(32,976)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,244,564	317,078	554,225	746,088	705,852
Cost of investments sold	4,683,682	228,414	528,347	575,528	618,916
Net realized gain (loss) on sales of investments	(439,118)	88,664	25,878	170,560	86,936
Distributions from capital gains	2,576,558	80,617	—	221,981	101,387
Net change in unrealized appreciation or depreciation of investments	729,441	40,983	373,459	112,175	583,319
Net gain (loss) on investments	2,866,881	210,264	399,337	504,716	771,642
Net increase (decrease) in net assets resulting from operations	$2,724,132	$208,341	$438,278	$497,849	$738,666

Year ended Dec. 31, 2017 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$19,167
Variable account expenses					3,777
Investment income (loss) — net					15,390

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					66,255
Cost of investments sold					67,170
Net realized gain (loss) on sales of investments					(915)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					11,041
Net gain (loss) on investments					10,126
Net increase (decrease) in net assets resulting from operations					$25,516

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$3,142	$(5,953)	$20,350	$66,366	$20,339
Net realized gain (loss) on sales of investments	1,466	138,980	250,134	(15,856)	46,014
Distributions from capital gains	—	—	451,333	—	—
Net change in unrealized appreciation or depreciation of investments	47,896	149,092	107,994	1,452,977	(121,905)
Net increase (decrease) in net assets resulting from operations	52,504	282,119	829,811	1,503,487	(55,552)

Contract transactions
Contract purchase payments	190,456	8,381	39,874	141,240	121,274
Net transfers(1)	(2,837)	(109,256)	187,721	(486,102)	(139,669)
Transfers for policy loans	—	(139)	6,369	(684)	(1,047)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,343)	—
Contract charges	(59)	(1,205)	(3,188)	(9,466)	(1,053)
Contract terminations:
Surrender benefits	(7,416)	(232,155)	(661,606)	(1,043,877)	(395,453)
Death benefits	(684)	(35,747)	(5,949)	(110,095)	(17,184)
Increase (decrease) from contract transactions	179,460	(370,121)	(436,779)	(1,511,327)	(433,132)
Net assets at beginning of year	346,509	948,819	4,935,856	6,753,464	2,665,516
Net assets at end of year	$578,473	$860,817	$5,328,888	$6,745,624	$2,176,832

Accumulation unit activity
Units outstanding at beginning of year	314,587	663,095	2,408,243	4,875,255	2,632,421
Contract purchase payments	161,214	4,897	17,789	93,268	121,695
Net transfers(1)	(2,331)	(64,905)	101,711	(311,532)	(147,950)
Transfers for policy loans	—	(99)	2,840	(3,735)	(1,023)
Contract charges	(51)	(696)	(1,463)	(5,557)	(1,052)
Contract terminations:
Surrender benefits	(6,136)	(134,490)	(304,569)	(704,065)	(397,934)
Death benefits	(565)	(22,102)	(2,808)	(82,043)	(17,242)
Units outstanding at end of year	466,718	445,700	2,221,743	3,861,591	2,188,915

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(1,295)	$18,493	$(16,974)	$78,168	$10,285
Net realized gain (loss) on sales of investments	57,719	448,101	410,776	1,335,027	(15,178)
Distributions from capital gains	—	86,267	124,223	—	46,864
Net change in unrealized appreciation or depreciation of investments	236,332	(138,563)	138,012	(398,182)	433,127
Net increase (decrease) in net assets resulting from operations	292,756	414,298	656,037	1,015,013	475,098

Contract transactions
Contract purchase payments	18,884	72,768	14,475	738,969	429,610
Net transfers(1)	(28,241)	(69,657)	(305,513)	(1,062,730)	(135,012)
Transfers for policy loans	(1,681)	5,533	(337)	(3,025)	29
Adjustments to net assets allocated to contracts in payment period	(183)	—	—	(1,867)	—
Contract charges	(592)	(2,175)	(3,329)	(6,708)	(2,129)
Contract terminations:
Surrender benefits	(171,267)	(1,236,434)	(748,728)	(2,542,424)	(592,043)
Death benefits	(6,412)	(36,005)	(12,839)	(188,678)	(48,261)
Increase (decrease) from contract transactions	(189,492)	(1,265,970)	(1,056,271)	(3,066,463)	(347,806)
Net assets at beginning of year	1,065,282	4,582,947	2,417,172	15,707,685	3,981,030
Net assets at end of year	$1,168,546	$3,731,275	$2,016,938	$13,656,235	$4,108,322

Accumulation unit activity
Units outstanding at beginning of year	685,492	1,953,810	1,207,389	6,580,532	3,362,486
Contract purchase payments	10,043	28,953	6,127	335,567	336,060
Net transfers(1)	(16,452)	(21,534)	(107,500)	(430,067)	(108,601)
Transfers for policy loans	(911)	2,540	(187)	(1,830)	24
Contract charges	(333)	(908)	(1,372)	(2,729)	(1,678)
Contract terminations:
Surrender benefits	(96,406)	(493,739)	(327,186)	(1,062,589)	(466,303)
Death benefits	(3,129)	(14,253)	(5,116)	(73,154)	(38,228)
Units outstanding at end of year	578,304	1,454,869	772,155	5,345,730	3,083,760

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$8,084	$(259,500)	$15,584	$(23,466)	$(209,226)
Net realized gain (loss) on sales of investments	61,074	767,777	(9,798)	54,469	1,497,660
Distributions from capital gains	7,959	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,035	2,456,376	(3,402)	372,422	2,677,708
Net increase (decrease) in net assets resulting from operations	94,152	2,964,653	2,384	403,425	3,966,142

Contract transactions
Contract purchase payments	6,740	6,036,102	20,544	429,127	204,390
Net transfers(1)	(6,596)	4,348,387	87,383	460,057	(645,899)
Transfers for policy loans	1,154	983	—	914	35,504
Adjustments to net assets allocated to contracts in payment period	—	(126,752)	—	—	(27,181)
Contract charges	(802)	(10,466)	(58)	(496)	(24,372)
Contract terminations:
Surrender benefits	(477,877)	(2,518,900)	(69,667)	(183,305)	(2,104,190)
Death benefits	—	(184,996)	—	(15,637)	(336,850)
Increase (decrease) from contract transactions	(477,381)	7,544,358	38,202	690,660	(2,898,598)
Net assets at beginning of year	1,113,509	18,217,663	260,813	1,730,990	18,817,076
Net assets at end of year	$730,280	$28,726,674	$301,399	$2,825,075	$19,884,620

Accumulation unit activity
Units outstanding at beginning of year	717,294	9,177,709	429,079	1,171,940	9,846,669
Contract purchase payments	4,125	3,250,358	34,508	260,718	103,001
Net transfers(1)	(3,556)	2,409,283	149,459	284,903	(341,566)
Transfers for policy loans	702	(684)	—	561	16,457
Contract charges	(489)	(5,125)	(97)	(305)	(12,500)
Contract terminations:
Surrender benefits	(297,044)	(1,237,586)	(119,418)	(114,710)	(998,649)
Death benefits	—	(81,878)	—	(9,500)	(154,500)
Units outstanding at end of year	421,032	13,512,077	493,531	1,593,607	8,458,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(1,686)	$(271,256)	$18,372	$(86,090)	$(61,425)
Net realized gain (loss) on sales of investments	(376)	2,978,823	5,066	699,661	(359,856)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,859	723,946	29,343	2,894,597	724,099
Net increase (decrease) in net assets resulting from operations	797	3,431,513	52,781	3,508,168	302,818

Contract transactions
Contract purchase payments	106,153	356,200	66,796	108,070	47,141
Net transfers(1)	7,846	(900,185)	70,776	(451,741)	(154,689)
Transfers for policy loans	—	(193)	25	12,887	3,737
Adjustments to net assets allocated to contracts in payment period	—	(27,110)	—	(2,744)	(880)
Contract charges	(20)	(20,933)	(252)	(11,892)	(10,236)
Contract terminations:
Surrender benefits	(15,227)	(4,806,059)	(84,577)	(1,445,852)	(911,693)
Death benefits	—	(399,980)	(4,345)	(94,575)	(125,711)
Increase (decrease) from contract transactions	98,752	(5,798,260)	48,423	(1,885,847)	(1,152,331)
Net assets at beginning of year	75,100	29,269,780	464,474	8,089,583	6,698,658
Net assets at end of year	$174,649	$26,903,033	$565,678	$9,711,904	$5,849,145

Accumulation unit activity
Units outstanding at beginning of year	86,353	12,215,202	474,604	4,305,002	4,629,846
Contract purchase payments	121,497	137,676	63,750	48,584	30,740
Net transfers(1)	8,689	(346,254)	69,205	(196,609)	(107,750)
Transfers for policy loans	—	(1,182)	23	6,438	1,978
Contract charges	(23)	(8,972)	(240)	(4,912)	(6,959)
Contract terminations:
Surrender benefits	(17,149)	(1,946,557)	(79,964)	(588,128)	(600,263)
Death benefits	—	(166,768)	(4,137)	(44,903)	(89,742)
Units outstanding at end of year	199,367	9,883,145	523,241	3,525,472	3,857,850

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(77,892)	$527,731	$467,132	$412,150	$(37,740)
Net realized gain (loss) on sales of investments	219	82,677	(348,167)	(58,424)	597,148
Distributions from capital gains	—	—	—	203,506	—
Net change in unrealized appreciation or depreciation of investments	(218)	36,388	382,941	117,027	465,308
Net increase (decrease) in net assets resulting from operations	(77,891)	646,796	501,906	674,259	1,024,716

Contract transactions
Contract purchase payments	313,068	84,699	102,851	201,082	86,478
Net transfers(1)	5,814,272	260,209	(278,463)	(868,985)	(374,084)
Transfers for policy loans	8,773	(1,598)	1,754	12,611	10,054
Adjustments to net assets allocated to contracts in payment period	(1,354)	(7,358)	(1,828)	(20,050)	—
Contract charges	(9,719)	(7,342)	(14,763)	(33,351)	(4,849)
Contract terminations:
Surrender benefits	(5,347,462)	(2,618,670)	(1,622,425)	(3,975,543)	(907,470)
Death benefits	(53,721)	(119,610)	(154,248)	(314,288)	(22,294)
Increase (decrease) from contract transactions	723,857	(2,409,670)	(1,967,122)	(4,998,524)	(1,212,165)
Net assets at beginning of year	11,808,467	12,480,201	10,095,633	26,087,453	4,293,724
Net assets at end of year	$12,454,433	$10,717,327	$8,630,417	$21,763,188	$4,106,275

Accumulation unit activity
Units outstanding at beginning of year	11,192,362	5,085,662	5,229,001	15,587,625	3,814,854
Contract purchase payments	297,398	33,838	50,075	116,310	80,416
Net transfers(1)	5,578,751	120,383	(137,849)	(500,208)	(309,529)
Transfers for policy loans	7,671	(554)	917	6,913	9,013
Contract charges	(9,324)	(2,926)	(7,309)	(20,039)	(3,657)
Contract terminations:
Surrender benefits	(4,999,184)	(1,060,337)	(816,654)	(2,342,988)	(605,248)
Death benefits	(48,476)	(45,658)	(78,630)	(191,333)	(16,528)
Units outstanding at end of year	12,019,198	4,130,408	4,239,551	12,656,280	2,969,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(186,995)	$31,710	$18,950	$(40,587)	$(25,408)
Net realized gain (loss) on sales of investments	558,746	(16,151)	2,312	279,507	290,064
Distributions from capital gains	—	—	3,312	—	—
Net change in unrealized appreciation or depreciation of investments	3,118,570	3,781	52,508	456,794	57,067
Net increase (decrease) in net assets resulting from operations	3,490,321	19,340	77,082	695,714	321,723

Contract transactions
Contract purchase payments	4,171,998	174,325	40,223	45,761	39,815
Net transfers(1)	3,073,561	1,259,354	10,770	(4,002)	(81,918)
Transfers for policy loans	1,784	(3,291)	344	5,748	(1,378)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,315)	—
Contract charges	(4,583)	(1,268)	(268)	(1,752)	(2,417)
Contract terminations:
Surrender benefits	(1,354,134)	(504,526)	(69,693)	(465,488)	(482,141)
Death benefits	(51,542)	(89,833)	(21,381)	(72,692)	(21,515)
Increase (decrease) from contract transactions	5,837,084	834,761	(40,005)	(495,740)	(549,554)
Net assets at beginning of year	13,709,812	2,474,766	802,219	3,460,758	2,912,990
Net assets at end of year	$23,037,217	$3,328,867	$839,296	$3,660,732	$2,685,159

Accumulation unit activity
Units outstanding at beginning of year	7,361,721	2,328,592	802,241	2,023,495	1,332,416
Contract purchase payments	2,104,511	161,780	37,853	23,692	16,968
Net transfers(1)	1,607,168	1,180,853	8,954	(7,288)	(35,054)
Transfers for policy loans	243	(3,385)	323	3,173	(667)
Contract charges	(2,304)	(1,198)	(254)	(887)	(1,057)
Contract terminations:
Surrender benefits	(675,776)	(472,523)	(65,194)	(241,670)	(206,861)
Death benefits	(25,694)	(82,834)	(20,246)	(39,297)	(11,152)
Units outstanding at end of year	10,369,869	3,111,285	763,677	1,761,218	1,094,593

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$47,753	$(9,858)	$(17,917)	$78,409	$67,662
Net realized gain (loss) on sales of investments	165,632	124,891	193,444	5,625	(135,633)
Distributions from capital gains	—	—	—	2,785	—
Net change in unrealized appreciation or depreciation of investments	1,004,226	70,397	38,247	11,594	70,906
Net increase (decrease) in net assets resulting from operations	1,217,611	185,430	213,774	98,413	2,935

Contract transactions
Contract purchase payments	87,780	18,391	21,073	46,059	20,169
Net transfers(1)	(188,801)	202,443	(42,429)	(140,376)	5,062
Transfers for policy loans	5,511	721	1,729	1,855	(38)
Adjustments to net assets allocated to contracts in payment period	(6,098)	—	(741)	(6,126)	—
Contract charges	(3,190)	(539)	(1,255)	(2,841)	(701)
Contract terminations:
Surrender benefits	(821,661)	(271,223)	(375,014)	(643,787)	(112,667)
Death benefits	(40,042)	(4,150)	(13,189)	(127,698)	(5,494)
Increase (decrease) from contract transactions	(966,501)	(54,357)	(409,826)	(872,914)	(93,669)
Net assets at beginning of year	5,037,846	966,849	2,069,559	4,496,627	896,113
Net assets at end of year	$5,288,956	$1,097,922	$1,873,507	$3,722,126	$805,379

Accumulation unit activity
Units outstanding at beginning of year	3,892,274	468,272	826,269	3,479,686	1,727,107
Contract purchase payments	63,410	8,652	7,631	34,102	39,828
Net transfers(1)	(135,227)	95,636	(18,679)	(108,284)	11,141
Transfers for policy loans	4,135	337	676	1,159	(2)
Contract charges	(2,252)	(247)	(478)	(2,194)	(1,397)
Contract terminations:
Surrender benefits	(556,909)	(123,951)	(152,293)	(494,180)	(222,691)
Death benefits	(24,741)	(1,874)	(4,805)	(95,183)	(11,013)
Units outstanding at end of year	3,240,690	446,825	658,321	2,815,106	1,542,973

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(3,377)	$94,164	$897	$(73,642)	$(19,234)
Net realized gain (loss) on sales of investments	(29,709)	(558,715)	9,627	649,056	323,206
Distributions from capital gains	—	59,159	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,913	509,297	115,123	1,653,727	66,196
Net increase (decrease) in net assets resulting from operations	(9,173)	103,905	125,647	2,229,141	370,168

Contract transactions
Contract purchase payments	19,276	28,996	218,675	99,896	14,638
Net transfers(1)	167,338	257,735	162,772	(1,179,535)	(229,468)
Transfers for policy loans	500	28	434	2,635	(415)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(75)	(18,791)	(87)	(9,755)	(6,581)
Contract terminations:
Surrender benefits	(40,798)	(1,273,094)	(49,320)	(1,631,444)	(362,595)
Death benefits	(19,825)	(104,503)	—	(65,910)	(45,204)
Increase (decrease) from contract transactions	126,416	(1,109,629)	332,474	(2,784,113)	(629,625)
Net assets at beginning of year	451,546	7,365,103	399,326	7,793,581	2,237,647
Net assets at end of year	$568,789	$6,359,379	$857,447	$7,238,609	$1,978,190

Accumulation unit activity
Units outstanding at beginning of year	451,304	5,109,306	391,297	7,369,564	1,411,460
Contract purchase payments	20,075	19,889	187,909	81,051	8,448
Net transfers(1)	170,734	179,239	150,311	(909,896)	(134,413)
Transfers for policy loans	514	16	378	1,973	(255)
Contract charges	(78)	(12,961)	(75)	(7,854)	(3,784)
Contract terminations:
Surrender benefits	(42,492)	(876,814)	(43,121)	(1,288,528)	(206,642)
Death benefits	(20,711)	(73,051)	—	(54,368)	(26,659)
Units outstanding at end of year	579,346	4,345,624	686,699	5,191,942	1,048,155

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(8,989)	$(6,795)	$5,999	$165,679	$(55,858)
Net realized gain (loss) on sales of investments	106,543	(5,645)	(3,557)	3,160	1,338,890
Distributions from capital gains	—	159	—	—	1,474,660
Net change in unrealized appreciation or depreciation of investments	36,443	(2,355)	35,383	7,336	2,291,541
Net increase (decrease) in net assets resulting from operations	133,997	(14,636)	37,825	176,175	5,049,233

Contract transactions
Contract purchase payments	14,313	110,922	55,914	73,043	2,667,562
Net transfers(1)	80,483	55,652	38,652	(235,520)	(1,320,985)
Transfers for policy loans	597	(7,414)	434	2,208	(11,168)
Adjustments to net assets allocated to contracts in payment period	(1,182)	—	—	(587)	(10,946)
Contract charges	(659)	(2,967)	(176)	(6,890)	(15,102)
Contract terminations:
Surrender benefits	(220,075)	(281,801)	(108,229)	(1,198,164)	(3,921,066)
Death benefits	(571)	(135,137)	(2,401)	(145,894)	(101,174)
Increase (decrease) from contract transactions	(127,094)	(260,745)	(15,806)	(1,511,804)	(2,712,879)
Net assets at beginning of year	973,840	2,965,516	661,334	7,874,384	25,245,711
Net assets at end of year	$980,743	$2,690,135	$683,353	$6,538,755	$27,582,065

Accumulation unit activity
Units outstanding at beginning of year	406,303	2,991,418	675,552	5,824,033	13,607,070
Contract purchase payments	5,724	111,725	55,577	53,622	1,300,601
Net transfers(1)	33,251	53,504	38,766	(183,224)	(569,351)
Transfers for policy loans	241	(7,445)	425	1,584	(4,866)
Contract charges	(259)	(2,974)	(175)	(5,021)	(7,261)
Contract terminations:
Surrender benefits	(88,455)	(284,253)	(106,570)	(866,876)	(1,899,801)
Death benefits	(235)	(136,253)	(2,451)	(106,150)	(48,805)
Units outstanding at end of year	356,570	2,725,722	661,124	4,717,968	12,377,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$11,548	$(105,261)	$8,603	$57,596	$125,205
Net realized gain (loss) on sales of investments	484,250	730,305	145,014	8,382	(49,666)
Distributions from capital gains	203,830	1,128,466	3,058	13,726	—
Net change in unrealized appreciation or depreciation of investments	477,723	2,568,502	706,933	48,498	405,982
Net increase (decrease) in net assets resulting from operations	1,177,351	4,322,012	863,608	128,202	481,521

Contract transactions
Contract purchase payments	75,655	1,905,907	55,887	537,691	65,664
Net transfers(1)	(208,457)	(559,804)	(36,173)	457,271	(218,440)
Transfers for policy loans	7,829	8,292	(2,226)	1,090	5,984
Adjustments to net assets allocated to contracts in payment period	(5,983)	(2,258)	(248)	—	(881)
Contract charges	(4,790)	(19,006)	(2,039)	(587)	(4,550)
Contract terminations:
Surrender benefits	(1,233,192)	(3,169,819)	(683,921)	(276,666)	(1,090,177)
Death benefits	(75,305)	(148,829)	(21,343)	(19,980)	(59,873)
Increase (decrease) from contract transactions	(1,444,243)	(1,985,517)	(690,063)	698,819	(1,302,273)
Net assets at beginning of year	8,388,814	23,039,262	3,261,452	1,887,825	5,578,854
Net assets at end of year	$8,121,922	$25,375,757	$3,434,997	$2,714,846	$4,758,102

Accumulation unit activity
Units outstanding at beginning of year	3,750,383	7,631,340	2,234,929	1,805,160	3,202,463
Contract purchase payments	31,916	720,143	34,223	491,889	34,921
Net transfers(1)	(89,926)	(208,388)	(56,414)	420,838	(103,288)
Transfers for policy loans	3,309	1,205	(669)	996	2,431
Contract charges	(2,036)	(5,821)	(1,213)	(538)	(2,506)
Contract terminations:
Surrender benefits	(521,181)	(947,018)	(392,903)	(256,824)	(657,452)
Death benefits	(33,332)	(45,882)	(13,007)	(18,435)	(34,292)
Units outstanding at end of year	3,139,133	7,145,579	1,804,946	2,443,086	2,442,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$62,012	$120,235	$(35,864)	$(15,044)	$1,928
Net realized gain (loss) on sales of investments	1,288	357,081	148,239	175,208	6
Distributions from capital gains	—	390,733	594,807	425,727	—
Net change in unrealized appreciation or depreciation of investments	97,225	(147,073)	57,376	194,565	3,236
Net increase (decrease) in net assets resulting from operations	160,525	720,976	764,558	780,456	5,170

Contract transactions
Contract purchase payments	521,872	634,387	750,264	65,930	16,519
Net transfers(1)	127,608	(778,120)	385,324	(409,332)	42,939
Transfers for policy loans	—	(1,251)	(2,621)	(288)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,972)	—
Contract charges	(436)	(5,482)	(3,569)	(8,094)	(75)
Contract terminations:
Surrender benefits	(164,252)	(1,660,504)	(1,451,135)	(1,109,142)	(5,708)
Death benefits	(12,160)	(186,558)	(71,030)	(41,336)	—
Increase (decrease) from contract transactions	472,632	(1,997,528)	(392,767)	(1,505,234)	53,675
Net assets at beginning of year	1,641,878	10,537,427	8,242,370	8,606,024	118,683
Net assets at end of year	$2,275,035	$9,260,875	$8,614,161	$7,881,246	$177,528

Accumulation unit activity
Units outstanding at beginning of year	1,427,310	5,369,380	2,702,168	2,154,865	130,496
Contract purchase payments	437,813	348,321	292,303	15,703	17,632
Net transfers(1)	107,853	(349,993)	132,514	(99,687)	46,252
Transfers for policy loans	—	(1,286)	(1,242)	(22)	—
Contract charges	(362)	(2,743)	(1,103)	(1,961)	(82)
Contract terminations:
Surrender benefits	(136,343)	(786,288)	(486,172)	(262,365)	(5,983)
Death benefits	(10,272)	(100,098)	(19,346)	(10,428)	—
Units outstanding at end of year	1,825,999	4,477,293	2,619,122	1,796,105	188,315

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$19,783	$(22,849)	$20,535	$64,540	$8,694
Net realized gain (loss) on sales of investments	480,719	241,134	1,208	464,296	105,654
Distributions from capital gains	497,596	194,846	40,043	263,902	41,349
Net change in unrealized appreciation or depreciation of investments	29,213	165,989	(1,863)	163,535	(61,962)
Net increase (decrease) in net assets resulting from operations	1,027,311	579,120	59,923	956,273	93,735

Contract transactions
Contract purchase payments	56,248	5,562	29,312	51,449	20,947
Net transfers(1)	(197,564)	(21,473)	90,884	(380,750)	(116,914)
Transfers for policy loans	628	834	—	6,757	227
Adjustments to net assets allocated to contracts in payment period	(421)	(595)	—	—	—
Contract charges	(9,830)	(9,737)	(194)	(17,186)	(589)
Contract terminations:
Surrender benefits	(1,104,908)	(424,726)	(75,015)	(808,557)	(177,558)
Death benefits	(46,483)	(32,774)	(14,882)	(57,741)	(11,478)
Increase (decrease) from contract transactions	(1,302,330)	(482,909)	30,105	(1,206,028)	(285,365)
Net assets at beginning of year	5,128,413	2,377,351	671,958	6,567,353	1,379,692
Net assets at end of year	$4,853,394	$2,473,562	$761,986	$6,317,598	$1,188,062

Accumulation unit activity
Units outstanding at beginning of year	2,816,123	1,575,603	625,194	3,386,218	763,750
Contract purchase payments	27,813	2,998	26,812	25,100	11,185
Net transfers(1)	(99,149)	(12,644)	80,324	(185,876)	(62,417)
Transfers for policy loans	320	470	—	3,386	121
Contract charges	(4,544)	(5,260)	(175)	(8,159)	(314)
Contract terminations:
Surrender benefits	(553,716)	(238,741)	(66,138)	(395,921)	(94,622)
Death benefits	(20,616)	(19,723)	(13,419)	(30,104)	(6,140)
Units outstanding at end of year	2,166,231	1,302,703	652,598	2,794,644	611,563

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Operations
Investment income (loss) — net	$(18,773)	$12,256	$(5,757)	$(9,358)	$1,721
Net realized gain (loss) on sales of investments	53,403	298,273	11,842	80,264	(67,113)
Distributions from capital gains	111,058	—	41,429	56,853	—
Net change in unrealized appreciation or depreciation of investments	175,547	559,942	84,162	196,490	138,564
Net increase (decrease) in net assets resulting from operations	321,235	870,471	131,676	324,249	73,172

Contract transactions
Contract purchase payments	20,954	70,542	5,675	7,571	9,491
Net transfers(1)	(119,516)	(300,445)	4,636	(53,144)	(134,428)
Transfers for policy loans	1,195	748	—	2,736	—
Adjustments to net assets allocated to contracts in payment period	(3,589)	(5,621)	—	—	—
Contract charges	(1,863)	(4,142)	(359)	(2,043)	(276)
Contract terminations:
Surrender benefits	(614,457)	(843,853)	(67,154)	(207,605)	(103,138)
Death benefits	(27,162)	(70,618)	(17,817)	(3,672)	(490)
Increase (decrease) from contract transactions	(744,438)	(1,153,389)	(75,019)	(256,157)	(228,841)
Net assets at beginning of year	2,313,647	4,279,894	652,763	1,031,754	567,252
Net assets at end of year	$1,890,444	$3,996,976	$709,420	$1,099,846	$411,583

Accumulation unit activity
Units outstanding at beginning of year	1,172,184	2,802,102	457,775	758,165	574,932
Contract purchase payments	9,518	42,232	3,540	4,695	9,345
Net transfers(1)	(55,445)	(168,199)	2,490	(32,249)	(129,813)
Transfers for policy loans	547	443	—	1,726	—
Contract charges	(848)	(2,478)	(224)	(1,123)	(258)
Contract terminations:
Surrender benefits	(278,072)	(490,386)	(42,557)	(128,135)	(96,954)
Death benefits	(12,644)	(43,470)	(11,216)	(1,461)	(439)
Units outstanding at end of year	835,240	2,140,244	409,808	601,618	356,813

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv
Operations
Investment income (loss) — net	$13,112	$(766)	$(6,917)	$9,584	$(24,348)
Net realized gain (loss) on sales of investments	(3,743)	81	65,931	(83,570)	261,800
Distributions from capital gains	—	—	53,456	—	34,700
Net change in unrealized appreciation or depreciation of investments	10,559	29,033	191,053	422,349	549,382
Net increase (decrease) in net assets resulting from operations	19,928	28,348	303,523	348,363	821,534

Contract transactions
Contract purchase payments	47,085	7,282	1,753	26,960	249,646
Net transfers(1)	(11,464)	3,676	(37,047)	(70,454)	(483,643)
Transfers for policy loans	—	61	—	2,152	1,108
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(260)	(138)	(221)	(589)	(6,800)
Contract terminations:
Surrender benefits	(86,956)	(401)	(95,700)	(231,383)	(549,883)
Death benefits	(8,628)	—	—	(17,415)	(94,542)
Increase (decrease) from contract transactions	(60,223)	10,480	(131,215)	(290,729)	(884,114)
Net assets at beginning of year	930,929	185,145	746,045	1,286,803	3,444,016
Net assets at end of year	$890,634	$223,973	$918,353	$1,344,437	$3,381,436

Accumulation unit activity
Units outstanding at beginning of year	911,562	156,121	702,470	1,057,548	2,186,109
Contract purchase payments	45,177	5,697	1,342	18,539	140,856
Net transfers(1)	(11,333)	2,947	(32,162)	(50,432)	(267,369)
Transfers for policy loans	—	47	—	1,522	615
Contract charges	(250)	(118)	(171)	(417)	(3,746)
Contract terminations:
Surrender benefits	(83,787)	(157)	(71,421)	(165,362)	(301,993)
Death benefits	(8,251)	—	—	(13,051)	(53,727)
Units outstanding at end of year	853,118	164,537	600,058	848,347	1,700,745

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(4,932)	$(17,583)	$(13,705)	$207,619	$30,014
Net realized gain (loss) on sales of investments	23,774	207	37,119	100,010	112,591
Distributions from capital gains	21,509	188,702	33,309	—	—
Net change in unrealized appreciation or depreciation of investments	48,290	691,078	314,592	504,513	18,581
Net increase (decrease) in net assets resulting from operations	88,641	862,404	371,315	812,142	161,186

Contract transactions
Contract purchase payments	20,914	45,399	25,070	276,111	24,377
Net transfers(1)	6,878	(184,641)	(32,708)	238,569	(290,928)
Transfers for policy loans	—	4,968	6,302	(1,581)	1,017
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,112)	—
Contract charges	(349)	(1,921)	(1,070)	(4,515)	(2,235)
Contract terminations:
Surrender benefits	(142,140)	(444,458)	(268,393)	(909,687)	(443,028)
Death benefits	(111,373)	(21,550)	—	(112,019)	(22,313)
Increase (decrease) from contract transactions	(226,070)	(602,203)	(270,799)	(515,234)	(733,110)
Net assets at beginning of year	534,018	3,398,055	1,596,973	6,062,215	2,296,509
Net assets at end of year	$396,589	$3,658,256	$1,697,489	$6,359,123	$1,724,585

Accumulation unit activity
Units outstanding at beginning of year	462,838	3,315,059	879,867	2,387,102	1,661,526
Contract purchase payments	16,371	38,997	12,355	118,209	16,957
Net transfers(1)	6,101	(143,639)	(15,165)	145,189	(201,859)
Transfers for policy loans	—	4,121	3,245	(549)	691
Contract charges	(280)	(1,645)	(521)	(1,622)	(1,562)
Contract terminations:
Surrender benefits	(107,613)	(383,439)	(127,684)	(328,847)	(310,900)
Death benefits	(89,288)	(18,257)	—	(44,490)	(15,690)
Units outstanding at end of year	288,129	2,811,197	752,097	2,274,992	1,149,163

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(13,326)	$(3,296)	$(1,068)	$(16,694)	$166,178
Net realized gain (loss) on sales of investments	(13,819)	90,282	(255)	243,640	(82,755)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	451,647	153,013	7,191	1,607,158	719,153
Net increase (decrease) in net assets resulting from operations	424,502	239,999	5,868	1,834,104	802,576

Contract transactions
Contract purchase payments	114,002	11,443	16,994	1,008,098	484,407
Net transfers(1)	(201,692)	(153,799)	16,628	(213,750)	(587,735)
Transfers for policy loans	175	(161)	—	1,700	(7,571)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,020)
Contract charges	(918)	(1,730)	(12)	(1,673)	(19,907)
Contract terminations:
Surrender benefits	(122,869)	(357,637)	(215)	(850,278)	(2,609,303)
Death benefits	(499)	(17,347)	—	(40,011)	(188,838)
Increase (decrease) from contract transactions	(211,801)	(519,231)	33,395	(95,914)	(2,930,967)
Net assets at beginning of year	1,199,262	1,125,165	95,237	5,316,660	16,909,875
Net assets at end of year	$1,411,963	$845,933	$134,500	$7,054,850	$14,781,484

Accumulation unit activity
Units outstanding at beginning of year	763,767	1,040,704	103,050	2,966,570	11,151,491
Contract purchase payments	58,492	9,102	17,902	504,802	389,627
Net transfers(1)	(98,436)	(132,952)	17,572	(100,756)	(375,348)
Transfers for policy loans	59	(171)	—	689	(4,734)
Contract charges	(473)	(1,373)	(13)	(786)	(12,611)
Contract terminations:
Surrender benefits	(62,637)	(273,455)	—	(413,809)	(1,655,111)
Death benefits	(223)	(13,452)	—	(17,663)	(121,233)
Units outstanding at end of year	660,549	628,403	138,511	2,939,047	9,372,081

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(12,469)	$206,428	$1,283	$7,740	$(4,420)
Net realized gain (loss) on sales of investments	118,254	(24,673)	644	(484)	44,880
Distributions from capital gains	209,161	—	—	—	129,965
Net change in unrealized appreciation or depreciation of investments	150,123	561,051	9,828	20,436	30,918
Net increase (decrease) in net assets resulting from operations	465,069	742,806	11,755	27,692	201,343

Contract transactions
Contract purchase payments	404,150	148,737	29,299	308,390	8,866
Net transfers(1)	121,684	(514,753)	32,443	236,727	(15,683)
Transfers for policy loans	(12)	(317)	—	352	(224)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,196)	(7,664)	(64)	(365)	(1,050)
Contract terminations:
Surrender benefits	(621,603)	(1,421,637)	(21,139)	(36,892)	(389,246)
Death benefits	(18,479)	(74,246)	—	—	(17,568)
Increase (decrease) from contract transactions	(115,456)	(1,869,880)	40,539	508,212	(414,905)
Net assets at beginning of year	3,666,709	6,686,307	69,052	708,858	1,435,489
Net assets at end of year	$4,016,322	$5,559,233	$121,346	$1,244,762	$1,221,927

Accumulation unit activity
Units outstanding at beginning of year	1,597,340	4,684,268	68,518	677,165	622,377
Contract purchase payments	170,776	98,371	27,444	299,895	3,368
Net transfers(1)	52,896	(334,996)	31,398	230,289	(6,084)
Transfers for policy loans	(96)	(226)	—	346	(73)
Contract charges	(488)	(4,982)	(61)	(358)	(403)
Contract terminations:
Surrender benefits	(257,825)	(923,142)	(19,675)	(25,754)	(149,015)
Death benefits	(7,744)	(49,877)	—	—	(6,810)
Units outstanding at end of year	1,554,859	3,469,416	107,624	1,181,583	463,360

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$9,443	$(1,190)	$(15,719)	$14,198	$(499,694)
Net realized gain (loss) on sales of investments	6,564	80,432	(11,852)	7,826	2,768,077
Distributions from capital gains	—	55,502	4,671	—	—
Net change in unrealized appreciation or depreciation of investments	134,452	48,699	32,600	18,711	6,119,156
Net increase (decrease) in net assets resulting from operations	150,459	183,443	9,700	40,735	8,387,539

Contract transactions
Contract purchase payments	12,502	17,148	177,535	40,032	2,255,569
Net transfers(1)	(41,452)	(12,987)	151,914	202,824	(5,212,990)
Transfers for policy loans	115	2,185	106	237	(42,781)
Adjustments to net assets allocated to contracts in payment period	(310)	—	—	—	—
Contract charges	(581)	(639)	(730)	(162)	(270,087)
Contract terminations:
Surrender benefits	(41,965)	(118,706)	(165,277)	(107,246)	(2,369,958)
Death benefits	(411)	(31,284)	(17,828)	(11,716)	(368,298)
Increase (decrease) from contract transactions	(72,102)	(144,283)	145,720	123,969	(6,008,545)
Net assets at beginning of year	616,341	682,898	1,448,559	360,308	50,684,591
Net assets at end of year	$694,698	$722,058	$1,603,979	$525,012	$53,063,585

Accumulation unit activity
Units outstanding at beginning of year	409,193	343,601	1,519,904	459,225	32,439,041
Contract purchase payments	7,226	7,437	182,357	46,459	1,332,310
Net transfers(1)	(23,359)	(3,799)	154,492	235,435	(3,124,721)
Transfers for policy loans	68	920	109	276	(26,022)
Contract charges	(341)	(279)	(755)	(184)	(157,877)
Contract terminations:
Surrender benefits	(25,158)	(51,409)	(169,243)	(121,845)	(1,391,651)
Death benefits	(267)	(13,029)	(17,979)	(14,457)	(236,725)
Units outstanding at end of year	367,362	283,442	1,668,885	604,909	28,834,355

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)	VP Man Risk US, Cl 2(2)
Operations
Investment income (loss) — net	$(522,722)	$(414,327)	$(469,662)	$(1,299)	$(2,446)
Net realized gain (loss) on sales of investments	4,761,432	1,701,349	3,100,312	36	52
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,956,847	1,108,860	337,336	17,133	35,651
Net increase (decrease) in net assets resulting from operations	9,195,557	2,395,882	2,967,986	15,870	33,257

Contract transactions
Contract purchase payments	947,185	2,264,610	314,544	317,680	1,426,756
Net transfers(1)	641,013	(1,763,446)	(7,936,615)	387,551	67,827
Transfers for policy loans	(32,222)	913	13,886	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(369,097)	(290,472)	(282,994)	(392)	(313)
Contract terminations:
Surrender benefits	(9,346,090)	(5,276,450)	(8,195,342)	(124)	(104)
Death benefits	(466,112)	(831,977)	(1,019,125)	—	—
Increase (decrease) from contract transactions	(8,625,323)	(5,896,822)	(17,105,646)	704,715	1,494,166
Net assets at beginning of year	55,434,097	41,640,691	56,481,593	—	—
Net assets at end of year	$56,004,331	$38,139,751	$42,343,933	$720,585	$1,527,423

Accumulation unit activity
Units outstanding at beginning of year	35,344,478	34,599,691	46,586,946	—	—
Contract purchase payments	554,950	1,819,633	250,846	313,497	1,397,942
Net transfers(1)	375,376	(1,429,812)	(6,352,708)	382,873	66,683
Transfers for policy loans	(18,951)	775	10,943	—	—
Contract charges	(217,798)	(233,044)	(226,280)	(383)	(304)
Contract terminations:
Surrender benefits	(5,424,637)	(4,236,005)	(6,540,862)	—	—
Death benefits	(284,333)	(671,250)	(834,884)	—	—
Units outstanding at end of year	30,329,085	29,849,988	32,894,001	695,987	1,464,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(338,625)	$(787,955)	$(4,708,901)	$(9,133,864)	$(4,610,216)
Net realized gain (loss) on sales of investments	355,557	617,406	3,637,606	7,665,135	12,524,755
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,088,699	7,227,384	71,872,295	110,322,185	42,989,776
Net increase (decrease) in net assets resulting from operations	2,105,631	7,056,835	70,801,000	108,853,456	50,904,315

Contract transactions
Contract purchase payments	2,465,357	10,818,334	40,257,246	72,121,230	13,460,215
Net transfers(1)	(3,090,287)	1,391,009	5,431,506	1,500,040	9,217,689
Transfers for policy loans	—	—	(9,598)	(17,329)	42,238
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	69,805
Contract charges	(339,337)	(713,215)	(4,945,245)	(9,885,266)	(3,538,611)
Contract terminations:
Surrender benefits	(1,325,842)	(2,329,062)	(16,709,499)	(29,596,358)	(34,120,920)
Death benefits	(519,302)	(1,306,068)	(1,854,327)	(5,892,903)	(5,074,895)
Increase (decrease) from contract transactions	(2,809,411)	7,860,998	22,170,083	28,229,414	(19,944,479)
Net assets at beginning of year	32,626,513	67,847,426	424,755,549	818,094,595	429,559,070
Net assets at end of year	$31,922,733	$82,765,259	$517,726,632	$955,177,465	$460,518,906

Accumulation unit activity
Units outstanding at beginning of year	31,385,372	63,521,126	380,944,097	711,883,470	308,714,441
Contract purchase payments	2,294,129	9,518,496	32,744,406	58,361,826	9,152,196
Net transfers(1)	(2,877,819)	1,203,845	4,327,343	1,320,942	6,223,970
Transfers for policy loans	—	—	(8,465)	(14,554)	29,187
Contract charges	(314,296)	(632,949)	(4,070,170)	(8,025,976)	(2,387,660)
Contract terminations:
Surrender benefits	(1,234,013)	(2,074,706)	(14,271,066)	(24,408,878)	(23,007,695)
Death benefits	(480,405)	(1,159,395)	(1,499,979)	(4,731,198)	(3,457,270)
Units outstanding at end of year	28,772,968	70,376,417	398,166,166	734,385,632	295,267,169

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(6,060,835)	$(2,124,815)	$(1,990,053)	$(945,841)	$(1,157,673)
Net realized gain (loss) on sales of investments	39,957,161	10,389,805	18,578,290	3,194,500	7,035,912
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,430,834	21,754,465	13,490,728	5,493,104	4,344,228
Net increase (decrease) in net assets resulting from operations	73,327,160	30,019,455	30,078,965	7,741,763	10,222,467

Contract transactions
Contract purchase payments	1,646,906	9,316,362	1,936,384	3,032,395	266,209
Net transfers(1)	5,675,997	(8,143,950)	(9,533,473)	1,883,676	456,556
Transfers for policy loans	(28,681)	(36,286)	(3,695)	(928)	(24,373)
Adjustments to net assets allocated to contracts in payment period	—	163,652	—	(25,437)	—
Contract charges	(4,179,147)	(1,589,759)	(1,242,980)	(641,501)	(710,800)
Contract terminations:
Surrender benefits	(98,351,316)	(19,427,286)	(34,206,309)	(8,588,323)	(18,185,301)
Death benefits	(8,287,063)	(841,287)	(1,520,481)	(1,442,863)	(3,014,446)
Increase (decrease) from contract transactions	(103,523,304)	(20,558,554)	(44,570,554)	(5,782,981)	(21,212,155)
Net assets at beginning of year	649,225,007	210,345,203	219,222,868	89,340,666	125,661,966
Net assets at end of year	$619,028,863	$219,806,104	$204,731,279	$91,299,448	$114,672,278

Accumulation unit activity
Units outstanding at beginning of year	463,580,469	142,284,710	147,586,664	68,910,170	96,287,219
Contract purchase payments	1,107,618	5,887,353	1,213,925	2,253,161	194,299
Net transfers(1)	3,766,807	(5,212,625)	(5,935,766)	1,373,296	314,410
Transfers for policy loans	(17,842)	(22,220)	(2,826)	(674)	(17,855)
Contract charges	(2,812,251)	(1,002,063)	(779,054)	(471,706)	(520,348)
Contract terminations:
Surrender benefits	(65,809,911)	(12,127,558)	(21,432,217)	(6,316,657)	(13,325,304)
Death benefits	(5,586,494)	(560,645)	(943,427)	(1,086,237)	(2,203,050)
Units outstanding at end of year	394,228,396	129,246,952	119,707,299	64,661,353	80,729,371

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(45,525)	$(27,941)	$(281,927)	$(223,801)	$31,722
Net realized gain (loss) on sales of investments	537,451	2,055	67,797	36,752	37,309
Distributions from capital gains	—	—	—	—	79,842
Net change in unrealized appreciation or depreciation of investments	(204,975)	295,635	4,511,897	2,984,916	2,786,181
Net increase (decrease) in net assets resulting from operations	286,951	269,749	4,297,767	2,797,867	2,935,054

Contract transactions
Contract purchase payments	43,815	3,199,248	22,412,105	22,792,897	138,750
Net transfers(1)	(297,487)	1,354,677	13,828,913	8,859,491	168
Transfers for policy loans	4,150	—	—	—	4,550
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,026)
Contract charges	(10,737)	(9,418)	(182,691)	(122,424)	(12,223)
Contract terminations:
Surrender benefits	(618,473)	(17,443)	(612,461)	(444,521)	(1,646,425)
Death benefits	(71,701)	—	—	(160,024)	(127,168)
Increase (decrease) from contract transactions	(950,433)	4,527,064	35,445,866	30,925,419	(1,643,374)
Net assets at beginning of year	5,677,468	204,382	7,129,948	5,024,991	9,709,635
Net assets at end of year	$5,013,986	$5,001,195	$46,873,581	$38,748,277	$11,001,315

Accumulation unit activity
Units outstanding at beginning of year	1,919,646	203,110	6,900,547	4,930,384	4,693,110
Contract purchase payments	15,545	3,039,961	19,985,547	20,795,132	59,006
Net transfers(1)	(111,069)	1,279,160	12,514,019	8,284,020	27,199
Transfers for policy loans	1,280	—	—	—	1,809
Contract charges	(3,717)	(8,793)	(159,978)	(110,715)	(4,869)
Contract terminations:
Surrender benefits	(211,872)	(16,053)	(553,748)	(407,537)	(654,686)
Death benefits	(27,728)	—	—	(145,761)	(55,896)
Units outstanding at end of year	1,582,085	4,497,385	38,686,387	33,345,523	4,065,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(142,749)	$(1,923)	$38,941	$(6,867)	$(32,976)
Net realized gain (loss) on sales of investments	(439,118)	88,664	25,878	170,560	86,936
Distributions from capital gains	2,576,558	80,617	—	221,981	101,387
Net change in unrealized appreciation or depreciation of investments	729,441	40,983	373,459	112,175	583,319
Net increase (decrease) in net assets resulting from operations	2,724,132	208,341	438,278	497,849	738,666

Contract transactions
Contract purchase payments	167,271	40,969	17,724	24,672	291,405
Net transfers(1)	(533,435)	(58,995)	66,822	(59,956)	15,508
Transfers for policy loans	(10,647)	8,974	1,823	1	916
Adjustments to net assets allocated to contracts in payment period	(1,486)	—	(1,206)	(5,659)	—
Contract charges	(13,908)	(1,311)	(3,389)	(1,471)	(1,581)
Contract terminations:
Surrender benefits	(3,042,742)	(183,976)	(316,708)	(589,274)	(493,568)
Death benefits	(150,510)	(26,371)	(22,486)	(497)	(31,240)
Increase (decrease) from contract transactions	(3,585,457)	(220,710)	(257,420)	(632,184)	(218,560)
Net assets at beginning of year	16,317,925	1,979,013	2,051,417	2,881,201	3,027,491
Net assets at end of year	$15,456,600	$1,966,644	$2,232,275	$2,746,866	$3,547,597

Accumulation unit activity
Units outstanding at beginning of year	5,526,116	900,461	1,557,421	1,178,087	1,325,718
Contract purchase payments	50,128	17,517	11,518	10,003	118,545
Net transfers(1)	(181,160)	(26,860)	60,275	(21,382)	11,249
Transfers for policy loans	(3,340)	3,921	1,213	—	366
Contract charges	(4,264)	(562)	(2,442)	(564)	(624)
Contract terminations:
Surrender benefits	(982,927)	(80,926)	(216,340)	(221,420)	(193,991)
Death benefits	(45,917)	(11,870)	(16,094)	(187)	(12,645)
Units outstanding at end of year	4,358,636	801,681	1,395,551	944,537	1,248,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$15,390
Net realized gain (loss) on sales of investments	(915)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	11,041
Net increase (decrease) in net assets resulting from operations	25,516

Contract transactions
Contract purchase payments	30,124
Net transfers(1)	85,925
Transfers for policy loans	25
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(36)
Contract terminations:
Surrender benefits	(45,850)
Death benefits	—
Increase (decrease) from contract transactions	70,188
Net assets at beginning of year	299,709
Net assets at end of year	$395,413

Accumulation unit activity
Units outstanding at beginning of year	284,203
Contract purchase payments	27,386
Net transfers(1)	80,102
Transfers for policy loans	22
Contract charges	(32)
Contract terminations:
Surrender benefits	(41,622)
Death benefits	—
Units outstanding at end of year	350,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(1,516)	$(9,888)	$(4,729)	$10,582	$30,402
Net realized gain (loss) on sales of investments	(1,287)	64,539	362,952	(321,426)	(17,559)
Distributions from capital gains	73	—	294,777	—	—
Net change in unrealized appreciation or depreciation of investments	10,075	(79,583)	(185,860)	158,747	733,109
Net increase (decrease) in net assets resulting from operations	7,345	(24,932)	467,140	(152,097)	745,952

Contract transactions
Contract purchase payments	41,225	10,713	41,566	145,025	183,583
Net transfers(1)	(13,379)	(114,343)	(319,756)	(343,929)	810,803
Transfers for policy loans	—	50	6,486	13,283	551
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,081)	—
Contract charges	(102)	(1,274)	(3,593)	(11,005)	(952)
Contract terminations:
Surrender benefits	(9,102)	(160,360)	(828,559)	(1,150,940)	(98,400)
Death benefits	—	(4,592)	(43,727)	(48,226)	(29,146)
Increase (decrease) from contract transactions	18,642	(269,806)	(1,147,583)	(1,397,873)	866,439
Net assets at beginning of year	320,522	1,243,557	5,616,299	8,303,434	1,053,125
Net assets at end of year	$346,509	$948,819	$4,935,856	$6,753,464	$2,665,516

Accumulation unit activity
Units outstanding at beginning of year	297,392	852,628	3,010,654	5,809,118	1,451,084
Contract purchase payments	37,799	7,522	22,046	112,347	219,047
Net transfers(1)	(11,826)	(78,930)	(176,941)	(265,558)	1,119,921
Transfers for policy loans	—	35	3,278	8,850	664
Contract charges	(94)	(891)	(1,897)	(7,433)	(1,109)
Contract terminations:
Surrender benefits	(8,684)	(113,830)	(423,938)	(739,018)	(114,262)
Death benefits	—	(3,439)	(24,959)	(43,051)	(42,924)
Units outstanding at end of year	314,587	663,095	2,408,243	4,875,255	2,632,421

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$1,233	$27,274	$(18,047)	$99,273	$3,368
Net realized gain (loss) on sales of investments	42,043	318,829	145,217	895,937	(414,759)
Distributions from capital gains	—	227,077	99,504	—	—
Net change in unrealized appreciation or depreciation of investments	(137,494)	310,973	(139,838)	1,649,801	481,494
Net increase (decrease) in net assets resulting from operations	(94,218)	884,153	86,836	2,645,011	70,103

Contract transactions
Contract purchase payments	14,673	51,533	10,114	427,481	257,161
Net transfers(1)	(129,332)	(74,809)	229,745	(31,758)	(1,842,668)
Transfers for policy loans	3,103	846	181	10,240	377
Adjustments to net assets allocated to contracts in payment period	(166)	—	—	(1,689)	—
Contract charges	(675)	(2,673)	(2,116)	(7,443)	(2,629)
Contract terminations:
Surrender benefits	(194,611)	(861,984)	(342,884)	(2,382,051)	(709,763)
Death benefits	(9,741)	(5,013)	(8,533)	(322,180)	(31,179)
Increase (decrease) from contract transactions	(316,749)	(892,100)	(113,493)	(2,307,400)	(2,328,701)
Net assets at beginning of year	1,476,249	4,590,894	2,443,829	15,370,074	6,239,628
Net assets at end of year	$1,065,282	$4,582,947	$2,417,172	$15,707,685	$3,981,030

Accumulation unit activity
Units outstanding at beginning of year	893,555	2,380,362	1,268,591	7,631,098	5,408,290
Contract purchase payments	9,119	23,987	5,310	193,398	221,418
Net transfers(1)	(82,570)	(30,151)	116,521	(30,361)	(1,621,933)
Transfers for policy loans	2,016	395	93	4,104	324
Contract charges	(430)	(1,324)	(1,082)	(3,447)	(2,281)
Contract terminations:
Surrender benefits	(129,542)	(416,881)	(177,944)	(1,078,195)	(615,074)
Death benefits	(6,656)	(2,578)	(4,100)	(136,065)	(28,258)
Units outstanding at end of year	685,492	1,953,810	1,207,389	6,580,532	3,362,486

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$9,085	$(166,554)	$(1,634)	$(13,784)	$(207,152)
Net realized gain (loss) on sales of investments	47,045	512,858	(2,726)	9,986	1,329,551
Distributions from capital gains	30,863	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,104	467,945	18,302	106,706	84,469
Net increase (decrease) in net assets resulting from operations	91,097	814,249	13,942	102,908	1,206,868

Contract transactions
Contract purchase payments	12,502	1,630,125	103,690	266,797	184,431
Net transfers(1)	(64,190)	3,468,131	87,256	413,975	(922,288)
Transfers for policy loans	1,175	5,983	—	(749)	25,776
Adjustments to net assets allocated to contracts in payment period	—	55,191	—	—	14,769
Contract charges	(796)	(9,058)	(33)	(332)	(28,671)
Contract terminations:
Surrender benefits	(327,432)	(1,545,446)	(811)	(78,163)	(2,109,731)
Death benefits	(283)	(113,503)	—	—	(126,089)
Increase (decrease) from contract transactions	(379,024)	3,491,423	190,102	601,528	(2,961,803)
Net assets at beginning of year	1,401,436	13,911,991	56,769	1,026,554	20,572,011
Net assets at end of year	$1,113,509	$18,217,663	$260,813	$1,730,990	$18,817,076

Accumulation unit activity
Units outstanding at beginning of year	962,014	7,198,587	101,542	745,457	11,735,373
Contract purchase payments	8,398	899,480	175,520	193,221	110,466
Net transfers(1)	(40,362)	1,945,502	153,492	288,244	(626,789)
Transfers for policy loans	784	1,018	—	(502)	11,290
Contract charges	(524)	(4,776)	(60)	(235)	(17,413)
Contract terminations:
Surrender benefits	(212,830)	(806,934)	(1,415)	(54,245)	(1,302,356)
Death benefits	(186)	(55,168)	—	—	(63,902)
Units outstanding at end of year	717,294	9,177,709	429,079	1,171,940	9,846,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(947)	$(283,932)	$5,126	$(76,442)	$(73,990)
Net realized gain (loss) on sales of investments	(1,240)	2,211,293	(525)	63,659	(428,356)
Distributions from capital gains	—	—	—	—	208,538
Net change in unrealized appreciation or depreciation of investments	(984)	1,516,495	22,694	375,242	194,223
Net increase (decrease) in net assets resulting from operations	(3,171)	3,443,856	27,295	362,459	(99,585)

Contract transactions
Contract purchase payments	1,892	360,149	50,868	123,154	51,214
Net transfers(1)	(7,830)	(885,011)	110,617	(214,076)	(531,819)
Transfers for policy loans	—	33,499	—	26,247	3,280
Adjustments to net assets allocated to contracts in payment period	—	(25,438)	—	(2,258)	(1,082)
Contract charges	(25)	(24,006)	(173)	(11,481)	(12,617)
Contract terminations:
Surrender benefits	(9,494)	(3,546,361)	(6,834)	(948,620)	(1,073,558)
Death benefits	—	(331,758)	(13,019)	(24,037)	(136,312)
Increase (decrease) from contract transactions	(15,457)	(4,418,926)	141,459	(1,051,071)	(1,700,894)
Net assets at beginning of year	93,728	30,244,850	295,720	8,778,195	8,499,137
Net assets at end of year	$75,100	$29,269,780	$464,474	$8,089,583	$6,698,658

Accumulation unit activity
Units outstanding at beginning of year	103,818	14,184,617	332,196	4,708,793	5,683,201
Contract purchase payments	2,117	156,860	53,045	70,498	33,468
Net transfers(1)	(8,996)	(394,503)	111,570	(22,151)	(332,620)
Transfers for policy loans	—	13,940	—	14,421	2,005
Contract charges	(29)	(11,420)	(180)	(5,655)	(8,352)
Contract terminations:
Surrender benefits	(10,557)	(1,555,815)	(7,093)	(449,393)	(657,097)
Death benefits	—	(178,477)	(14,934)	(11,511)	(90,759)
Units outstanding at end of year	86,353	12,215,202	474,604	4,305,002	4,629,846

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(123,817)	$642,389	$1,040,990	$195,332	$(42,080)
Net realized gain (loss) on sales of investments	123	(8,998)	(313,507)	(62,987)	487,163
Distributions from capital gains	—	—	475,733	16,882	—
Net change in unrealized appreciation or depreciation of investments	(122)	665,774	(412,264)	865,706	(448,242)
Net increase (decrease) in net assets resulting from operations	(123,816)	1,299,165	790,952	1,014,933	(3,159)

Contract transactions
Contract purchase payments	326,833	93,329	72,637	228,594	48,414
Net transfers(1)	217,554	(455,377)	4,013,381	(111,782)	(717,717)
Transfers for policy loans	(10,960)	9,826	5,475	9,706	8,687
Adjustments to net assets allocated to contracts in payment period	(1,387)	(7,238)	(1,770)	(21,118)	(6)
Contract charges	(14,423)	(8,116)	(15,882)	(40,178)	(5,022)
Contract terminations:
Surrender benefits	(2,354,956)	(1,746,318)	(1,243,603)	(3,412,781)	(477,326)
Death benefits	(117,090)	(162,178)	(110,042)	(505,363)	(6,647)
Increase (decrease) from contract transactions	(1,954,429)	(2,276,072)	2,720,196	(3,852,922)	(1,149,617)
Net assets at beginning of year	13,886,712	13,457,108	6,584,485	28,925,442	5,446,500
Net assets at end of year	$11,808,467	$12,480,201	$10,095,633	$26,087,453	$4,293,724

Accumulation unit activity
Units outstanding at beginning of year	13,089,843	6,050,770	3,717,630	17,809,440	4,927,374
Contract purchase payments	317,027	43,372	39,129	136,473	46,068
Net transfers(1)	151,916	(204,253)	2,199,894	(43,779)	(694,327)
Transfers for policy loans	(11,800)	4,214	2,852	5,439	8,950
Contract charges	(13,933)	(3,476)	(8,412)	(24,352)	(4,617)
Contract terminations:
Surrender benefits	(2,235,974)	(729,504)	(660,021)	(1,971,675)	(463,167)
Death benefits	(104,717)	(75,461)	(62,071)	(323,921)	(5,427)
Units outstanding at end of year	11,192,362	5,085,662	5,229,001	15,587,625	3,814,854

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(106,060)	$48,333	$4,925	$(40,445)	$(28,360)
Net realized gain (loss) on sales of investments	475,111	(20,491)	1,946	245,125	323,301
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	812,209	42,856	(10,769)	(176,562)	72,486
Net increase (decrease) in net assets resulting from operations	1,181,260	70,698	(3,898)	28,118	367,427

Contract transactions
Contract purchase payments	1,079,275	252,976	40,390	41,528	43,067
Net transfers(1)	2,742,953	732,332	322,353	(155,589)	(431,593)
Transfers for policy loans	(1,673)	—	110	7,372	(8,894)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,677)	—
Contract charges	(4,861)	(858)	(168)	(2,079)	(2,635)
Contract terminations:
Surrender benefits	(1,129,440)	(176,295)	(46,715)	(389,743)	(414,344)
Death benefits	(380,059)	(7,563)	—	(1,806)	(29,399)
Increase (decrease) from contract transactions	2,306,195	800,592	315,970	(504,994)	(843,798)
Net assets at beginning of year	10,222,357	1,603,476	490,147	3,937,634	3,389,361
Net assets at end of year	$13,709,812	$2,474,766	$802,219	$3,460,758	$2,912,990

Accumulation unit activity
Units outstanding at beginning of year	6,083,927	1,573,325	498,829	2,309,307	1,743,271
Contract purchase payments	601,088	237,588	39,007	24,574	22,571
Net transfers(1)	1,510,458	702,547	309,887	(88,383)	(212,397)
Transfers for policy loans	(1,699)	—	106	4,640	(3,817)
Contract charges	(2,873)	(822)	(164)	(1,228)	(1,317)
Contract terminations:
Surrender benefits	(638,421)	(176,700)	(45,424)	(224,429)	(200,840)
Death benefits	(190,759)	(7,346)	—	(986)	(15,055)
Units outstanding at end of year	7,361,721	2,328,592	802,241	2,023,495	1,332,416

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$23,714	$(8,811)	$(17,785)	$85,886	$(7,823)
Net realized gain (loss) on sales of investments	43,476	99,064	136,326	18,776	(157,892)
Distributions from capital gains	—	—	—	34,797	—
Net change in unrealized appreciation or depreciation of investments	(446,457)	69,808	113,487	(54,237)	257,666
Net increase (decrease) in net assets resulting from operations	(379,267)	160,061	232,028	85,222	91,951

Contract transactions
Contract purchase payments	82,097	7,858	16,534	51,462	23,939
Net transfers(1)	1,237,285	(114,144)	(187,989)	(118,557)	29,501
Transfers for policy loans	1,364	701	1,116	4,324	1,315
Adjustments to net assets allocated to contracts in payment period	2,468	—	(1,039)	(6,298)	—
Contract charges	(3,434)	(437)	(1,377)	(3,432)	(777)
Contract terminations:
Surrender benefits	(669,035)	(104,705)	(181,856)	(530,469)	(103,963)
Death benefits	(15,228)	(56,558)	(6,058)	(78,053)	(1,546)
Increase (decrease) from contract transactions	635,517	(267,285)	(360,669)	(681,023)	(51,531)
Net assets at beginning of year	4,781,596	1,074,073	2,198,200	5,092,428	855,693
Net assets at end of year	$5,037,846	$966,849	$2,069,559	$4,496,627	$896,113

Accumulation unit activity
Units outstanding at beginning of year	3,360,974	613,334	988,124	4,002,048	1,832,512
Contract purchase payments	67,076	4,516	7,062	39,186	48,892
Net transfers(1)	1,016,954	(63,184)	(84,716)	(103,084)	59,510
Transfers for policy loans	(1,589)	404	128	3,138	2,720
Contract charges	(2,740)	(247)	(606)	(2,698)	(1,567)
Contract terminations:
Surrender benefits	(536,048)	(56,454)	(81,111)	(398,905)	(211,771)
Death benefits	(12,353)	(30,097)	(2,612)	(59,999)	(3,189)
Units outstanding at end of year	3,892,274	468,272	826,269	3,479,686	1,727,107

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1(2)	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$22,633	$(73,070)	$2,428	$(51,974)	$(21,387)
Net realized gain (loss) on sales of investments	(19,660)	(829,604)	(496)	81,986	242,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(57,485)	1,502,828	5,954	393,860	(28,870)
Net increase (decrease) in net assets resulting from operations	(54,512)	600,154	7,886	423,872	191,832

Contract transactions
Contract purchase payments	47,192	36,316	93,922	64,091	20,560
Net transfers(1)	66,874	(529,082)	175,608	8,342,808	(122,937)
Transfers for policy loans	487	(2,347)	(1,642)	(15,221)	50
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(142)	(21,400)	(40)	(7,180)	(7,484)
Contract terminations:
Surrender benefits	(10,253)	(1,197,304)	(6,196)	(938,690)	(382,844)
Death benefits	(8,313)	(73,632)	—	(76,099)	(25,517)
Increase (decrease) from contract transactions	95,845	(1,787,449)	261,652	7,369,709	(518,172)
Net assets at beginning of year	410,213	8,552,398	129,788	—	2,563,987
Net assets at end of year	$451,546	$7,365,103	$399,326	$7,793,581	$2,237,647

Accumulation unit activity
Units outstanding at beginning of year	368,922	6,371,775	130,128	—	1,758,348
Contract purchase payments	42,648	25,890	93,924	60,310	13,885
Net transfers(1)	56,207	(378,389)	175,077	8,279,158	(82,805)
Transfers for policy loans	446	(1,628)	(1,662)	(13,792)	36
Contract charges	(130)	(14,919)	(40)	(6,722)	(4,951)
Contract terminations:
Surrender benefits	(9,428)	(839,145)	(6,130)	(876,250)	(256,199)
Death benefits	(7,361)	(54,278)	—	(73,140)	(16,854)
Units outstanding at end of year	451,304	5,109,306	391,297	7,369,564	1,411,460

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(7,720)	$(7,256)	$7,857	$207,579	$(88,443)
Net realized gain (loss) on sales of investments	42,206	(930)	(17,621)	(50,904)	557,628
Distributions from capital gains	—	9,363	—	—	2,150,102
Net change in unrealized appreciation or depreciation of investments	113,461	(11,759)	40,905	465,554	(1,002,086)
Net increase (decrease) in net assets resulting from operations	147,947	(10,582)	31,141	622,229	1,617,201

Contract transactions
Contract purchase payments	8,418	124,484	45,501	70,478	1,215,707
Net transfers(1)	168,214	996,010	(32,325)	(30,864)	(1,037,298)
Transfers for policy loans	409	1,118	687	1,516	3,882
Adjustments to net assets allocated to contracts in payment period	(1,051)	—	—	(582)	(9,612)
Contract charges	(520)	(2,778)	(278)	(8,410)	(15,650)
Contract terminations:
Surrender benefits	(88,918)	(94,357)	(62,430)	(1,081,824)	(3,255,142)
Death benefits	—	—	(98,540)	(247,895)	(292,488)
Increase (decrease) from contract transactions	86,552	1,024,477	(147,385)	(1,297,581)	(3,390,601)
Net assets at beginning of year	739,341	1,951,621	777,578	8,549,736	27,019,111
Net assets at end of year	$973,840	$2,965,516	$661,334	$7,874,384	$25,245,711

Accumulation unit activity
Units outstanding at beginning of year	369,656	1,960,338	824,781	6,827,801	15,535,718
Contract purchase payments	3,981	125,462	46,983	54,437	703,796
Net transfers(1)	74,031	1,001,684	(31,041)	(34,312)	(574,621)
Transfers for policy loans	194	1,115	701	1,183	2,374
Contract charges	(240)	(2,771)	(286)	(6,459)	(8,992)
Contract terminations:
Surrender benefits	(41,319)	(94,410)	(63,161)	(828,312)	(1,878,399)
Death benefits	—	—	(102,425)	(190,305)	(172,806)
Units outstanding at end of year	406,303	2,991,418	675,552	5,824,033	13,607,070

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$52,126	$(134,819)	$9,760	$47,597	$18,234
Net realized gain (loss) on sales of investments	267,103	151,940	20,956	(3,522)	(94,432)
Distributions from capital gains	491,823	1,492,432	5,861	—	—
Net change in unrealized appreciation or depreciation of investments	285,565	819,988	(288,641)	58,479	63,660
Net increase (decrease) in net assets resulting from operations	1,096,617	2,329,541	(252,064)	102,554	(12,538)

Contract transactions
Contract purchase payments	61,367	818,646	55,576	205,955	72,511
Net transfers(1)	(35,616)	(1,102,292)	(227,984)	299,976	(165,719)
Transfers for policy loans	(19,689)	(36,480)	(4,952)	649	2,159
Adjustments to net assets allocated to contracts in payment period	(5,247)	(1,978)	(227)	—	(889)
Contract charges	(5,126)	(20,152)	(2,414)	(519)	(5,020)
Contract terminations:
Surrender benefits	(828,110)	(2,854,980)	(535,759)	(102,208)	(681,442)
Death benefits	(47,378)	(124,474)	(8,202)	—	(67,155)
Increase (decrease) from contract transactions	(879,799)	(3,321,710)	(723,962)	403,853	(845,555)
Net assets at beginning of year	8,171,996	24,031,431	4,237,478	1,381,418	6,436,947
Net assets at end of year	$8,388,814	$23,039,262	$3,261,452	$1,887,825	$5,578,854

Accumulation unit activity
Units outstanding at beginning of year	4,191,395	8,650,626	2,704,901	1,411,759	3,632,848
Contract purchase payments	31,024	373,797	39,650	203,352	39,805
Net transfers(1)	(24,174)	(376,600)	(152,001)	288,313	(101,702)
Transfers for policy loans	(9,720)	(13,146)	(3,194)	630	1,119
Contract charges	(2,586)	(7,048)	(1,653)	(506)	(2,785)
Contract terminations:
Surrender benefits	(410,753)	(949,941)	(346,962)	(98,388)	(325,256)
Death benefits	(24,803)	(46,348)	(5,812)	—	(41,566)
Units outstanding at end of year	3,750,383	7,631,340	2,234,929	1,805,160	3,202,463

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$56,529	$103,496	$(8,952)	$35,912	$(367)
Net realized gain (loss) on sales of investments	(39,547)	158,485	90,268	(45,801)	(1,678)
Distributions from capital gains	—	815,432	1,114,950	4,511	—
Net change in unrealized appreciation or depreciation of investments	152,417	348,486	728,176	1,001,346	1,257
Net increase (decrease) in net assets resulting from operations	169,399	1,425,899	1,924,442	995,968	(788)

Contract transactions
Contract purchase payments	99,992	531,918	440,028	61,946	8,726
Net transfers(1)	(73,389)	(462,556)	(443,302)	(720,072)	13,504
Transfers for policy loans	—	(5,779)	(3,851)	3,462	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,114)	—
Contract charges	(422)	(5,748)	(3,810)	(9,675)	(39)
Contract terminations:
Surrender benefits	(76,685)	(997,610)	(1,031,369)	(1,216,852)	(2,400)
Death benefits	—	(54,241)	(33,069)	(8,364)	—
Increase (decrease) from contract transactions	(50,504)	(994,016)	(1,075,373)	(1,892,669)	19,791
Net assets at beginning of year	1,522,983	10,105,544	7,393,301	9,502,725	99,680
Net assets at end of year	$1,641,878	$10,537,427	$8,242,370	$8,606,024	$118,683

Accumulation unit activity
Units outstanding at beginning of year	1,493,033	5,899,862	3,132,088	2,678,127	108,509
Contract purchase payments	91,332	317,275	184,876	16,567	9,645
Net transfers(1)	(86,069)	(282,012)	(202,242)	(200,203)	15,084
Transfers for policy loans	—	(2,321)	(886)	1,011	—
Contract charges	(402)	(3,291)	(1,374)	(2,640)	(43)
Contract terminations:
Surrender benefits	(70,584)	(528,534)	(396,704)	(335,645)	(2,699)
Death benefits	—	(31,599)	(13,590)	(2,352)	—
Units outstanding at end of year	1,427,310	5,369,380	2,702,168	2,154,865	130,496

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$16,532	$(24,732)	$(4,987)	$26,047	$6,162
Net realized gain (loss) on sales of investments	352,339	257,226	(29,647)	521,534	61,753
Distributions from capital gains	176,022	243,031	—	524,305	—
Net change in unrealized appreciation or depreciation of investments	(57,116)	(455,553)	84,942	(110,273)	83,189
Net increase (decrease) in net assets resulting from operations	487,777	19,972	50,308	961,613	151,104

Contract transactions
Contract purchase payments	41,300	6,815	94,383	61,659	19,146
Net transfers(1)	(512,022)	(125,394)	198,911	(680,546)	395,604
Transfers for policy loans	(1,560)	1,177	(3,736)	(3,715)	292
Adjustments to net assets allocated to contracts in payment period	(691)	(502)	—	—	—
Contract charges	(11,855)	(12,017)	(107)	(20,950)	(551)
Contract terminations:
Surrender benefits	(945,961)	(655,599)	(28,732)	(1,163,868)	(120,526)
Death benefits	(7,110)	(4,329)	(191,425)	(24,781)	(5,311)
Increase (decrease) from contract transactions	(1,437,899)	(789,849)	69,294	(1,832,201)	288,654
Net assets at beginning of year	6,078,535	3,147,228	552,356	7,437,941	939,934
Net assets at end of year	$5,128,413	$2,377,351	$671,958	$6,567,353	$1,379,692

Accumulation unit activity
Units outstanding at beginning of year	3,667,467	2,108,843	568,223	4,437,002	592,798
Contract purchase payments	24,682	4,661	89,964	37,146	11,099
Net transfers(1)	(303,968)	(83,650)	187,648	(393,702)	234,563
Transfers for policy loans	(900)	807	(3,974)	(2,480)	177
Contract charges	(6,581)	(7,966)	(102)	(11,729)	(325)
Contract terminations:
Surrender benefits	(559,959)	(443,925)	(28,154)	(664,672)	(71,393)
Death benefits	(4,618)	(3,167)	(188,411)	(15,347)	(3,169)
Units outstanding at end of year	2,816,123	1,575,603	625,194	3,386,218	763,750

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Operations
Investment income (loss) — net	$(24,915)	$10,325	$(5,105)	$(9,632)	$(3,016)
Net realized gain (loss) on sales of investments	83,533	98,706	16,726	25,393	(174,728)
Distributions from capital gains	419,778	—	69,071	50,705	—
Net change in unrealized appreciation or depreciation of investments	(878,297)	(168,491)	(69,698)	(108,755)	143,644
Net increase (decrease) in net assets resulting from operations	(399,901)	(59,460)	10,994	(42,289)	(34,100)

Contract transactions
Contract purchase payments	34,485	56,281	4,607	10,081	19,474
Net transfers(1)	(160,087)	27,708	259,164	(68,234)	(283,672)
Transfers for policy loans	1,320	1,166	2,738	(3,692)	(2,426)
Adjustments to net assets allocated to contracts in payment period	23,276	35,386	—	—	—
Contract charges	(2,164)	(4,578)	(373)	(2,416)	(411)
Contract terminations:
Surrender benefits	(466,037)	(539,731)	(72,743)	(295,294)	(68,260)
Death benefits	(93,876)	(84,371)	(614)	(335)	(18,564)
Increase (decrease) from contract transactions	(663,083)	(508,139)	192,779	(359,890)	(353,859)
Net assets at beginning of year	3,376,631	4,847,493	448,990	1,433,933	955,211
Net assets at end of year	$2,313,647	$4,279,894	$652,763	$1,031,754	$567,252

Accumulation unit activity
Units outstanding at beginning of year	1,512,824	3,147,139	314,593	1,017,754	933,531
Contract purchase payments	17,203	37,059	3,300	8,065	19,880
Net transfers(1)	(77,417)	25,930	189,827	(48,476)	(287,414)
Transfers for policy loans	667	651	1,942	(2,740)	(2,499)
Contract charges	(1,077)	(3,081)	(264)	(1,699)	(417)
Contract terminations:
Surrender benefits	(233,265)	(345,759)	(51,186)	(214,486)	(68,983)
Death benefits	(46,751)	(59,837)	(437)	(253)	(19,166)
Units outstanding at end of year	1,172,184	2,802,102	457,775	758,165	574,932

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Inst
Operations
Investment income (loss) — net	$13,178	$114	$(5,278)	$52,130	$(19,989)
Net realized gain (loss) on sales of investments	(1,025)	(5,518)	42,015	(164,918)	123,556
Distributions from capital gains	—	3,973	26,535	44,340	236,752
Net change in unrealized appreciation or depreciation of investments	(4,595)	3,742	27,041	(70,557)	(374,926)
Net increase (decrease) in net assets resulting from operations	7,558	2,311	90,313	(139,005)	(34,607)

Contract transactions
Contract purchase payments	63,033	99,736	3,376	21,335	198,990
Net transfers(1)	150,856	(19,303)	(7,684)	(120,034)	(472,311)
Transfers for policy loans	4,300	(278)	1,024	2,666	1,077
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(220)	(212)	(222)	(778)	(7,496)
Contract terminations:
Surrender benefits	(67,976)	(63,284)	(84,100)	(199,377)	(407,603)
Death benefits	—	—	(495)	(11,011)	(19,877)
Increase (decrease) from contract transactions	149,993	16,659	(88,101)	(307,199)	(707,220)
Net assets at beginning of year	773,378	166,175	743,833	1,733,007	4,185,843
Net assets at end of year	$930,929	$185,145	$746,045	$1,286,803	$3,444,016

Accumulation unit activity
Units outstanding at beginning of year	765,770	142,164	792,521	1,319,387	2,641,125
Contract purchase payments	61,527	83,307	3,396	17,499	124,806
Net transfers(1)	145,962	(16,253)	(9,623)	(101,481)	(300,555)
Transfers for policy loans	4,129	(229)	1,192	2,234	687
Contract charges	(212)	(190)	(236)	(658)	(4,819)
Contract terminations:
Surrender benefits	(65,614)	(52,678)	(84,315)	(170,324)	(262,156)
Death benefits	—	—	(465)	(9,109)	(12,979)
Units outstanding at end of year	911,562	156,121	702,470	1,057,548	2,186,109

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(3,545)	$(18,965)	$(13,399)	$175,042	$11,581
Net realized gain (loss) on sales of investments	(2,411)	(99,948)	(35,104)	(4,621)	99,157
Distributions from capital gains	1,833	423,254	77,103	150,936	—
Net change in unrealized appreciation or depreciation of investments	14,042	(137,005)	69,781	342,615	(45,764)
Net increase (decrease) in net assets resulting from operations	9,919	167,336	98,381	663,972	64,974

Contract transactions
Contract purchase payments	16,204	60,993	23,524	194,307	33,456
Net transfers(1)	60,215	(262,627)	(63,993)	(367,972)	(155,247)
Transfers for policy loans	—	(6,877)	3,912	265	(382)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,958)	—
Contract charges	(336)	(2,080)	(1,138)	(5,191)	(2,601)
Contract terminations:
Surrender benefits	(4,048)	(530,019)	(279,716)	(1,048,819)	(357,946)
Death benefits	—	(41,310)	(21,027)	(85,680)	(11,523)
Increase (decrease) from contract transactions	72,035	(781,920)	(338,438)	(1,315,048)	(494,243)
Net assets at beginning of year	452,064	4,012,639	1,837,030	6,713,291	2,725,778
Net assets at end of year	$534,018	$3,398,055	$1,596,973	$6,062,215	$2,296,509

Accumulation unit activity
Units outstanding at beginning of year	400,658	4,106,783	1,096,943	2,862,282	2,014,859
Contract purchase payments	14,238	61,656	14,457	96,799	24,270
Net transfers(1)	51,838	(263,999)	(40,551)	(156,540)	(109,489)
Transfers for policy loans	—	(7,094)	2,281	80	(166)
Contract charges	(294)	(2,071)	(687)	(2,038)	(1,876)
Contract terminations:
Surrender benefits	(3,602)	(538,430)	(179,711)	(384,865)	(257,699)
Death benefits	—	(41,786)	(12,865)	(28,616)	(8,373)
Units outstanding at end of year	462,838	3,315,059	879,867	2,387,102	1,661,526

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(12,643)	$(3,885)	$(1,085)	$(9,876)	$688,248
Net realized gain (loss) on sales of investments	(95,330)	23,008	(525)	43,472	(256,218)
Distributions from capital gains	65,798	6,191	774	356,113	—
Net change in unrealized appreciation or depreciation of investments	(103,285)	(56,036)	828	(455,096)	537,951
Net increase (decrease) in net assets resulting from operations	(145,460)	(30,722)	(8)	(65,387)	969,981

Contract transactions
Contract purchase payments	70,819	12,480	14,483	634,911	276,947
Net transfers(1)	(161,251)	(94,210)	27,701	(291,843)	(1,206,991)
Transfers for policy loans	351	98	—	(5,990)	(2,691)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,988)
Contract charges	(1,091)	(1,908)	(7)	(1,583)	(24,290)
Contract terminations:
Surrender benefits	(151,364)	(144,135)	—	(458,122)	(2,598,232)
Death benefits	(13,020)	(9,164)	—	(50,796)	(310,116)
Increase (decrease) from contract transactions	(255,556)	(236,839)	42,177	(173,423)	(3,867,361)
Net assets at beginning of year	1,600,278	1,392,726	53,068	5,555,470	19,807,255
Net assets at end of year	$1,199,262	$1,125,165	$95,237	$5,316,660	$16,909,875

Accumulation unit activity
Units outstanding at beginning of year	918,595	1,263,083	55,786	3,038,765	13,716,209
Contract purchase payments	43,501	11,260	16,140	393,506	192,186
Net transfers(1)	(95,264)	(89,904)	31,132	(168,729)	(801,090)
Transfers for policy loans	198	83	—	(3,930)	(1,861)
Contract charges	(666)	(1,757)	(8)	(928)	(16,156)
Contract terminations:
Surrender benefits	(94,083)	(133,815)	—	(265,293)	(1,718,235)
Death benefits	(8,514)	(8,246)	—	(26,821)	(219,562)
Units outstanding at end of year	763,767	1,040,704	103,050	2,966,570	11,151,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(22,823)	$104,078	$1,028	$6,016	$(14,438)
Net realized gain (loss) on sales of investments	24,053	(311,014)	(1,277)	(4,728)	51,683
Distributions from capital gains	122,327	—	—	—	207,567
Net change in unrealized appreciation or depreciation of investments	403,984	1,045,254	3,065	3,057	(472,268)
Net increase (decrease) in net assets resulting from operations	527,541	838,318	2,816	4,345	(227,456)

Contract transactions
Contract purchase payments	389,857	74,050	1,988	170,062	9,141
Net transfers(1)	1,448	(773,166)	(39,005)	140,046	(152,442)
Transfers for policy loans	(153)	344	—	—	(3,350)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,169)	(9,163)	(75)	(346)	(1,238)
Contract terminations:
Surrender benefits	(298,066)	(1,420,659)	(11,367)	(52,592)	(207,043)
Death benefits	(14,114)	(115,296)	—	(15,660)	(6,975)
Increase (decrease) from contract transactions	77,803	(2,243,890)	(48,459)	241,510	(361,907)
Net assets at beginning of year	3,061,365	8,091,879	114,695	463,003	2,024,852
Net assets at end of year	$3,666,709	$6,686,307	$69,052	$708,858	$1,435,489

Accumulation unit activity
Units outstanding at beginning of year	1,551,189	6,335,769	118,257	438,880	771,282
Contract purchase payments	196,682	54,513	1,872	168,408	3,849
Net transfers(1)	(1,764)	(573,761)	(39,719)	137,611	(63,166)
Transfers for policy loans	(131)	294	—	—	(1,466)
Contract charges	(570)	(6,651)	(79)	(343)	(514)
Contract terminations:
Surrender benefits	(139,946)	(1,036,682)	(11,813)	(51,997)	(84,895)
Death benefits	(8,120)	(89,214)	—	(15,394)	(2,713)
Units outstanding at end of year	1,597,340	4,684,268	68,518	677,165	622,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$18,876	$(819)	$(14,092)	$(2,690)	$(486,010)
Net realized gain (loss) on sales of investments	(19,708)	39,339	(23,609)	41,265	1,849,205
Distributions from capital gains	—	66,103	1,184	—	—
Net change in unrealized appreciation or depreciation of investments	(38,120)	(61,776)	66,524	75,231	991,308
Net increase (decrease) in net assets resulting from operations	(38,952)	42,847	30,007	113,806	2,354,503

Contract transactions
Contract purchase payments	11,721	9,453	121,425	105,788	3,100,756
Net transfers(1)	(101,730)	(19,658)	3,024	(50,261)	(4,074,692)
Transfers for policy loans	252	(3,710)	—	162	(1,291)
Adjustments to net assets allocated to contracts in payment period	(283)	—	—	—	—
Contract charges	(618)	(727)	(657)	(118)	(305,136)
Contract terminations:
Surrender benefits	(126,038)	(94,658)	(45,177)	(6,865)	(2,680,035)
Death benefits	(403)	(353)	—	—	(160,621)
Increase (decrease) from contract transactions	(217,099)	(109,653)	78,615	48,706	(4,121,019)
Net assets at beginning of year	872,392	749,704	1,339,937	197,796	52,451,107
Net assets at end of year	$616,341	$682,898	$1,448,559	$360,308	$50,684,591

Accumulation unit activity
Units outstanding at beginning of year	560,407	403,423	1,432,225	368,075	35,217,457
Contract purchase payments	7,952	5,113	133,607	128,129	2,054,998
Net transfers(1)	(67,293)	(10,348)	3,812	(29,764)	(2,734,274)
Transfers for policy loans	168	(1,817)	—	195	(2,688)
Contract charges	(415)	(392)	(722)	(116)	(203,706)
Contract terminations:
Surrender benefits	(91,359)	(52,196)	(49,018)	(7,294)	(1,783,097)
Death benefits	(267)	(182)	—	—	(109,649)
Units outstanding at end of year	409,193	343,601	1,519,904	459,225	32,439,041

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(552,727)	$(427,297)	$(557,131)	$(283,397)	$(620,115)
Net realized gain (loss) on sales of investments	4,240,072	764,617	1,660,551	119,986	68,893
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(908,805)	584,218	241,470	443,353	1,618,444
Net increase (decrease) in net assets resulting from operations	2,778,540	921,538	1,344,890	279,942	1,067,222

Contract transactions
Contract purchase payments	1,161,365	1,623,614	52,333	4,896,935	16,108,595
Net transfers(1)	(1,876,224)	6,304,784	9,140,631	12,057,412	6,410,622
Transfers for policy loans	21,340	—	(10,429)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(419,618)	(307,928)	(341,350)	(254,289)	(546,511)
Contract terminations:
Surrender benefits	(9,496,335)	(2,692,410)	(6,730,768)	(1,148,383)	(2,931,121)
Death benefits	(2,320)	(330,325)	(627,304)	(212,014)	(1,112,910)
Increase (decrease) from contract transactions	(10,611,792)	4,597,735	1,483,113	15,339,661	17,928,675
Net assets at beginning of year	63,267,349	36,121,418	53,653,590	17,006,910	48,851,529
Net assets at end of year	$55,434,097	$41,640,691	$56,481,593	$32,626,513	$67,847,426

Accumulation unit activity
Units outstanding at beginning of year	42,373,618	30,669,959	45,333,045	16,693,841	46,715,061
Contract purchase payments	780,080	1,346,606	43,260	4,714,273	15,203,499
Net transfers(1)	(1,265,999)	5,324,946	7,554,382	11,520,595	6,006,792
Transfers for policy loans	13,880	—	(9,256)	—	—
Contract charges	(281,351)	(255,359)	(281,652)	(243,395)	(514,550)
Contract terminations:
Surrender benefits	(6,274,210)	(2,211,905)	(5,527,983)	(1,098,986)	(2,845,946)
Death benefits	(1,540)	(274,556)	(524,850)	(200,956)	(1,043,730)
Units outstanding at end of year	35,344,478	34,599,691	46,586,946	31,385,372	63,521,126

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(3,961,838)	$(8,028,777)	$(4,375,176)	$(6,480,012)	$(2,093,218)
Net realized gain (loss) on sales of investments	500,405	2,717,197	7,375,571	28,050,671	6,107,132
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,520,031	23,739,446	11,712,794	2,974,001	4,890,705
Net increase (decrease) in net assets resulting from operations	10,058,598	18,427,866	14,713,189	24,544,660	8,904,619

Contract transactions
Contract purchase payments	58,448,762	96,462,027	7,682,256	2,161,274	7,560,318
Net transfers(1)	2,445,512	5,580,145	6,354,412	(4,343,432)	(5,823,077)
Transfers for policy loans	11,201	(32,988)	(119,244)	82,261	(56,410)
Adjustments to net assets allocated to contracts in payment period	—	—	32,192	—	(7,242)
Contract charges	(4,120,628)	(8,503,878)	(3,432,642)	(4,429,163)	(1,640,200)
Contract terminations:
Surrender benefits	(13,320,878)	(15,291,492)	(20,274,764)	(73,099,290)	(11,172,839)
Death benefits	(1,114,194)	(5,043,117)	(3,400,523)	(7,647,901)	(2,374,521)
Increase (decrease) from contract transactions	42,349,775	73,170,697	(13,158,313)	(87,276,251)	(13,513,971)
Net assets at beginning of year	372,347,176	726,496,032	428,004,194	711,956,598	214,954,555
Net assets at end of year	$424,755,549	$818,094,595	$429,559,070	$649,225,007	$210,345,203

Accumulation unit activity
Units outstanding at beginning of year	343,123,493	647,141,433	318,582,771	526,897,526	151,586,424
Contract purchase payments	52,703,735	85,345,708	5,646,005	1,581,008	5,269,567
Net transfers(1)	2,400,240	5,099,778	4,369,615	(3,259,542)	(4,045,548)
Transfers for policy loans	10,237	(29,769)	(88,946)	58,838	(38,421)
Contract charges	(3,768,257)	(7,476,504)	(2,512,176)	(3,248,102)	(1,148,440)
Contract terminations:
Surrender benefits	(12,506,341)	(13,739,395)	(14,794,427)	(52,880,485)	(7,706,911)
Death benefits	(1,019,010)	(4,457,781)	(2,488,401)	(5,568,774)	(1,631,961)
Units outstanding at end of year	380,944,097	711,883,470	308,714,441	463,580,469	142,284,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl
Operations
Investment income (loss) — net	$(2,161,724)	$(955,116)	$(1,301,985)	$(48,481)	$24,504
Net realized gain (loss) on sales of investments	14,406,994	2,402,549	6,613,558	567,765	(300,367)
Distributions from capital gains	—	—	—	—	897,844
Net change in unrealized appreciation or depreciation of investments	(2,722,518)	1,114,831	(1,085,703)	701,238	(840,514)
Net increase (decrease) in net assets resulting from operations	9,522,752	2,562,264	4,225,870	1,220,522	(218,533)

Contract transactions
Contract purchase payments	2,028,309	3,593,762	394,527	56,719	129,750
Net transfers(1)	(14,468,733)	(2,307,781)	(1,342,192)	(303,454)	(620,655)
Transfers for policy loans	(3,948)	428	12,005	4,038	5,756
Adjustments to net assets allocated to contracts in payment period	—	191,131	—	—	(929)
Contract charges	(1,404,701)	(650,490)	(783,810)	(13,194)	(13,358)
Contract terminations:
Surrender benefits	(25,509,546)	(7,586,664)	(19,156,247)	(965,481)	(1,656,373)
Death benefits	(1,190,825)	(1,284,083)	(1,355,314)	(26,631)	(77,793)
Increase (decrease) from contract transactions	(40,549,444)	(8,043,697)	(22,231,031)	(1,248,003)	(2,233,602)
Net assets at beginning of year	250,249,560	94,822,099	143,667,127	5,704,949	12,161,770
Net assets at end of year	$219,222,868	$89,340,666	$125,661,966	$5,677,468	$9,709,635

Accumulation unit activity
Units outstanding at beginning of year	175,612,576	75,499,885	113,382,647	2,377,281	5,689,181
Contract purchase payments	1,412,560	2,794,215	308,354	24,628	63,407
Net transfers(1)	(10,066,564)	(1,836,822)	(1,044,811)	(110,290)	(256,730)
Transfers for policy loans	(1,362)	251	9,195	1,483	2,672
Contract charges	(976,191)	(506,448)	(607,078)	(5,190)	(6,102)
Contract terminations:
Surrender benefits	(17,564,644)	(6,029,699)	(14,729,516)	(356,042)	(754,102)
Death benefits	(829,711)	(1,011,212)	(1,031,572)	(12,224)	(45,216)
Units outstanding at end of year	147,586,664	68,910,170	96,287,219	1,919,646	4,693,110

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(144,660)	$1,231	$42,257	$33,227	$(27,738)
Net realized gain (loss) on sales of investments	(556,416)	168,036	(46,704)	195,758	(22,456)
Distributions from capital gains	4,519,997	56,352	168,516	296,488	283,942
Net change in unrealized appreciation or depreciation of investments	(1,940,987)	(93,097)	(126,239)	(237,595)	(65,466)
Net increase (decrease) in net assets resulting from operations	1,877,934	132,522	37,830	287,878	168,282

Contract transactions
Contract purchase payments	183,866	37,547	15,576	55,753	93,493
Net transfers(1)	(1,326,044)	(104,426)	(25,202)	(289,633)	(119,629)
Transfers for policy loans	5,663	17,639	1,702	270	(6,048)
Adjustments to net assets allocated to contracts in payment period	(1,259)	—	(1,041)	(5,033)	—
Contract charges	(14,924)	(1,477)	(3,835)	(1,475)	(1,557)
Contract terminations:
Surrender benefits	(2,277,115)	(324,801)	(412,682)	(450,310)	(329,006)
Death benefits	(92,177)	(341)	(11,222)	(1,185)	(6,451)
Increase (decrease) from contract transactions	(3,521,990)	(375,859)	(436,704)	(691,613)	(369,198)
Net assets at beginning of year	17,961,981	2,222,350	2,450,291	3,284,936	3,228,407
Net assets at end of year	$16,317,925	$1,979,013	$2,051,417	$2,881,201	$3,027,491

Accumulation unit activity
Units outstanding at beginning of year	6,849,461	1,081,160	1,899,276	1,495,041	1,507,393
Contract purchase payments	69,127	17,640	12,617	25,958	45,415
Net transfers(1)	(511,107)	(50,954)	(11,516)	(135,514)	(54,665)
Transfers for policy loans	1,162	8,330	1,365	104	(2,883)
Contract charges	(5,539)	(697)	(3,271)	(667)	(749)
Contract terminations:
Surrender benefits	(838,575)	(154,859)	(330,960)	(206,348)	(165,433)
Death benefits	(38,413)	(159)	(10,090)	(487)	(3,360)
Units outstanding at end of year	5,526,116	900,461	1,557,421	1,178,087	1,325,718

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	67

Statement of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$13,970
Net realized gain (loss) on sales of investments	(2,722)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	29,756
Net increase (decrease) in net assets resulting from operations	41,004

Contract transactions
Contract purchase payments	43,713
Net transfers(1)	12,988
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(33)
Contract terminations:
Surrender benefits	(15,586)
Death benefits	(34,022)
Increase (decrease) from contract transactions	7,060
Net assets at beginning of year	251,645
Net assets at end of year	$299,709

Accumulation unit activity
Units outstanding at beginning of year	272,498
Contract purchase payments	44,097
Net transfers(1)	16,083
Transfers for policy loans	—
Contract charges	(33)
Contract terminations:
Surrender benefits	(15,509)
Death benefits	(32,933)
Units outstanding at end of year	284,203

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AQR Man Fut Strategy, Cl 2	CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (previously Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2))
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3))

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	69

Division	Fund
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Lazard International Equity Advantage Fund (Class 2))
CTIVP Loomis Sayles Gro, Cl 1	CTIVPSM – Loomis Sayles Growth Fund (Class 1)(1),(2) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1))
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 3))
CTIVP WF Short Duration Govt, Cl 2	CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (previously Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2))
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares (previously Invesco V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Henderson Flex Bond, Serv	Janus Henderson Flexible Bond Portfolio: Service Shares (previously Janus Aspen Series Flexible Bond Portfolio: Service Shares)
Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares(3) (previously Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares)
Janus Henderson Global Tech, Serv	Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)
Janus Henderson Overseas, Serv	Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)
Janus Henderson Res, Serv	Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares (previously Putnam VT Multi-Cap Growth Fund – Class IB Shares)
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Division	Fund
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(4) (previously Columbia Variable Portfolio – Managed Risk Fund (Class 2))
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(4) (previously Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2))
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2))
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio –Managed Volatility Conservative Growth Fund (Class 2))
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2))
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(5) (previously Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2))
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(5) (previously Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2))
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(5) (previously Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)

Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into CTIVPSM – Loomis Sayles Growth Fund (Class 1) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1)) on April 29, 2016.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.
(3)

Janus Henderson Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares) merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

(4)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.
(5)	Effective Sept. 18, 2017, the Fund option became available under RAVA Advantage and RAVA Select.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	71

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2017.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage and RAVA Select contracts.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement(1)	Columbia Management Investment Services Corp.
Transfer and Dividend Disbursing Agent Agreement(2)	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

(1)	Effective July 1, 2017.
(2)	Eliminated effective July 1, 2017.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2017 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$206,616
AB VPS Global Thematic Gro, Cl B	50,821
AB VPS Gro & Inc, Cl B	983,987
AB VPS Intl Val, Cl B	316,201
ALPS Alerian Engy Infr, Class III	463,234
AC VP Intl, Cl II	65,139
AC VP Mid Cap Val, Cl II	521,652
AC VP Ultra, Cl II	652,059
AC VP Val, Cl II	1,338,685
BlackRock Global Alloc, Cl III	741,403
Calvert VP SRI Bal, Cl I	29,839
Col VP Bal, Cl 3	10,669,628
Col VP Commodity Strategy, Cl 2	128,352
Col VP Contrarian Core, Cl 2	1,004,174
Col VP Disciplined Core, Cl 3	278,037
Col VP Div Abs Return, Cl 2	135,856
Col VP Divd Opp, Cl 3	584,660
Col VP Emerg Mkts Bond, Cl 2	189,068
Col VP Emer Mkts, Cl 3	1,184,294
Col VP Global Bond, Cl 3	376,408
Col VP Govt Money Mkt, Cl 3	9,484,666
Col VP Hi Yield Bond, Cl 3	1,252,753
Col VP Inc Opp, Cl 3	985,039
Col VP Inter Bond, Cl 3	2,095,057
Col VP Lg Cap Gro, Cl 3	181,435
Col VP Lg Cap Index, Cl 3	7,599,042
Col VP Limited Duration Cr, Cl 2	1,615,809
Col VP Long Govt/Cr Bond, Cl 2	144,621
Col VP Mid Cap Gro, Cl 3	119,313
Col VP Mid Cap Val, Cl 3	122,019
Col VP Overseas Core, Cl 3	261,959
Col VP Select Lg Cap Val, Cl 3	297,519
Col VP Select Sm Cap Val, Cl 3	69,430
Col VP US Govt Mtge, Cl 3	212,011
CS Commodity Return	145,702
CTIVP AQR Man Fut Strategy, Cl 2	257,894
CTIVP BR Gl Infl Prot Sec, Cl 3	752,804
CTIVP Lazard Intl Eq Adv, Cl 2	437,434

Division	Purchases
CTIVP Loomis Sayles Gro, Cl 1	$202,537
CTIVP MFS Blend Res Core Eq, Cl 3	25,392
CTIVP Vty Sycamore Estb Val, Cl 3	173,781
CTIVP WF Short Duration Govt, Cl 2	490,730
Deutsche Alt Asset Alloc VIP, Cl B	150,126
EV VT Floating-Rate Inc, Init Cl	926,388
Fid VIP Contrafund, Serv Cl 2	5,712,106
Fid VIP Gro & Inc, Serv Cl 2	382,680
Fid VIP Mid Cap, Serv Cl 2	4,178,309
Fid VIP Overseas, Serv Cl 2	304,564
Fid VIP Strategic Inc, Serv Cl 2	1,293,787
Frank Global Real Est, Cl 2	385,486
Frank Inc, Cl 2	798,092
Frank Mutual Shares, Cl 2	1,425,344
Frank Sm Cap Val, Cl 2	1,918,128
GS VIT Mid Cap Val, Inst	555,553
GS VIT Multi-Strategy Alt, Advisor	63,554
GS VIT U.S. Eq Insights, Inst	814,040
Invesco VI Am Fran, Ser II	407,394
Invesco VI Bal Risk Alloc, Ser II	189,520
Invesco VI Comstock, Ser II	710,412
Invesco VI Div Divd, Ser I	196,588
Invesco VI Hlth, Ser II	370,313
Invesco VI Intl Gro, Ser II	667,326
Invesco VI Mid Cap Gro, Ser I	55,186
Invesco VI Tech, Ser I	115,175
Ivy VIP Asset Strategy	32,000
Janus Henderson Flex Bond, Serv	178,541
Janus Henderson Gbl Alloc Mod, Srv	12,714
Janus Henderson Global Tech, Serv	73,696
Janus Henderson Overseas, Serv	44,210
Janus Henderson Res, Serv	390,528
Lazard Ret Global Dyn MA, Serv	55,864
MFS Mass Inv Gro Stock, Serv Cl	427,277
MFS New Dis, Serv Cl	80,169
MFS Utilities, Serv Cl	1,229,722
MS VIF Global Real Est, Cl II	163,706
MS VIF Mid Cap Gro, Cl II	195,026

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	73

Division	Purchases
NB AMT Intl Eq, Cl S	$44,106
NB AMT US Eq Index PW Strat, Cl S	38,075
Oppen Global VA, Serv	1,171,133
Oppen Global Strategic Inc VA, Srv	1,265,665
Oppen Main St Sm Cap VA, Serv	983,201
PIMCO VIT All Asset, Advisor Cl	692,521
PIMCO VIT Glb MA Man Alloc, Adv Cl	64,725
PIMCO VIT Tot Return, Advisor Cl	590,505
Put VT Global Hlth Care, Cl IB	174,725
Put VT Intl Eq, Cl IB	25,743
Put VT Sus Leaders, Cl IB	153,062
Temp Global Bond, Cl 2	430,788
VanEck VIP Global Gold, Cl S	285,262
VP Aggr, Cl 2	3,483,779
VP Aggr, Cl 4	3,852,636
VP Conserv, Cl 2	6,678,893
VP Conserv, Cl 4	2,310,474
VP Man Risk, Cl 2	705,230
VP Man Risk US, Cl 2	1,494,563
VP Man Vol Conserv, Cl 2	4,828,050

Division	Purchases
VP Man Vol Conserv Gro, Cl 2	$15,161,989
VP Man Vol Gro, Cl 2	50,367,807
VP Man Vol Mod Gro, Cl 2	73,690,510
VP Mod, Cl 2	28,783,658
VP Mod, Cl 4	12,869,757
VP Mod Aggr, Cl 2	16,561,848
VP Mod Aggr, Cl 4	6,224,445
VP Mod Conserv, Cl 2	9,440,460
VP Mod Conserv, Cl 4	4,808,833
VP Ptnrs Sm Cap Val, Cl 3	183,847
VP US Flex Conserv Gro, Cl 2	4,551,670
VP US Flex Gro, Cl 2	36,606,578
VP US Flex Mod Gro, Cl 2	31,449,362
Wanger Intl	821,743
Wanger USA	3,092,916
WF VT Index Asset Alloc, Cl 2	175,062
WF VT Intl Eq, Cl 2	335,746
WF VT Opp, Cl 2	329,019
WF VT Sm Cap Gro, Cl 2	555,702
WA Var Global Hi Yd Bond, Cl II	151,833

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.27	$1.91	$2.43	$1.44	$1.01
0.75%	1.26	1.86	2.47	2.15	1.00
0.85%	1.25	1.99	2.20	1.04	1.00
0.95%	1.25	1.81	2.39	2.08	0.99
1.00%	1.25	1.80	3.03	2.31	0.99
1.05%	1.24	1.95	2.15	1.01	0.99
1.10%	1.24	1.94	2.14	1.01	0.99
1.15%	1.24	—	—	—	0.99
1.20%	1.23	1.76	2.94	2.24	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.23	1.91	2.10	0.99	0.98
1.30%	1.23	1.89	2.09	0.99	0.98
1.35%	1.22	—	—	—	0.98
1.40%	1.22	—	—	—	0.97
1.45%	1.22	1.86	2.06	0.97	0.97
1.50%	1.22	—	—	—	0.97
1.55%	1.21	—	—	—	0.97
1.60%	1.21	—	—	—	0.96
1.65%	1.21	—	—	—	0.96
1.70%	1.20	—	—	—	0.96
1.75%	1.20	—	—	—	0.96
1.80%	1.20	—	—	—	0.96
1.85%	1.20	—	—	—	0.95

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$2.08	$2.34	$2.60	$2.42	$1.37
0.75%	1.98	2.29	2.53	2.95	1.35
0.85%	—	2.83	2.76	2.14	1.34
0.95%	1.91	2.24	2.47	2.85	1.34
1.00%	2.54	2.23	2.46	3.13	1.33
1.05%	—	2.77	2.69	2.09	1.33
1.10%	—	2.75	2.68	2.08	1.33
1.15%	—	—	—	1.83	1.32
1.20%	2.45	2.18	2.40	3.04	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.70	2.63	2.05	1.31
1.30%	—	2.69	2.62	2.03	1.31
1.35%	—	—	—	2.27	1.31
1.40%	—	—	—	1.80	1.30
1.45%	—	2.64	2.57	2.00	1.30
1.50%	—	—	—	1.53	1.20
1.55%	—	—	—	2.23	1.29
1.60%	—	—	—	2.22	1.29
1.65%	—	—	—	1.78	1.28
1.70%	—	—	—	2.21	1.28
1.75%	—	—	—	1.51	1.19
1.80%	—	—	—	1.76	1.27
1.85%	—	—	—	1.50	1.18

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.91	$2.19	$0.62	$1.82	$2.54
0.75%	1.74	1.97	0.62	1.80	1.78
0.85%	—	1.97	0.61	1.79	2.28
0.95%	1.68	1.91	0.61	1.78	1.72
1.00%	2.13	2.52	0.61	1.78	2.88
1.05%	—	1.93	0.61	1.77	2.23
1.10%	—	1.91	0.61	1.77	2.22
1.15%	—	1.63	0.60	1.77	—
1.20%	2.07	2.44	0.60	1.76	2.80
1.25%	—	—	—	—	—
1.25%	—	1.88	—	—	2.18
1.25%	—	—	—	—	—
1.25%	—	2.93	—	—	2.85
1.25%	—	—	0.60	1.76	—
1.30%	—	1.87	0.60	1.75	2.17
1.35%	—	2.01	0.60	1.75	—
1.40%	—	1.60	0.60	1.74	—
1.45%	—	1.84	0.60	1.74	2.13
1.50%	—	1.43	0.59	1.74	—
1.55%	—	1.98	0.59	1.73	—
1.60%	—	1.98	0.59	1.73	—
1.65%	—	1.58	0.59	1.72	—
1.70%	—	1.96	0.59	1.72	—
1.75%	—	1.41	0.59	1.72	—
1.80%	—	1.57	0.59	1.71	—
1.85%	—	1.40	0.58	1.71	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	75

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$0.90	$2.42	$1.10	$3.09	$1.26
0.75%	0.90	2.99	1.09	3.88	1.75
0.85%	0.89	1.89	1.09	2.02	1.22
0.95%	0.89	2.90	1.08	3.75	1.69
1.00%	0.89	3.54	1.08	4.64	1.46
1.05%	0.88	1.85	1.08	1.97	1.19
1.10%	0.88	1.84	1.07	1.96	1.18
1.15%	0.88	—	1.07	—	—
1.20%	0.88	3.43	1.07	4.50	1.42
1.25%	—	2.78	—	2.52	—
1.25%	—	1.81	—	1.93	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.66
1.25%	0.87	—	1.07	—	—
1.30%	0.87	1.79	1.06	1.92	1.16
1.35%	0.87	—	1.06	—	—
1.40%	0.87	—	1.06	—	—
1.45%	0.87	1.76	1.06	1.88	1.14
1.50%	0.86	—	1.05	—	—
1.55%	0.86	—	1.05	—	—
1.60%	0.86	—	1.05	—	—
1.65%	0.86	—	1.05	—	—
1.70%	0.86	—	1.04	—	—
1.75%	0.85	—	1.04	—	—
1.80%	0.85	—	1.04	—	—
1.85%	0.85	—	1.04	—	—

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.08	$2.29	$2.18	$1.56	$2.61
0.75%	1.09	2.73	2.12	1.86	1.24
0.85%	1.00	2.05	2.01	1.48	2.37
0.95%	1.06	2.64	2.07	1.80	1.19
1.00%	1.01	3.01	2.05	1.60	2.89
1.05%	0.98	2.00	1.96	1.44	2.31
1.10%	0.97	1.99	1.95	1.44	2.30
1.15%	—	—	—	—	—
1.20%	0.98	2.91	2.00	1.55	2.80
1.25%	—	—	—	—	—
1.25%	0.95	1.96	—	1.41	—
1.25%	—	—	—	—	—
1.25%	1.17	2.73	—	1.93	—
1.25%	—	—	1.92	—	2.26
1.30%	0.95	1.95	1.90	1.40	2.25
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.93	1.91	1.87	1.38	2.21
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$2.62	$0.98	$1.12	$2.43	$2.47
0.75%	2.13	0.97	1.11	2.55	2.70
0.85%	2.38	1.10	1.10	2.34	2.20
0.95%	2.05	1.09	1.10	2.47	2.63
1.00%	3.17	0.96	1.10	2.84	2.61
1.05%	2.33	1.08	1.09	2.29	2.15
1.10%	2.32	1.08	1.09	2.27	2.14
1.15%	1.97	1.03	1.09	—	—
1.20%	3.07	1.07	1.09	2.75	2.55
1.25%	—	—	—	—	—
1.25%	—	—	—	2.23	—
1.25%	—	—	—	1.90	—
1.25%	—	—	—	—	—
1.25%	2.28	0.95	1.08	—	2.10
1.30%	2.26	1.06	1.08	2.22	2.09
1.35%	2.56	1.06	1.08	—	—
1.40%	1.94	1.02	1.08	—	—
1.45%	2.22	1.05	1.07	2.18	2.05
1.50%	1.69	0.98	1.07	—	—
1.55%	2.52	1.04	1.07	—	—
1.60%	2.51	1.04	1.07	—	—
1.65%	1.92	1.00	1.06	—	—
1.70%	2.49	1.03	1.06	—	—
1.75%	1.67	0.97	1.06	—	—
1.80%	1.90	0.99	1.06	—	—
1.85%	1.67	0.96	1.05	—	—

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.97	$2.69	$2.48	$1.26	$0.54
0.75%	1.39	2.62	2.89	1.40	0.53
0.85%	1.50	2.37	2.27	1.19	0.53
0.95%	1.35	2.56	2.80	1.36	0.51
1.00%	2.53	2.54	3.77	1.19	0.51
1.05%	1.46	2.32	2.22	1.16	0.52
1.10%	1.46	2.31	2.21	1.16	0.52
1.15%	—	—	—	—	—
1.20%	2.45	2.47	3.65	1.15	0.50
1.25%	—	—	—	—	—
1.25%	1.43	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.79	—	—	—	—
1.25%	—	2.27	2.17	1.14	0.51
1.30%	1.42	2.25	2.16	1.13	0.50
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.40	2.22	2.12	1.11	0.50
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	77

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$1.00	$1.55	$1.27	$1.40	$1.94
0.75%	0.99	1.51	1.26	1.40	1.90
0.85%	0.99	1.45	1.26	1.40	1.93
0.95%	0.98	1.47	1.25	1.39	1.85
1.00%	0.98	1.46	1.25	1.39	1.84
1.05%	0.98	1.42	1.24	1.39	1.89
1.10%	0.97	1.41	1.24	1.39	1.88
1.15%	0.97	—	1.24	—	—
1.20%	0.97	1.42	1.24	1.39	1.80
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	1.39	1.23	1.39	1.84
1.30%	0.97	1.38	1.23	1.38	1.83
1.35%	0.96	—	1.23	—	—
1.40%	0.96	—	1.22	—	—
1.45%	0.96	1.36	1.22	1.38	1.80
1.50%	0.96	—	1.22	—	—
1.55%	0.95	—	1.22	—	—
1.60%	0.95	—	1.21	—	—
1.65%	0.95	—	1.21	—	—
1.70%	0.95	—	1.21	—	—
1.75%	0.95	—	1.20	—	—
1.80%	0.94	—	1.20	—	—
1.85%	0.94	—	1.20	—	—

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$2.94	$1.00	$1.07	$1.45	$2.25
0.75%	2.87	0.99	1.05	1.42	2.20
0.85%	2.67	1.00	1.05	1.39	2.35
0.95%	2.79	0.99	1.04	1.39	2.15
1.00%	2.78	0.98	1.04	1.38	2.14
1.05%	2.60	0.98	1.04	1.36	2.30
1.10%	2.59	0.98	1.03	1.36	2.29
1.15%	—	0.96	1.03	—	1.85
1.20%	2.70	0.97	1.03	1.35	2.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.55	0.97	1.02	1.33	2.25
1.30%	2.53	0.97	1.02	1.32	2.23
1.35%	—	0.96	1.02	—	2.37
1.40%	—	0.95	1.01	—	1.82
1.45%	2.49	0.95	1.01	1.30	2.20
1.50%	—	0.95	0.98	—	1.63
1.55%	—	0.95	1.01	—	2.34
1.60%	—	0.94	1.00	—	2.33
1.65%	—	0.93	1.00	—	1.80
1.70%	—	0.94	1.00	—	2.31
1.75%	—	0.94	0.96	—	1.61
1.80%	—	0.93	0.99	—	1.78
1.85%	—	0.93	0.96	—	1.61

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$2.49	$3.19	$1.93	$1.14	$1.39
0.75%	2.55	4.64	2.13	1.13	2.55
0.85%	—	2.49	1.50	1.12	1.16
0.95%	2.47	4.49	2.06	1.11	2.47
1.00%	2.88	4.80	2.60	1.11	2.22
1.05%	—	2.44	1.47	1.11	1.13
1.10%	—	2.42	1.46	1.11	1.12
1.15%	—	1.82	—	1.10	—
1.20%	2.79	4.66	2.52	1.10	2.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.38	1.43	1.10	1.10
1.30%	—	2.37	1.42	1.10	1.10
1.35%	—	2.20	—	1.09	—
1.40%	—	1.80	—	1.09	—
1.45%	—	2.33	1.40	1.09	1.08
1.50%	—	1.62	—	1.09	—
1.55%	—	2.17	—	1.08	—
1.60%	—	2.16	—	1.08	—
1.65%	—	1.77	—	1.08	—
1.70%	—	2.15	—	1.08	—
1.75%	—	1.60	—	1.07	—
1.80%	—	1.76	—	1.07	—
1.85%	—	1.59	—	1.07	—

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.55%	$1.28	$2.15	$2.78	$2.65	$0.96
0.75%	1.27	2.36	4.63	4.59	0.95
0.85%	1.26	1.76	2.35	—	0.95
0.95%	1.25	2.28	4.47	4.44	0.94
1.00%	1.25	2.67	4.03	3.71	0.94
1.05%	1.25	1.72	2.29	—	0.94
1.10%	1.24	1.71	2.28	—	0.94
1.15%	1.24	1.63	1.85	—	0.94
1.20%	1.24	2.59	3.91	3.60	0.93
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.24	1.68	2.24	—	0.93
1.30%	1.23	1.67	2.23	—	0.93
1.35%	1.23	1.89	2.47	—	0.93
1.40%	1.23	1.61	1.82	—	0.93
1.45%	1.22	1.64	2.19	—	0.93
1.50%	1.22	1.38	1.57	—	0.92
1.55%	1.22	1.86	2.43	—	0.92
1.60%	1.22	1.85	2.42	—	0.92
1.65%	1.21	1.58	1.80	—	0.92
1.70%	1.21	1.84	2.40	—	0.92
1.75%	1.21	1.36	1.56	—	0.92
1.80%	1.20	1.57	1.78	—	0.91
1.85%	1.20	1.36	1.55	—	0.91

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	79

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.55%	$2.56	$1.94	$1.19	$2.40	$1.99
0.75%	2.18	1.91	1.18	2.34	1.96
0.85%	2.28	1.90	1.18	2.13	—
0.95%	2.11	1.89	1.17	2.28	1.93
1.00%	3.22	1.89	1.17	2.27	1.93
1.05%	2.23	1.88	1.17	2.08	—
1.10%	2.22	1.88	1.16	2.07	—
1.15%	—	—	1.16	—	—
1.20%	3.13	1.87	1.16	2.21	1.90
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.18	1.86	1.15	2.04	—
1.30%	2.17	1.86	1.15	2.02	—
1.35%	—	—	1.15	—	—
1.40%	—	—	1.15	—	—
1.45%	2.13	1.84	1.14	1.99	—
1.50%	—	—	1.14	—	—
1.55%	—	—	1.14	—	—
1.60%	—	—	1.14	—	—
1.65%	—	—	1.13	—	—
1.70%	—	—	1.13	—	—
1.75%	—	—	1.13	—	—
1.80%	—	—	1.13	—	—
1.85%	—	—	1.12	—	—

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	$2.25	$2.04	$—	$2.61	$1.18
0.75%	2.20	1.99	1.74	1.77	1.17
0.85%	2.30	1.73	—	—	1.16
0.95%	2.15	1.95	1.72	1.71	1.16
1.00%	2.14	1.93	1.72	3.26	1.16
1.05%	2.25	1.70	—	—	1.15
1.10%	2.23	1.69	—	—	1.15
1.15%	—	—	—	—	1.15
1.20%	2.09	1.89	1.70	3.16	1.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.20	1.66	—	—	1.14
1.30%	2.18	1.65	—	—	1.14
1.35%	—	—	—	—	1.14
1.40%	—	—	—	—	1.13
1.45%	2.15	1.62	—	—	1.13
1.50%	—	—	—	—	1.13
1.55%	—	—	—	—	1.13
1.60%	—	—	—	—	1.12
1.65%	—	—	—	—	1.12
1.70%	—	—	—	—	1.12
1.75%	—	—	—	—	1.12
1.80%	—	—	—	—	1.11
1.85%	—	—	—	—	1.11

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv
0.55%	$1.07	$1.40	$—	$—	$2.07
0.75%	1.06	1.38	1.51	1.58	2.02
0.85%	1.05	1.38	—	—	2.00
0.95%	1.05	1.37	1.46	1.52	1.98
1.00%	1.04	1.36	5.23	3.06	1.97
1.05%	1.04	1.36	—	—	1.96
1.10%	1.04	1.36	—	—	1.95
1.15%	1.04	1.35	—	—	1.88
1.20%	1.03	1.35	5.07	2.96	1.93
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	1.35	—	—	1.92
1.30%	1.03	1.34	—	—	1.91
1.35%	1.03	1.34	—	—	2.34
1.40%	1.02	1.33	—	—	1.85
1.45%	1.02	1.33	—	—	1.88
1.50%	1.02	1.22	—	—	1.70
1.55%	1.02	1.32	—	—	2.31
1.60%	1.01	1.32	—	—	2.30
1.65%	1.01	1.32	—	—	1.82
1.70%	1.01	1.31	—	—	2.28
1.75%	1.01	1.20	—	—	1.68
1.80%	1.01	1.30	—	—	1.81
1.85%	1.00	1.20	—	—	1.67

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.55%	$1.40	$1.31	$3.00	$3.19	$1.55
0.75%	1.39	1.31	2.24	3.47	1.51
0.85%	1.38	1.30	—	2.33	1.53
0.95%	1.38	1.30	2.17	3.36	1.48
1.00%	1.37	1.30	3.59	4.88	1.47
1.05%	1.37	1.30	—	2.28	1.49
1.10%	1.37	1.29	—	2.26	1.48
1.15%	1.36	—	—	1.49	—
1.20%	1.36	1.29	3.48	4.85	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.36	1.29	—	2.22	1.46
1.30%	1.35	1.29	—	2.21	1.45
1.35%	1.35	—	—	1.89	—
1.40%	1.35	—	—	1.47	—
1.45%	1.34	1.28	—	2.17	1.42
1.50%	1.34	—	—	1.22	—
1.55%	1.34	—	—	1.86	—
1.60%	1.33	—	—	1.85	—
1.65%	1.33	—	—	1.45	—
1.70%	1.33	—	—	1.84	—
1.75%	1.33	—	—	1.20	—
1.80%	1.32	—	—	1.43	—
1.85%	1.32	—	—	1.20	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	81

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$2.12	$1.34	$0.98	$2.76	$1.70
0.75%	2.07	1.30	0.97	2.69	1.66
0.85%	2.37	1.47	0.97	2.22	1.57
0.95%	2.02	1.27	0.96	2.62	1.61
1.00%	2.01	1.27	0.96	2.60	1.60
1.05%	2.32	1.43	0.96	2.17	1.54
1.10%	2.31	1.43	0.96	2.16	1.53
1.15%	1.46	—	0.96	1.87	1.04
1.20%	1.96	1.24	0.96	2.53	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.27	1.40	0.95	2.12	1.50
1.30%	2.25	1.39	0.95	2.11	1.49
1.35%	1.92	—	0.95	2.18	1.03
1.40%	1.44	—	0.95	1.84	1.03
1.45%	2.22	1.37	0.95	2.07	1.47
1.50%	1.41	—	0.95	1.57	1.02
1.55%	1.89	—	0.94	2.15	1.02
1.60%	1.88	—	0.94	2.14	1.02
1.65%	1.42	—	0.94	1.81	1.02
1.70%	1.87	—	0.94	2.13	1.01
1.75%	1.39	—	0.94	1.55	1.01
1.80%	1.40	—	0.94	1.80	1.01
1.85%	1.39	—	0.93	1.54	1.01

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	$2.87	$1.68	$1.15	$1.06	$2.88
0.75%	2.79	1.64	1.13	1.05	2.62
0.85%	2.45	1.63	1.13	1.04	—
0.95%	2.72	1.60	1.12	1.04	2.54
1.00%	2.70	1.59	1.12	1.04	3.09
1.05%	2.40	1.59	1.11	1.04	—
1.10%	2.38	1.58	1.11	1.02	—
1.15%	1.92	1.19	1.11	1.03	—
1.20%	2.63	1.56	1.10	1.03	3.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.34	1.56	1.10	1.03	—
1.30%	2.33	1.55	1.10	1.02	—
1.35%	2.53	1.32	1.09	1.02	—
1.40%	1.90	1.17	1.09	1.02	—
1.45%	2.29	1.52	1.09	1.02	—
1.50%	1.61	1.07	1.05	1.01	—
1.55%	2.49	1.30	1.08	1.01	—
1.60%	2.48	1.30	1.08	1.01	—
1.65%	1.87	1.16	1.08	1.01	—
1.70%	2.46	1.29	1.07	1.00	—
1.75%	1.59	1.06	1.04	1.00	—
1.80%	1.85	1.15	1.07	1.00	—
1.85%	1.58	1.05	1.04	1.00	—

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.55%	$1.75	$2.59	$0.98	$0.88	$1.90
0.75%	1.87	2.56	0.97	0.88	1.87
0.85%	—	—	0.97	0.87	1.86
0.95%	1.81	2.52	0.96	0.87	1.84
1.00%	2.27	2.51	0.96	0.87	1.83
1.05%	—	—	0.96	0.86	1.83
1.10%	—	—	0.96	0.86	1.82
1.15%	—	—	0.96	0.86	1.54
1.20%	2.21	2.48	0.95	0.86	1.81
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.95	0.86	1.80
1.30%	—	—	0.95	0.85	1.79
1.35%	—	—	0.95	0.85	1.86
1.40%	—	—	0.94	0.85	1.52
1.45%	—	—	0.94	0.85	1.77
1.50%	—	—	0.94	0.85	1.38
1.55%	—	—	0.94	0.84	1.83
1.60%	—	—	0.94	0.84	1.82
1.65%	—	—	0.93	0.84	1.50
1.70%	—	—	0.93	0.84	1.81
1.75%	—	—	0.93	0.84	1.36
1.80%	—	—	0.93	0.83	1.49
1.85%	—	—	0.92	0.83	1.36

Subaccount	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
0.55%	$1.90	$1.33	$1.33	$1.04	$1.04
0.75%	1.87	1.31	1.31	1.04	1.04
0.85%	1.86	1.30	1.30	1.04	1.04
0.95%	1.84	1.29	1.29	1.04	1.04
1.00%	1.84	1.29	1.29	1.03	1.04
1.05%	1.83	1.28	1.28	1.03	1.04
1.10%	1.82	1.28	1.28	1.03	1.04
1.15%	—	1.16	—	1.03	1.04
1.20%	1.81	1.27	1.27	1.03	1.04
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.80	1.26	1.26	1.03	1.04
1.30%	1.79	1.26	1.26	1.03	1.04
1.35%	—	1.26	—	1.03	1.04
1.40%	—	1.14	—	1.03	1.04
1.45%	1.77	1.24	1.24	1.03	1.04
1.50%	—	1.08	—	1.03	1.04
1.55%	—	1.24	—	1.03	1.04
1.60%	—	1.24	—	1.03	1.04
1.65%	—	1.13	—	1.03	1.04
1.70%	—	1.23	—	1.03	1.04
1.75%	—	1.07	—	1.03	1.04
1.80%	—	1.12	—	1.03	1.04
1.85%	—	1.07	—	1.03	1.04

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	83

Subaccount	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
0.55%	$1.12	$1.17	$1.24	$1.21	$1.62
0.75%	1.11	1.16	1.23	1.20	1.59
0.85%	1.11	1.15	1.23	1.19	1.58
0.95%	1.12	1.18	1.32	1.34	1.57
1.00%	1.10	1.14	1.22	1.18	1.56
1.05%	1.11	1.18	1.32	1.34	1.56
1.10%	1.11	1.18	1.31	1.24	1.55
1.15%	1.10	1.17	1.31	1.33	1.34
1.20%	1.10	1.17	1.31	1.33	1.54
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.04	1.06	1.09	1.08	1.53
1.30%	1.10	1.16	1.30	1.32	1.53
1.35%	1.09	1.16	1.30	1.23	1.54
1.40%	1.09	1.16	1.30	1.31	1.32
1.45%	1.09	1.16	1.29	1.31	1.51
1.50%	1.09	1.15	1.29	1.22	1.22
1.55%	1.08	1.15	1.29	1.30	1.52
1.60%	1.08	1.15	1.28	1.21	1.51
1.65%	1.08	1.15	1.28	1.29	1.31
1.70%	1.08	1.14	1.28	1.29	1.50
1.75%	1.07	1.14	1.27	1.21	1.21
1.80%	1.07	1.14	1.27	1.28	1.29
1.85%	1.07	1.13	1.27	1.20	1.20

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.55%	$1.62	$1.76	$1.76	$1.46	$1.47
0.75%	1.59	1.73	1.73	1.44	1.44
0.85%	1.58	1.72	1.72	1.43	1.43
0.95%	1.57	1.70	1.71	1.42	1.42
1.00%	1.56	1.70	1.70	1.42	1.42
1.05%	1.56	1.69	1.69	1.41	1.41
1.10%	1.55	1.69	1.69	1.40	1.41
1.15%	—	1.44	—	1.24	—
1.20%	1.54	1.67	1.67	1.39	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	1.67	1.67	1.39	1.39
1.30%	1.53	1.66	1.66	1.38	1.38
1.35%	—	1.69	—	1.39	—
1.40%	—	1.42	—	1.23	—
1.45%	1.51	1.64	1.64	1.37	1.37
1.50%	—	1.30	—	1.15	—
1.55%	—	1.67	—	1.37	—
1.60%	—	1.66	—	1.36	—
1.65%	—	1.40	—	1.21	—
1.70%	—	1.65	—	1.35	—
1.75%	—	1.28	—	1.14	—
1.80%	—	1.39	—	1.20	—
1.85%	—	1.28	—	1.13	—

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
0.55%	$2.50	$1.04	$1.06	$1.05	$3.18
0.75%	3.53	1.03	1.06	1.05	2.93
0.85%	2.12	1.11	1.21	1.16	2.12
0.95%	3.42	1.11	1.21	1.16	2.83
1.00%	3.63	1.03	1.06	1.05	5.36
1.05%	2.07	1.11	1.21	1.16	2.07
1.10%	2.06	1.11	1.21	1.16	2.06
1.15%	—	1.11	1.21	1.16	—
1.20%	3.52	1.11	1.21	1.16	5.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.03	1.03	1.06	1.05	2.02
1.30%	2.01	1.11	1.21	1.16	2.01
1.35%	—	1.11	1.21	1.16	—
1.40%	—	1.11	1.21	1.16	—
1.45%	1.98	1.11	1.21	1.16	1.98
1.50%	—	1.11	1.20	1.16	—
1.55%	—	1.11	1.20	1.16	—
1.60%	—	1.10	1.20	1.15	—
1.65%	—	1.10	1.20	1.15	—
1.70%	—	1.10	1.20	1.15	—
1.75%	—	1.10	1.20	1.15	—
1.80%	—	1.10	1.20	1.15	—
1.85%	—	1.10	1.20	1.15	—

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.55%	$2.84	$—	$1.84	$2.81	$3.11
0.75%	4.16	2.44	1.79	3.02	2.81
0.85%	2.50	—	1.40	2.54	2.86
0.95%	4.02	2.36	1.75	2.92	2.71
1.00%	4.26	2.71	1.73	3.80	4.48
1.05%	2.44	—	1.37	2.48	2.80
1.10%	2.43	—	1.36	2.47	2.78
1.15%	—	—	—	1.81	1.71
1.20%	4.13	2.60	1.69	3.69	4.35
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.39	—	1.34	2.43	2.73
1.30%	2.37	—	1.33	2.41	2.72
1.35%	—	—	—	2.30	2.32
1.40%	—	—	—	1.78	1.69
1.45%	2.33	—	1.31	2.37	2.67
1.50%	—	—	—	1.59	1.64
1.55%	—	—	—	2.27	2.29
1.60%	—	—	—	2.26	2.28
1.65%	—	—	—	1.76	1.67
1.70%	—	—	—	2.25	2.26
1.75%	—	—	—	1.57	1.62
1.80%	—	—	—	1.74	1.65
1.85%	—	—	—	1.56	1.62

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	85

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$1.15
0.75%	1.14
0.85%	1.14
0.95%	1.13
1.00%	1.13
1.05%	1.12
1.10%	1.12
1.15%	1.12
1.20%	1.12
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1.11
1.30%	1.11
1.35%	1.11
1.40%	1.11
1.45%	1.10
1.50%	1.10
1.55%	1.10
1.60%	1.10
1.65%	1.09
1.70%	1.09
1.75%	1.09
1.80%	1.09
1.85%	1.08

The following is a summary of units outstanding at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	—	—	—	16,045	78,507
0.75%	6,885	80,197	1,001,862	1,416,837	296,766
0.85%	8,948	171,842	183,075	780,364	462,757
0.95%	41,435	52,540	663,086	748,720	568,287
1.00%	—	1,935	38,056	192,190	52,339
1.05%	18,794	119,616	208,055	313,777	209,679
1.10%	221,900	7,707	19,328	159,895	174,759
1.15%	—	—	—	—	7,316
1.20%	49,075	3,404	44,909	103,544	129,087
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	5,211	155	24,646	8,149
1.30%	—	3,248	44,957	102,113	122,374
1.35%	119,681	—	—	—	75,396
1.40%	—	—	—	—	—
1.45%	—	—	18,260	3,460	148
1.50%	—	—	—	—	3,351
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	466,718	445,700	2,221,743	3,861,591	2,188,915

86	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	—	71	—	12,532	14,026
0.75%	310,495	268,642	179,325	1,124,628	568,768
0.85%	—	461,075	172,801	1,061,185	190,449
0.95%	204,058	270,860	123,156	1,401,560	657,163
1.00%	42,523	65,764	35,078	169,186	141,101
1.05%	—	267,487	223,273	611,316	363,423
1.10%	—	47,336	914	309,000	542,489
1.15%	—	—	—	3,839	36,611
1.20%	21,228	19,083	29,381	191,717	178,508
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,544	788	27,181	9,792
1.30%	—	34,341	—	194,166	204,726
1.35%	—	—	—	148,196	113,192
1.40%	—	—	—	—	7,324
1.45%	—	15,666	7,439	62,838	19,512
1.50%	—	—	—	23,616	10,457
1.55%	—	—	—	—	—
1.60%	—	—	—	4,770	26,219
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	578,304	1,454,869	772,155	5,345,730	3,083,760

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	—	5,101	18,770	—	2,308
0.75%	279,412	1,522,563	321	125,945	2,679,817
0.85%	—	1,068,804	60,171	139,177	71,688
0.95%	123,534	3,529,031	126,473	407,653	1,212,257
1.00%	10,119	590,336	—	27,851	161,385
1.05%	—	672,210	42,733	49,591	84,170
1.10%	—	1,478,885	141,142	390,222	54,424
1.15%	—	339,289	—	—	—
1.20%	7,967	811,279	—	151,228	110,135
1.25%	—	—	—	—	—
1.25%	—	8,606	—	—	742
1.25%	—	—	—	—	—
1.25%	—	1,754,842	—	—	4,057,198
1.25%	—	—	—	3,186	—
1.30%	—	307,878	99,740	35,614	24,788
1.35%	—	1,016,062	—	227,477	—
1.40%	—	—	—	—	—
1.45%	—	326,224	4,181	30,439	—
1.50%	—	21,664	—	1,486	—
1.55%	—	—	—	—	—
1.60%	—	11,517	—	—	—
1.65%	—	—	—	—	—
1.70%	—	47,786	—	3,738	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	421,032	13,512,077	493,531	1,593,607	8,458,912

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	87

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	—	5,046	—	7,168	5,139
0.75%	15,165	2,922,616	78,102	573,023	946,066
0.85%	—	1,210,871	51,531	694,903	507,786
0.95%	11,178	1,789,943	197,625	370,242	765,794
1.00%	10,492	471,703	39,282	73,541	166,911
1.05%	—	732,541	27,443	451,341	496,203
1.10%	—	124,143	41,778	162,166	31,133
1.15%	—	—	—	—	—
1.20%	24,500	252,818	55,246	50,172	457,309
1.25%	—	2,106,140	—	1,086,246	—
1.25%	—	29,025	—	26,947	11,304
1.25%	—	—	—	—	—
1.25%	—	—	—	—	359,282
1.25%	8,717	—	4,199	—	—
1.30%	27,401	217,460	4,498	22,705	109,988
1.35%	89,448	—	18,458	—	—
1.40%	—	—	—	—	—
1.45%	—	20,839	5,079	7,018	935
1.50%	3,697	—	—	—	—
1.55%	—	—	—	—	—
1.60%	8,769	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	199,367	9,883,145	523,241	3,525,472	3,857,850

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	—	617	4,673	2,173	2,642
0.75%	1,894,884	1,054,334	1,015,037	3,301,159	1,544,118
0.85%	1,212,740	518,033	757,808	1,534,298	135,397
0.95%	2,792,738	954,222	859,732	3,102,846	1,042,372
1.00%	257,458	197,089	232,169	505,990	79,703
1.05%	4,142,652	205,939	555,616	1,111,031	88,134
1.10%	113,293	41,465	54,212	130,925	11,477
1.15%	—	—	—	—	—
1.20%	269,765	140,764	301,371	952,397	32,490
1.25%	—	—	—	—	—
1.25%	29,193	1,359	—	79,569	—
1.25%	—	—	—	—	—
1.25%	1,222,607	920,950	—	1,441,807	—
1.25%	—	—	41,600	—	7,809
1.30%	80,748	88,032	400,575	428,017	25,179
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,120	7,604	16,758	66,068	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	12,019,198	4,130,408	4,239,551	12,656,280	2,969,321

88	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	7,289	—	—	—	177
0.75%	1,658,377	376,820	16,886	250,280	275,704
0.85%	590,328	927,985	121,160	18,808	195,134
0.95%	5,069,309	863,122	374,767	124,998	280,155
1.00%	297,380	326	77,221	20,430	55,797
1.05%	572,556	291,441	63,387	45,975	164,829
1.10%	1,137,362	229,748	74,252	12,543	33,153
1.15%	—	—	—	—	—
1.20%	457,624	251,413	9,357	5,073	35,443
1.25%	—	—	—	—	—
1.25%	—	—	—	584	—
1.25%	—	—	—	1,282,022	—
1.25%	—	—	—	—	—
1.25%	8,724	—	—	—	2,916
1.30%	271,725	17,746	—	—	51,285
1.35%	218,218	105,553	22,080	—	—
1.40%	—	—	—	—	—
1.45%	47,320	6,813	4,567	505	—
1.50%	33,657	19,688	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	20,630	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	10,369,869	3,111,285	763,677	1,761,218	1,094,593

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	11,415	46	—	3,789	11,861
0.75%	552,690	71,794	280,100	999,961	506,739
0.85%	306,054	113,811	32,453	307,642	415,293
0.95%	457,107	102,406	231,830	953,141	239,224
1.00%	56,335	42,218	43,179	153,611	65,946
1.05%	229,502	51,284	22,479	250,171	165,701
1.10%	150,596	24,112	8,361	10,718	29,706
1.15%	—	—	—	—	—
1.20%	80,195	15,014	14,827	58,905	51,016
1.25%	—	—	—	—	—
1.25%	13,290	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,351,416	—	—	—	—
1.25%	—	889	5,101	14,517	20,289
1.30%	31,741	14,846	19,991	56,869	21,044
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	349	10,405	—	5,782	16,154
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,240,690	446,825	658,321	2,815,106	1,542,973

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	89

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	—	—	—	20,373	—
0.75%	52,005	1,209,692	47,130	1,279,879	279,897
0.85%	87,786	769,961	144,229	1,448,760	279,884
0.95%	220,158	1,152,300	288,834	906,890	130,501
1.00%	34,761	203,825	—	263,658	59,834
1.05%	17,265	516,560	19,679	850,268	185,425
1.10%	93,352	26,583	38,727	146,790	13,701
1.15%	—	—	—	—	—
1.20%	62,737	334,531	39,310	147,464	69,113
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,214	248	—	7,185	—
1.30%	—	129,102	20,346	103,411	29,015
1.35%	68	—	88,444	—	—
1.40%	—	—	—	—	—
1.45%	—	2,822	—	17,264	785
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	579,346	4,345,624	686,699	5,191,942	1,048,155

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	—	—	1,174	5,841	7,596
0.75%	81,140	413,819	45,102	1,308,453	2,281,852
0.85%	85,156	558,451	36,548	792,467	2,015,638
0.95%	87,044	898,352	125,982	961,728	3,335,563
1.00%	12,318	36,907	282	243,122	459,502
1.05%	55,984	163,853	75,085	614,076	1,207,511
1.10%	4,053	102,316	163,613	123,485	1,290,531
1.15%	—	—	—	—	15,927
1.20%	8,462	301,803	28,350	227,353	640,093
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,515	—	1,299	149,618	88,001
1.30%	13,545	26,943	42,389	220,209	582,863
1.35%	—	185,178	136,184	—	327,206
1.40%	—	—	—	—	3,740
1.45%	1,353	—	—	71,616	61,446
1.50%	—	783	5,116	—	44,476
1.55%	—	—	—	—	—
1.60%	—	—	—	—	1,094
1.65%	—	—	—	—	—
1.70%	—	27,290	—	—	13,263
1.75%	—	10,027	—	—	1,285
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	356,570	2,725,722	661,124	4,717,968	12,377,587

90	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	—	21,299	—	—	19,003
0.75%	1,421,781	1,890,883	496,369	251,480	734,269
0.85%	—	1,312,769	445,770	229,959	547,023
0.95%	1,145,796	1,342,307	443,543	978,384	512,737
1.00%	343,713	255,299	96,941	4,587	93,241
1.05%	—	664,827	172,707	93,443	355,664
1.10%	—	919,675	28,658	356,582	32,637
1.15%	—	5,829	—	24,583	—
1.20%	227,843	196,385	64,582	100,248	90,234
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	42,128	29,996	6,776	8,155
1.30%	—	251,301	18,618	105,465	39,245
1.35%	—	172,614	—	200,614	—
1.40%	—	—	—	—	—
1.45%	—	40,755	7,762	70,059	10,069
1.50%	—	18,526	—	8,162	—
1.55%	—	—	—	—	—
1.60%	—	2,450	—	—	—
1.65%	—	—	—	—	—
1.70%	—	7,212	—	12,744	—
1.75%	—	1,320	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,139,133	7,145,579	1,804,946	2,443,086	2,442,277

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.55%	—	21,275	—	1,387	—
0.75%	111,587	1,023,452	448,594	863,489	—
0.85%	139,798	646,707	482,376	—	—
0.95%	652,330	893,296	551,709	593,608	49,158
1.00%	15,173	260,564	66,645	163,756	4,159
1.05%	139,622	511,603	290,878	—	5,756
1.10%	193,393	543,179	405,994	—	71,658
1.15%	—	2,192	—	—	—
1.20%	50,900	170,008	141,343	173,865	20,298
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,631	22,194	4,858	—	15,112
1.30%	115,778	301,369	100,541	—	16,688
1.35%	296,906	45,543	71,430	—	5,486
1.40%	—	3,697	3,926	—	—
1.45%	74,452	18,042	30,638	—	—
1.50%	—	11,468	11,764	—	—
1.55%	—	—	—	—	—
1.60%	—	1,245	1,052	—	—
1.65%	—	—	—	—	—
1.70%	24,429	—	6,019	—	—
1.75%	—	1,459	1,355	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,825,999	4,477,293	2,619,122	1,796,105	188,315

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	91

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.55%	6,008	—	2,974	—	6,713
0.75%	987,609	496,195	5,904	1,181,032	284,820
0.85%	219,221	46,987	82,781	286,621	—
0.95%	561,764	409,660	282,399	574,996	200,612
1.00%	75,437	106,397	18,986	234,200	30,948
1.05%	126,235	92,349	12,266	158,475	—
1.10%	68,627	26,408	98,645	49,275	—
1.15%	—	—	—	—	—
1.20%	60,064	121,733	6,994	222,296	88,470
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	59,563	—	1,192	5,651	—
1.30%	870	—	85,277	76,136	—
1.35%	—	—	47,787	—	—
1.40%	—	—	—	—	—
1.45%	833	2,974	—	5,962	—
1.50%	—	—	7,393	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,166,231	1,302,703	652,598	2,794,644	611,563

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	11,411	2,519	—	18,902	4,327
0.75%	184,668	523,922	211,189	344,729	24,564
0.85%	221,553	527,026	—	—	28,173
0.95%	112,139	496,448	192,215	213,983	92,551
1.00%	5,639	54,630	3,029	10,569	2,854
1.05%	249,598	344,081	—	—	15,738
1.10%	24,276	44,032	—	—	75,803
1.15%	—	—	—	—	1,979
1.20%	4,315	85,973	3,375	13,435	24,071
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,042	23,113	—	—	15,176
1.30%	15,299	30,963	—	—	26,368
1.35%	—	—	—	—	15,368
1.40%	—	—	—	—	—
1.45%	4,300	7,537	—	—	24,376
1.50%	—	—	—	—	5,465
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	835,240	2,140,244	409,808	601,618	356,813

92	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv
0.55%	—	—	—	—	—
0.75%	100,516	20,773	453,191	424,237	355,803
0.85%	63,662	—	—	—	484,543
0.95%	279,801	21,181	141,561	403,455	201,288
1.00%	18,426	—	4,085	19,394	76,909
1.05%	75,184	24,913	—	—	299,744
1.10%	203,071	8,954	—	—	161,079
1.15%	—	—	—	—	—
1.20%	14,420	69,097	1,221	1,261	43,152
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,141	—	—	—	517
1.30%	15,301	—	—	—	42,621
1.35%	52,547	11,464	—	—	20,946
1.40%	—	—	—	—	—
1.45%	—	—	—	—	5,736
1.50%	—	6,462	—	—	8,407
1.55%	—	—	—	—	—
1.60%	—	1,693	—	—	—
1.65%	—	—	—	—	—
1.70%	26,049	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	853,118	164,537	600,058	848,347	1,700,745

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.55%	—	11,337	8,016	11,437	10,558
0.75%	43,576	1,007,255	485,510	389,776	267,579
0.85%	8,961	419,931	—	332,542	357,788
0.95%	64,184	808,264	241,136	484,724	229,736
1.00%	47,319	109,535	10,396	38,815	40,877
1.05%	19,782	265,381	—	493,073	153,179
1.10%	59,307	43,659	—	115,629	22,643
1.15%	—	—	—	—	—
1.20%	10,333	56,110	7,039	58,171	35,933
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,571	22,781	—	3,212	4,563
1.30%	—	54,125	—	125,509	21,660
1.35%	32,492	—	—	187,529	—
1.40%	—	—	—	3,639	—
1.45%	—	12,819	—	21,756	4,647
1.50%	604	—	—	9,180	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	288,129	2,811,197	752,097	2,274,992	1,149,163

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	93

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	7,363	—	—	—	20,494
0.75%	128,997	246,327	3,317	392,290	2,579,265
0.85%	87,747	104,328	22,475	402,206	1,286,306
0.95%	203,605	110,253	69,417	789,357	1,836,329
1.00%	5,243	15,494	—	78,478	466,337
1.05%	68,628	66,150	2,603	166,671	1,255,870
1.10%	69,416	32,597	12,208	582,252	320,192
1.15%	—	—	—	8,647	26,104
1.20%	27,339	30,314	13,640	232,004	587,374
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,196	3,957	—	22,875	30,839
1.30%	15,713	10,171	—	100,771	635,450
1.35%	38,629	—	13,125	136,450	290,146
1.40%	—	—	—	3,841	—
1.45%	—	8,812	—	20,534	35,696
1.50%	3,673	—	1,726	1,037	1,679
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	1,634	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	660,549	628,403	138,511	2,939,047	9,372,081

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	496	7,185	—	—	608
0.75%	205,343	745,526	—	107,363	221,910
0.85%	229,508	703,231	32,291	90,707	—
0.95%	532,210	765,192	46,484	370,092	187,687
1.00%	41,546	103,047	—	49,370	30,849
1.05%	198,798	478,648	—	22,622	—
1.10%	156,281	217,574	2,313	161,951	—
1.15%	1,899	—	—	—	—
1.20%	77,655	220,330	—	179,889	22,306
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,402	21,142	—	3,879	—
1.30%	20,318	139,236	4,905	66,209	—
1.35%	64,792	5,916	10,642	41,560	—
1.40%	3,808	—	—	—	—
1.45%	10,148	40,162	10,989	72,229	—
1.50%	9,354	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	2,011	—
1.65%	—	22,227	—	—	—
1.70%	—	—	—	13,701	—
1.75%	1,301	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,554,859	3,469,416	107,624	1,181,583	463,360

94	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.55%	—	—	—	1,588	75,512
0.75%	266,246	208,132	98,151	51,540	2,774,634
0.85%	—	—	173,092	106,250	10,774,622
0.95%	79,343	69,879	664,094	176,172	5,651,710
1.00%	18,107	975	4,866	34,493	407,753
1.05%	—	—	267,087	39,851	1,216,811
1.10%	—	—	136,266	53,211	3,107,055
1.15%	—	—	—	—	—
1.20%	3,666	4,456	90,920	20,208	2,102,689
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	4,139	3,882	11,036
1.30%	—	—	58,209	38,308	1,169,792
1.35%	—	—	96,451	71,548	728,623
1.40%	—	—	—	—	—
1.45%	—	—	30,443	7,760	693,944
1.50%	—	—	14,291	98	38,241
1.55%	—	—	—	—	—
1.60%	—	—	—	—	81,933
1.65%	—	—	—	—	—
1.70%	—	—	30,876	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	367,362	283,442	1,668,885	604,909	28,834,355

Subaccount	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
0.55%	545,767	25,141	—	—	—
0.75%	3,139,813	1,052,520	2,799,949	—	—
0.85%	13,321,363	6,441,649	12,196,530	13,288	9,805
0.95%	1,614,238	5,922,193	1,733,569	337,090	763,023
1.00%	344,218	403,531	585,028	—	—
1.05%	6,506,486	1,501,109	7,782,582	75,188	—
1.10%	3,127,752	3,874,465	3,036,827	197,491	498,101
1.15%	—	465,207	—	—	—
1.20%	227,444	3,440,633	699,829	—	182,673
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	78,143	13,186	242,953	—	—
1.30%	1,411,902	2,351,219	2,237,338	56,186	—
1.35%	—	524,167	—	16,744	10,719
1.40%	—	—	—	—	—
1.45%	11,959	3,792,530	1,579,396	—	—
1.50%	—	42,438	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	30,329,085	29,849,988	32,894,001	695,987	1,464,321

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	95

Subaccount	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
0.55%	—	—	610,694	335,834	—
0.75%	257,993	484,886	8,258,872	6,607,315	9,109,004
0.85%	766,431	3,056,548	65,260,347	45,556,590	71,021,825
0.95%	13,478,417	31,244,144	172,229,275	306,193,196	89,200,362
1.00%	51,738	77,805	1,419,742	1,030,030	1,938,952
1.05%	1,184,406	3,040,768	27,566,876	93,772,274	17,832,541
1.10%	7,738,922	18,072,574	84,815,640	187,737,320	20,795,825
1.15%	—	45,692	1,020,253	5,679,293	127,262
1.20%	1,706,143	3,622,327	14,464,086	30,270,467	53,049,715
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	12,133	103,060
1.30%	649,715	3,484,585	8,981,630	32,016,793	10,368,569
1.35%	1,799,513	6,358,383	12,159,057	20,369,305	7,705,513
1.40%	—	—	84,758	788,337	—
1.45%	915,638	711,933	1,163,151	1,100,149	11,316,264
1.50%	73,333	45,467	108,170	192,541	329,556
1.55%	—	—	—	691,350	601,390
1.60%	—	131,305	23,615	863,247	1,150,182
1.65%	—	—	—	736,550	—
1.70%	150,719	—	—	432,908	398,522
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	218,627
Total	28,772,968	70,376,417	398,166,166	734,385,632	295,267,169

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.55%	435,357	—	10,653	744,094	—
0.75%	35,345,734	6,094,342	12,767,603	1,919,956	6,397,378
0.85%	176,858,090	43,548,209	57,151,252	13,218,447	32,517,283
0.95%	21,665,790	31,597,456	8,893,896	19,231,415	5,790,494
1.00%	9,657,333	776,868	2,578,070	424,209	796,113
1.05%	77,941,915	5,707,704	21,816,434	3,906,263	19,755,079
1.10%	42,723,626	14,447,448	10,265,830	6,529,816	8,023,843
1.15%	—	—	—	415,377	—
1.20%	4,855,904	17,718,581	1,041,999	9,711,873	978,106
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	778,304	140,577	503,195	118,179	213,799
1.30%	23,550,344	4,431,314	4,307,427	3,306,728	5,195,477
1.35%	—	2,395,582	—	1,796,735	—
1.40%	—	4,774	—	—	—
1.45%	415,999	1,781,551	370,940	2,107,030	1,061,799
1.50%	—	410,575	—	21,204	—
1.55%	—	33,022	—	453,162	—
1.60%	—	62,742	—	249,446	—
1.65%	—	—	—	356,125	—
1.70%	—	19,877	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	87,750	—
1.85%	—	76,330	—	63,544	—
Total	394,228,396	129,246,952	119,707,299	64,661,353	80,729,371

96	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
0.55%	2,930	—	—	—	8,118
0.75%	647,817	—	—	—	1,461,986
0.85%	203,280	176,320	1,643,073	257,105	723,670
0.95%	383,986	3,221,724	22,933,001	18,826,178	940,225
1.00%	96,644	—	—	—	117,916
1.05%	111,805	9,746	1,726,169	424,706	474,724
1.10%	29,487	507,805	9,224,670	10,771,458	115,645
1.15%	—	—	2,772	31,206	—
1.20%	78,215	223,899	1,055,496	658,344	56,182
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	423	—	—	—	8,946
1.30%	27,498	131,636	495,879	984,966	141,077
1.35%	—	177,648	768,654	747,778	—
1.40%	—	—	—	—	—
1.45%	—	48,607	46,548	630,913	17,184
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	790,125	12,869	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,582,085	4,497,385	38,686,387	33,345,523	4,065,673

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.55%	29,341	—	12,318	50	—
0.75%	1,455,712	512,708	349,269	275,960	259,620
0.85%	887,957	—	356,092	175,053	220,164
0.95%	1,071,460	194,991	243,420	235,049	265,409
1.00%	174,268	80,012	93,654	44,974	18,031
1.05%	378,474	—	271,623	139,653	113,347
1.10%	83,812	—	8,794	23,294	212,902
1.15%	—	—	—	5,880	—
1.20%	133,457	13,970	33,588	6,730	45,250
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,171	—	5,776	1,754	10,401
1.30%	122,978	—	15,739	28,901	25,454
1.35%	—	—	—	6,562	54,316
1.40%	—	—	—	—	—
1.45%	10,006	—	5,278	—	16,776
1.50%	—	—	—	677	4,597
1.55%	—	—	—	—	—
1.60%	—	—	—	—	2,351
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,358,636	801,681	1,395,551	944,537	1,248,618

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	97

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	—
0.75%	37,716
0.85%	25,131
0.95%	121,275
1.00%	16,599
1.05%	58,394
1.10%	48,878
1.15%	—
1.20%	15,279
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	2,437
1.30%	1,596
1.35%	11,260
1.40%	—
1.45%	4,674
1.50%	6,820
1.55%	—
1.60%	—
1.65%	—
1.70%	—
1.75%	—
1.80%	—
1.85%	—
Total	350,059

The following is a summary of net assets at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$94	$111	$215	$23,037	$79,551
0.75%	8,676	149,355	2,473,215	3,062,629	297,900
0.85%	11,222	342,717	403,055	809,635	462,340
0.95%	51,719	95,156	1,584,122	1,563,647	565,112
1.00%	93	3,493	115,229	443,229	51,928
1.05%	23,346	232,840	447,684	321,810	207,544
1.10%	275,034	14,938	41,356	161,446	172,577
1.15%	92	—	—	—	7,209
1.20%	60,535	5,993	131,937	231,764	126,876
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	92	9,926	532	24,407	7,991
1.30%	91	6,151	94,010	100,672	119,716
1.35%	146,591	—	—	—	73,586
1.40%	90	—	—	—	112
1.45%	90	137	37,533	3,348	144
1.50%	89	—	—	—	3,321
1.55%	89	—	—	—	111
1.60%	89	—	—	—	90
1.65%	89	—	—	—	145
1.70%	88	—	—	—	145
1.75%	88	—	—	—	145
1.80%	88	—	—	—	145
1.85%	88	—	—	—	144
Total	$578,473	$860,817	$5,328,888	$6,745,624	$2,176,832

98	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$129	$328	$183	$30,268	$19,187
0.75%	614,153	614,526	454,422	3,350,325	769,195
0.85%	—	1,305,465	476,246	2,272,497	256,081
0.95%	394,121	606,452	304,356	4,000,568	878,654
1.00%	108,193	146,582	86,184	530,415	188,119
1.05%	—	740,169	601,311	1,279,740	483,192
1.10%	—	130,060	2,445	643,045	719,205
1.15%	—	—	—	7,030	48,400
1.20%	51,950	41,642	70,467	582,749	235,322
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	12,291	2,075	55,597	12,871
1.30%	—	92,347	110	394,936	268,354
1.35%	—	—	—	335,808	147,946
1.40%	—	—	—	138	9,546
1.45%	—	41,413	19,139	125,625	25,360
1.50%	—	—	—	36,071	12,559
1.55%	—	—	—	161	98
1.60%	—	—	—	10,607	33,784
1.65%	—	—	—	136	98
1.70%	—	—	—	159	77
1.75%	—	—	—	113	89
1.80%	—	—	—	134	97
1.85%	—	—	—	113	88
Total	$1,168,546	$3,731,275	$2,016,938	$13,656,235	$4,108,322

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$87	$11,172	$11,664	$24	$5,857
0.75%	484,935	3,002,489	317	226,560	4,779,597
0.85%	—	2,105,841	36,868	249,222	163,516
0.95%	207,161	6,736,630	77,124	726,584	2,106,964
1.00%	21,600	1,484,997	118	49,520	464,507
1.05%	—	1,362,603	25,935	87,955	226,966
1.10%	—	2,831,730	85,471	690,860	120,619
1.15%	—	551,795	118	23	—
1.20%	16,497	1,979,322	118	266,322	308,810
1.25%	—	—	—	—	—
1.25%	—	16,192	—	—	1,829
1.25%	—	—	—	—	—
1.25%	—	5,265,960	—	—	11,646,921
1.25%	—	—	118	5,599	—
1.30%	—	585,222	59,825	62,424	58,826
1.35%	—	2,045,188	73	397,805	—
1.40%	—	50	117	25	—
1.45%	—	599,979	2,608	52,975	208
1.50%	—	30,903	117	2,599	—
1.55%	—	23	117	25	—
1.60%	—	22,751	117	25	—
1.65%	—	23	115	25	—
1.70%	—	93,704	115	6,429	—
1.75%	—	54	115	25	—
1.80%	—	23	115	25	—
1.85%	—	23	114	24	—
Total	$730,280	$28,726,674	$301,399	$2,825,075	$19,884,620

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	99

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$20	$12,210	$92	$22,145	$6,473
0.75%	13,580	8,781,292	85,202	2,234,539	1,658,101
0.85%	23	2,289,328	55,958	1,402,689	618,922
0.95%	9,915	5,230,880	213,568	1,387,103	1,297,998
1.00%	9,287	1,669,272	42,355	341,076	243,811
1.05%	21	1,358,473	29,516	890,352	591,305
1.10%	20	228,452	44,833	318,042	36,786
1.15%	20	—	81	—	—
1.20%	21,477	867,821	59,001	225,943	648,198
1.25%	—	5,969,810	—	2,781,440	—
1.25%	—	52,425	—	51,938	13,169
1.25%	—	—	—	—	—
1.25%	—	—	—	—	605,961
1.25%	7,622	—	4,556	—	—
1.30%	23,903	390,800	4,862	43,421	127,356
1.35%	77,854	—	19,576	—	—
1.40%	20	—	80	—	—
1.45%	20	52,270	5,360	13,216	1,065
1.50%	3,205	—	80	—	—
1.55%	20	—	80	—	—
1.60%	7,542	—	80	—	—
1.65%	20	—	80	—	—
1.70%	20	—	80	—	—
1.75%	20	—	80	—	—
1.80%	20	—	79	—	—
1.85%	20	—	79	—	—
Total	$174,649	$26,903,033	$565,678	$9,711,904	$5,849,145

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$2,004	$1,414	$10,180	$3,395	$6,888
0.75%	2,070,472	2,877,462	2,175,559	6,168,870	1,909,703
0.85%	1,210,083	1,063,077	1,520,344	2,269,026	320,017
0.95%	2,953,976	2,528,436	1,776,820	5,584,511	1,244,969
1.00%	258,881	593,339	476,514	808,872	229,709
1.05%	4,040,140	413,029	1,088,881	1,605,122	203,325
1.10%	109,830	82,648	105,731	188,206	26,369
1.15%	—	—	—	—	—
1.20%	263,513	410,366	602,547	1,476,407	90,939
1.25%	—	—	—	—	—
1.25%	27,795	2,663	—	112,367	—
1.25%	—	—	—	—	—
1.25%	1,438,360	2,558,723	—	2,836,688	—
1.25%	—	—	79,708	—	17,634
1.30%	76,473	171,605	762,707	600,844	56,556
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,906	14,565	31,426	108,880	166
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$12,454,433	$10,717,327	$8,630,417	$21,763,188	$4,106,275

100	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$19,076	$77	$84	$127	$438
0.75%	3,525,688	365,405	18,725	645,968	743,881
0.85%	1,407,013	1,016,543	133,765	43,957	429,530
0.95%	10,413,763	938,259	411,784	308,500	736,710
1.00%	942,471	416	84,666	57,948	145,745
1.05%	1,333,332	314,401	69,311	105,066	354,617
1.10%	2,634,085	247,017	81,017	28,503	70,764
1.15%	24	80	83	—	—
1.20%	1,406,904	268,231	10,161	13,966	90,230
1.25%	—	—	—	—	—
1.25%	—	—	—	1,305	—
1.25%	—	—	—	2,454,017	—
1.25%	—	—	—	—	—
1.25%	19,856	76	83	—	6,125
1.30%	614,876	18,798	83	103	107,095
1.35%	557,627	111,375	23,811	—	—
1.40%	24	80	83	—	—
1.45%	105,266	7,130	4,984	1,272	24
1.50%	57,040	19,314	82	—	—
1.55%	26	76	82	—	—
1.60%	25	82	82	—	—
1.65%	24	79	82	—	—
1.70%	25	21,197	82	—	—
1.75%	24	76	82	—	—
1.80%	24	79	82	—	—
1.85%	24	76	82	—	—
Total	$23,037,217	$3,328,867	$839,296	$3,660,732	$2,685,159

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$22,434	$264	$193	$4,779	$6,378
0.75%	779,573	188,359	810,785	1,403,977	266,427
0.85%	458,397	270,068	73,587	365,624	220,409
0.95%	621,557	261,658	649,563	1,293,139	122,812
1.00%	142,340	107,167	162,573	182,001	33,691
1.05%	336,217	118,962	49,910	291,028	85,990
1.10%	219,271	55,616	18,454	12,402	15,325
1.15%	—	—	—	—	—
1.20%	196,611	37,122	54,091	67,795	25,469
1.25%	—	—	—	—	—
1.25%	19,020	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,441,161	—	—	—	—
1.25%	—	2,189	11,063	16,493	10,286
1.30%	45,165	33,459	43,130	64,300	10,590
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	7,210	23,058	158	20,588	8,002
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$5,288,956	$1,097,922	$1,873,507	$3,722,126	$805,379

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	101

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$74	$84	$96	$28,580	$25
0.75%	51,516	1,823,402	59,448	1,789,302	530,846
0.85%	86,566	1,118,145	181,129	2,021,950	540,341
0.95%	216,047	1,692,005	361,024	1,263,535	241,700
1.00%	34,035	297,218	94	367,025	110,416
1.05%	16,862	733,111	24,476	1,182,620	350,043
1.10%	90,969	37,538	48,053	203,991	25,702
1.15%	73	—	93	—	—
1.20%	60,849	475,512	48,550	204,580	124,487
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,851	344	93	9,960	24
1.30%	73	178,194	25,005	143,218	53,189
1.35%	138	—	108,469	—	—
1.40%	73	—	92	—	—
1.45%	87	3,826	92	23,848	1,417
1.50%	72	—	92	—	—
1.55%	72	—	92	—	—
1.60%	72	—	92	—	—
1.65%	72	—	92	—	—
1.70%	72	—	92	—	—
1.75%	72	—	91	—	—
1.80%	72	—	91	—	—
1.85%	72	—	91	—	—
Total	$568,789	$6,359,379	$857,447	$7,238,609	$1,978,190

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$156	$75	$1,250	$8,481	$17,100
0.75%	232,784	409,464	47,506	1,862,994	5,017,639
0.85%	227,026	558,021	38,276	1,105,351	4,742,525
0.95%	250,473	890,677	131,187	1,332,616	7,171,790
1.00%	34,176	36,207	293	334,852	981,168
1.05%	145,792	161,174	77,741	837,166	2,785,458
1.10%	10,494	100,321	168,928	167,140	2,951,069
1.15%	—	74	80	—	29,430
1.20%	22,873	293,604	29,105	305,876	1,335,628
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,136	74	1,410	199,346	197,756
1.30%	34,284	26,025	43,269	291,677	1,302,698
1.35%	—	178,191	138,625	—	776,872
1.40%	—	74	79	—	6,811
1.45%	3,549	—	79	93,256	156,947
1.50%	—	815	4,989	—	72,653
1.55%	—	76	79	—	223
1.60%	—	76	78	—	2,772
1.65%	—	74	78	—	185
1.70%	—	25,582	78	—	30,681
1.75%	—	9,383	73	—	2,276
1.80%	—	74	77	—	183
1.85%	—	74	73	—	201
Total	$980,743	$2,690,135	$683,353	$6,538,755	$27,582,065

102	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$333	$67,853	$95	$85	$26,428
0.75%	3,658,908	8,791,928	1,059,197	283,081	1,916,345
0.85%	—	3,272,062	667,965	257,572	632,438
0.95%	2,837,640	6,021,628	917,189	1,090,881	1,279,828
1.00%	989,002	1,225,552	252,419	5,100	207,084
1.05%	—	1,619,480	253,012	103,697	401,794
1.10%	—	2,227,823	41,744	394,794	36,671
1.15%	—	10,626	—	27,146	—
1.20%	636,039	914,316	163,120	110,459	194,562
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	100,210	42,952	7,449	9,001
1.30%	—	595,305	26,441	115,657	43,085
1.35%	—	380,056	—	219,493	—
1.40%	—	186	—	81	—
1.45%	—	94,880	10,863	76,291	10,866
1.50%	—	29,970	—	8,867	—
1.55%	—	156	—	81	—
1.60%	—	5,297	—	81	—
1.65%	—	183	—	80	—
1.70%	—	15,473	—	13,711	—
1.75%	—	2,352	—	80	—
1.80%	—	181	—	80	—
1.85%	—	240	—	80	—
Total	$8,121,922	$25,375,757	$3,434,997	$2,714,846	$4,758,102

Subaccount	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.55%	$88	$45,743	$155	$3,672	$71
0.75%	141,179	2,414,769	2,076,423	4,007,776	71
0.85%	175,984	1,135,279	1,131,560	—	71
0.95%	817,393	2,039,498	2,467,357	2,636,986	46,325
1.00%	18,968	695,107	268,753	606,932	3,982
1.05%	174,132	878,066	667,172	—	5,404
1.10%	240,633	926,485	925,612	—	67,165
1.15%	92	3,697	144	—	70
1.20%	63,033	440,031	552,934	625,880	18,960
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,370	37,212	10,884	—	14,089
1.30%	142,699	502,453	224,030	—	15,533
1.35%	365,093	85,975	176,308	—	5,098
1.40%	91	5,939	7,154	—	69
1.45%	91,115	29,570	67,108	—	69
1.50%	82	15,839	18,513	—	69
1.55%	90	135	167	—	69
1.60%	90	2,442	2,715	—	69
1.65%	90	121	140	—	69
1.70%	29,546	134	14,474	—	69
1.75%	89	2,127	2,264	—	69
1.80%	89	119	139	—	69
1.85%	89	134	155	—	68
Total	$2,275,035	$9,260,875	$8,614,161	$7,881,246	$177,528

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	103

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.55%	$15,362	$285	$3,550	$210	$13,341
0.75%	2,156,151	951,019	6,982	2,764,880	558,505
0.85%	499,686	89,442	97,425	610,852	—
0.95%	1,184,932	775,397	330,787	1,310,858	388,185
1.00%	242,963	200,836	22,187	530,167	59,682
1.05%	281,255	173,808	14,301	330,182	—
1.10%	152,064	49,561	114,732	102,072	—
1.15%	—	—	89	—	—
1.20%	187,572	227,163	8,097	490,909	168,349
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	129,748	308	1,464	11,506	—
1.30%	1,884	272	98,238	154,097	—
1.35%	—	—	54,921	—	—
1.40%	—	—	87	—	—
1.45%	1,777	5,471	86	11,865	—
1.50%	—	—	8,438	—	—
1.55%	—	—	86	—	—
1.60%	—	—	86	—	—
1.65%	—	—	86	—	—
1.70%	—	—	86	—	—
1.75%	—	—	86	—	—
1.80%	—	—	86	—	—
1.85%	—	—	86	—	—
Total	$4,853,394	$2,473,562	$761,986	$6,317,598	$1,188,062

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	$25,724	$5,147	$—	$49,275	$5,107
0.75%	406,689	1,044,872	367,548	608,066	28,748
0.85%	509,663	914,275	—	—	32,859
0.95%	241,376	965,798	330,942	365,539	107,184
1.00%	12,053	105,799	5,201	34,462	3,298
1.05%	582,017	618,332	—	—	18,141
1.10%	54,198	74,295	—	—	87,170
1.15%	—	—	—	—	2,271
1.20%	9,018	162,136	5,729	42,504	27,550
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,486	38,323	—	—	17,329
1.30%	35,989	55,767	—	—	30,065
1.35%	—	—	—	—	17,465
1.40%	—	—	—	—	83
1.45%	9,231	12,232	—	—	27,572
1.50%	—	—	—	—	6,165
1.55%	—	—	—	—	83
1.60%	—	—	—	—	83
1.65%	—	—	—	—	82
1.70%	—	—	—	—	82
1.75%	—	—	—	—	82
1.80%	—	—	—	—	82
1.85%	—	—	—	—	82
Total	$1,890,444	$3,996,976	$709,420	$1,099,846	$411,583

104	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv
0.55%	$80	$107	$—	$—	$156
0.75%	106,186	28,763	684,311	667,831	719,682
0.85%	66,938	105	—	—	969,345
0.95%	292,813	28,991	206,508	613,579	398,276
1.00%	19,240	104	21,344	59,298	151,348
1.05%	78,309	33,905	—	—	587,400
1.10%	211,016	12,149	—	—	313,975
1.15%	78	103	—	—	194
1.20%	14,914	93,232	6,190	3,729	83,221
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,350	103	—	—	992
1.30%	15,751	102	—	—	81,105
1.35%	53,966	15,337	—	—	49,061
1.40%	77	101	—	—	191
1.45%	77	101	—	—	10,766
1.50%	76	7,855	—	—	14,274
1.55%	76	100	—	—	221
1.60%	75	2,333	—	—	221
1.65%	75	100	—	—	187
1.70%	26,312	100	—	—	219
1.75%	75	91	—	—	208
1.80%	75	100	—	—	186
1.85%	75	91	—	—	208
Total	$890,634	$223,973	$918,353	$1,344,437	$3,381,436

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II
0.55%	$103	$14,893	$24,032	$36,515	$16,338
0.75%	60,526	1,315,909	1,089,310	1,352,519	404,743
0.85%	12,390	547,062	—	773,757	545,949
0.95%	88,318	1,050,128	522,394	1,632,665	339,437
1.00%	64,962	142,117	37,281	189,439	60,052
1.05%	27,092	343,850	—	1,127,231	228,304
1.10%	81,031	56,469	—	261,520	33,501
1.15%	101	—	—	150	—
1.20%	14,054	72,400	24,472	281,904	51,540
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,231	29,354	—	7,144	6,650
1.30%	100	69,647	—	277,335	31,453
1.35%	43,878	—	—	354,030	—
1.40%	100	—	—	5,337	—
1.45%	100	16,427	—	47,290	6,618
1.50%	910	—	—	11,171	—
1.55%	100	—	—	177	—
1.60%	99	—	—	177	—
1.65%	100	—	—	146	—
1.70%	99	—	—	176	—
1.75%	99	—	—	148	—
1.80%	98	—	—	144	—
1.85%	98	—	—	148	—
Total	$396,589	$3,658,256	$1,697,489	$6,359,123	$1,724,585

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	105

Subaccount	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$15,602	$135	$73	$186	$34,841
0.75%	267,106	321,548	3,295	1,053,606	4,274,756
0.85%	208,535	153,140	21,753	893,826	2,023,879
0.95%	411,758	140,595	66,949	2,064,848	2,977,600
1.00%	10,542	19,627	72	203,924	747,952
1.05%	159,243	94,941	2,573	362,400	1,938,590
1.10%	160,076	46,505	11,712	1,257,216	489,158
1.15%	114	—	71	16,143	27,172
1.20%	53,705	37,635	13,038	587,336	917,977
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,516	5,547	71	48,553	46,291
1.30%	35,460	14,178	71	212,671	949,186
1.35%	74,112	—	12,480	297,836	299,193
1.40%	113	—	71	7,070	78
1.45%	76	12,082	71	42,595	52,470
1.50%	5,176	—	1,703	1,627	1,798
1.55%	135	—	71	206	78
1.60%	134	—	71	206	81
1.65%	111	—	71	234	77
1.70%	134	—	71	3,678	76
1.75%	103	—	71	228	77
1.80%	110	—	71	233	77
1.85%	102	—	71	228	77
Total	$1,411,963	$845,933	$134,500	$7,054,850	$14,781,484

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	$1,634	$12,053	$92	$2,193	$1,753
0.75%	573,291	1,221,935	86	112,723	581,628
0.85%	562,639	1,144,416	36,354	94,789	—
0.95%	1,446,810	1,224,803	52,032	384,931	476,194
1.00%	112,209	164,185	85	51,224	95,418
1.05%	476,049	761,447	85	23,417	—
1.10%	372,370	344,005	2,653	165,881	—
1.15%	3,804	82	84	2,185	—
1.20%	204,283	342,601	83	184,881	66,934
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,453	32,816	83	6,154	—
1.30%	47,311	215,576	5,384	67,729	—
1.35%	163,796	7,811	11,646	42,412	—
1.40%	7,221	88	83	2,161	—
1.45%	23,229	61,117	11,957	73,364	—
1.50%	15,027	80	78	2,150	—
1.55%	175	97	82	2,146	—
1.60%	175	97	82	4,170	—
1.65%	146	25,684	82	2,136	—
1.70%	173	96	81	13,753	—
1.75%	2,225	79	77	2,126	—
1.80%	144	86	81	2,121	—
1.85%	158	79	76	2,116	—
Total	$4,016,322	$5,559,233	$121,346	$1,244,762	$1,221,927

106	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
0.55%	$142	$189	$75	$1,474	$143,388
0.75%	497,243	532,280	95,543	45,175	5,187,250
0.85%	—	—	167,697	92,690	19,998,078
0.95%	148,070	176,112	640,375	152,969	10,407,176
1.00%	41,154	2,446	4,756	29,880	748,043
1.05%	—	—	256,326	34,440	2,223,301
1.10%	—	—	130,472	45,874	5,656,221
1.15%	—	—	95	136	23
1.20%	8,089	11,031	86,641	17,342	3,798,012
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	4,030	3,460	19,848
1.30%	—	—	55,220	32,727	2,096,446
1.35%	—	—	91,264	60,974	1,354,139
1.40%	—	—	94	135	24
1.45%	—	—	28,671	6,583	1,229,283
1.50%	—	—	13,428	218	52,760
1.55%	—	—	93	134	24
1.60%	—	—	93	134	149,448
1.65%	—	—	93	134	24
1.70%	—	—	28,735	134	28
1.75%	—	—	93	133	23
1.80%	—	—	93	133	23
1.85%	—	—	92	133	23
Total	$694,698	$722,058	$1,603,979	$525,012	$53,063,585

Subaccount	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
0.55%	$1,037,917	$33,499	$78	$21	$21
0.75%	5,879,198	1,381,013	3,669,979	21	21
0.85%	24,763,589	8,389,267	15,873,463	13,759	10,231
0.95%	2,976,880	7,651,619	2,238,140	348,929	795,910
1.00%	632,387	519,403	752,501	21	21
1.05%	11,904,379	1,924,258	9,968,198	77,807	21
1.10%	5,702,344	4,948,440	3,876,164	204,339	519,348
1.15%	—	539,078	—	21	21
1.20%	411,496	4,360,426	886,440	21	190,409
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	140,819	16,637	306,308	21	21
1.30%	2,534,078	2,955,798	2,810,767	58,102	21
1.35%	—	660,212	—	17,313	11,168
1.40%	—	23	—	21	21
1.45%	21,244	4,713,521	1,961,895	21	21
1.50%	—	46,036	—	21	21
1.55%	—	327	—	21	21
1.60%	—	21	—	21	21
1.65%	—	21	—	21	21
1.70%	—	22	—	21	21
1.75%	—	43	—	21	21
1.80%	—	44	—	21	21
1.85%	—	43	—	21	21
Total	$56,004,331	$38,139,751	$42,343,933	$720,585	$1,527,423

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	107

Subaccount	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
0.55%	$22	$29	$757,753	$405,392	$22
0.75%	287,678	560,567	10,162,081	7,909,366	14,502,470
0.85%	851,024	3,519,130	79,982,764	54,317,984	112,338,131
0.95%	15,035,688	36,996,819	227,863,269	411,606,009	139,961,071
1.00%	57,103	89,034	1,729,270	1,220,335	3,029,679
1.05%	1,314,869	3,583,505	36,295,694	125,315,570	27,742,234
1.10%	8,572,834	21,251,204	111,432,168	233,371,598	32,237,456
1.15%	22	53,589	1,336,972	7,546,964	170,971
1.20%	1,880,931	4,238,628	18,911,380	40,112,064	81,622,148
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22	22	23	13,078	157,922
1.30%	712,839	4,057,649	11,686,258	42,176,909	15,879,366
1.35%	1,969,991	7,388,391	15,786,290	25,021,968	11,886,477
1.40%	22	22	109,787	1,032,901	37
1.45%	997,554	823,290	1,503,019	1,437,302	17,070,808
1.50%	79,720	52,464	139,459	234,860	402,846
1.55%	22	22	24	898,092	913,935
1.60%	22	150,786	30,301	1,048,055	1,741,500
1.65%	22	22	24	951,414	23
1.70%	162,282	22	24	557,536	598,909
1.75%	22	22	24	23	22
1.80%	22	22	24	23	23
1.85%	22	20	24	22	262,856
Total	$31,922,733	$82,765,259	$517,726,632	$955,177,465	$460,518,906

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.55%	$704,847	$46	$18,743	$1,089,823	$22
0.75%	56,342,007	10,548,426	22,135,489	2,768,813	9,237,118
0.85%	279,875,331	74,830,360	98,363,817	18,924,085	46,614,901
0.95%	34,012,472	53,987,188	15,186,464	27,497,316	8,234,806
1.00%	15,108,618	1,319,440	4,386,632	600,236	1,127,913
1.05%	121,398,592	9,653,569	36,957,931	5,504,290	27,872,238
1.10%	66,310,053	24,348,704	17,329,721	9,168,774	11,281,420
1.15%	—	24	—	516,518	—
1.20%	7,477,004	29,668,635	1,745,587	13,529,048	1,364,658
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,193,966	234,119	839,589	164,018	297,078
1.30%	35,977,673	7,409,542	7,157,560	4,570,310	7,189,514
1.35%	—	4,054,432	—	2,495,295	—
1.40%	—	6,769	—	135	—
1.45%	628,300	2,921,973	609,746	2,878,812	1,452,610
1.50%	—	533,226	—	24,384	—
1.55%	—	55,083	—	620,386	—
1.60%	—	104,220	—	340,018	—
1.65%	—	23	—	430,172	—
1.70%	—	32,781	—	22	—
1.75%	—	23	—	22	—
1.80%	—	23	—	105,089	—
1.85%	—	97,498	—	71,882	—
Total	$619,028,863	$219,806,104	$204,731,279	$91,299,448	$114,672,278

108	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
0.55%	$7,336	$21	$21	$21	$25,812
0.75%	2,288,116	21	21	21	4,301,018
0.85%	430,854	196,420	1,994,696	299,394	1,531,116
0.95%	1,312,309	3,584,776	27,808,338	21,897,333	2,664,280
1.00%	351,185	21	21	21	631,968
1.05%	231,331	10,832	2,090,707	493,416	981,595
1.10%	60,745	564,055	11,166,371	12,506,919	237,934
1.15%	—	22	3,377	36,212	—
1.20%	275,855	248,409	1,276,172	763,527	292,123
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	859	21	21	21	18,065
1.30%	55,364	145,877	598,861	1,141,008	283,467
1.35%	—	196,751	927,752	865,746	—
1.40%	—	22	24	23	—
1.45%	32	53,771	56,118	729,598	33,937
1.50%	—	22	24	23	—
1.55%	—	22	24	23	—
1.60%	—	22	950,913	14,856	—
1.65%	—	22	24	23	—
1.70%	—	22	24	23	—
1.75%	—	22	24	23	—
1.80%	—	22	24	23	—
1.85%	—	22	24	23	—
Total	$5,013,986	$5,001,195	$46,873,581	$38,748,277	$11,001,315

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.55%	$83,463	$—	$22,667	$352	$136
0.75%	6,069,431	1,252,800	647,452	912,154	728,178
0.85%	2,219,389	—	498,647	444,714	630,236
0.95%	4,321,489	460,821	425,044	687,263	720,235
1.00%	741,749	216,602	162,439	171,065	80,823
1.05%	924,519	—	371,751	346,769	316,904
1.10%	203,317	—	11,965	57,504	591,828
1.15%	—	—	—	10,638	133
1.20%	551,262	36,421	56,750	24,834	196,749
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,671	—	7,725	4,255	28,424
1.30%	291,964	—	20,935	69,744	69,180
1.35%	—	—	—	15,126	126,095
1.40%	—	—	—	138	131
1.45%	23,346	—	6,900	130	44,816
1.50%	—	—	—	1,195	7,550
1.55%	—	—	—	160	159
1.60%	—	—	—	160	5,358
1.65%	—	—	—	136	129
1.70%	—	—	—	159	158
1.75%	—	—	—	118	124
1.80%	—	—	—	135	128
1.85%	—	—	—	117	123
Total	$15,456,600	$1,966,644	$2,232,275	$2,746,866	$3,547,597

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	109

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$86
0.75%	43,009
0.85%	28,524
0.95%	136,999
1.00%	18,708
1.05%	65,659
1.10%	54,828
1.15%	83
1.20%	17,057
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	2,798
1.30%	1,856
1.35%	12,481
1.40%	83
1.45%	5,157
1.50%	7,507
1.55%	83
1.60%	83
1.65%	83
1.70%	83
1.75%	82
1.80%	82
1.85%	82
Total	$395,413

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%		to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%		to	1.48%
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)		to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(5)	to	4.09	%(5)
AB VPS Global Thematic Gro, Cl B
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%		to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)		to	(2.30%)
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
AB VPS Gro & Inc, Cl B
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%		to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%		to	9.48%
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
AB VPS Intl Val, Cl B
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%		to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%		to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%

110	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)		to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%		to	38.22%
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)		to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(6)	to	5.88	%(6)
AC VP Intl, Cl II
2017	578	$2.08	to	$2.45	$1,169	0.75%	0.55%	to	1.20%	30.22%		to	29.38%
2016	685	$1.60	to	$1.89	$1,065	0.96%	0.55%	to	1.20%	(6.07%)		to	(6.68%)
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)		to	(0.69%)
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
AC VP Mid Cap Val, Cl II
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%		to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%		to	20.96%
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
AC VP Ultra, Cl II
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%		to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%		to	2.86%
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%		to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
AC VP Val, Cl II
2017	5,346	$2.42	to	$1.50	$13,656	1.47%	0.55%	to	1.85%	7.98%		to	6.59%
2016	6,581	$2.24	to	$1.41	$15,708	1.58%	0.55%	to	1.85%	19.62%		to	18.07%
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)		to	(5.78%)
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(5)
BlackRock Global Alloc, Cl III
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%		to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%		to	1.91%
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)		to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(5)
Calvert VP SRI Bal, Cl I
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%		to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%		to	6.57%
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)		to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
Col VP Bal, Cl 3
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%		to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%		to	4.46%
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%		to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(5)
Col VP Commodity Strategy, Cl 2
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%		to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%		to	10.31%
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)		to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(6)	to	(6.65	%)(6)
Col VP Contrarian Core, Cl 2
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%		to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%		to	6.42%
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%		to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(5)	to	18.84	%(5)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 3
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%		to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%		to	6.38%
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%		to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
Col VP Div Abs Return, Cl 2
2017	199	$0.90	to	$0.85	$175	—	0.55%	to	1.85%	2.03%		to	0.71%
2016	86	$0.89	to	$0.84	$75	—	0.55%	to	1.85%	(3.16%)		to	(4.42%)
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)		to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(5)	to	(5.96	%)(5)
Col VP Divd Opp, Cl 3
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%		to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%		to	11.88%
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
Col VP Emerg Mkts Bond, Cl 2
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%		to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%		to	9.03%
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)		to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(5)	to	(10.27	%)(5)
Col VP Emer Mkts, Cl 3
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%		to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
Col VP Global Bond, Cl 3
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%		to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
Col VP Govt Money Mkt, Cl 3
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)		to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.44%)
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
Col VP Hi Yield Bond, Cl 3
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%		to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%		to	10.11%
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
Col VP Inc Opp, Cl 3
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%		to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%		to	9.26%
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
Col VP Inter Bond, Cl 3
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%		to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%		to	3.03%
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)

112	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%		to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
Col VP Lg Cap Index, Cl 3
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%		to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%		to	9.46%
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(5)
Col VP Limited Duration Cr, Cl 2
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%		to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%		to	3.34%
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(8)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(5)
Col VP Long Govt/Cr Bond, Cl 2
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%		to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%		to	0.89%
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(6)	to	(5.29	%)(6)
Col VP Mid Cap Gro, Cl 3
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%		to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
Col VP Mid Cap Val, Cl 3
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%		to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
Col VP Overseas Core, Cl 3
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%		to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%		to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
Col VP Select Lg Cap Val, Cl 3
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%		to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
Col VP Select Sm Cap Val, Cl 3
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%		to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
Col VP US Govt Mtge, Cl 3
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%		to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%		to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
CTIVP AQR Man Fut Strategy, Cl 2
2017	579	$1.00	to	$0.94	$569	0.34%	0.55%	to	1.85%	(1.50%)		to	(2.76%)
2016	451	$1.02	to	$0.97	$452	5.64%	0.55%	to	1.85%	(9.58%)		to	(10.75%)
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(5)	to	0.59	%(5)
CTIVP BR Gl Infl Prot Sec, Cl 3
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
CTIVP Lazard Intl Eq Adv, Cl 2
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(6)	to	4.57	%(6)
CTIVP Loomis Sayles Gro, Cl 1
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(10)	to	4.51	%(10)
CTIVP MFS Blend Res Core Eq, Cl 3
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
CTIVP Vty Sycamore Estb Val, Cl 3
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
CTIVP WF Short Duration Govt, Cl 2
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)		to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%		to	(1.08%)
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(8)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(5)
Deutsche Alt Asset Alloc VIP, Cl B
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%		to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%		to	3.08%
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(5)
EV VT Floating-Rate Inc, Init Cl
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%		to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%

114	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Contrafund, Serv Cl 2
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%		to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%		to	5.76%
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)		to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(5)
Fid VIP Gro & Inc, Serv Cl 2
2017	3,139	$2.49	to	$2.79	$8,122	1.03%	0.55%	to	1.20%	15.98%		to	15.22%
2016	3,750	$2.15	to	$2.42	$8,389	1.56%	0.55%	to	1.20%	15.18%		to	14.43%
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%		to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
Fid VIP Mid Cap, Serv Cl 2
2017	7,146	$3.19	to	$1.59	$25,376	0.48%	0.55%	to	1.85%	19.88%		to	18.33%
2016	7,631	$2.66	to	$1.34	$23,039	0.31%	0.55%	to	1.85%	11.31%		to	9.87%
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)		to	(3.43%)
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%		to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(5)
Fid VIP Overseas, Serv Cl 2
2017	1,805	$1.93	to	$1.40	$3,435	1.16%	0.55%	to	1.45%	29.28%		to	28.12%
2016	2,235	$1.50	to	$1.09	$3,261	1.16%	0.55%	to	1.45%	(5.79%)		to	(6.63%)
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%		to	1.81%
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
Fid VIP Strategic Inc, Serv Cl 2
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%		to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%		to	6.04%
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(5)	to	(2.95	%)(5)
Frank Global Real Est, Cl 2
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%		to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
Frank Inc, Cl 2
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%		to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%		to	11.94%
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)		to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(5)	to	4.80	%(5)
Frank Mutual Shares, Cl 2
2017	4,477	$2.15	to	$1.36	$9,261	2.15%	0.55%	to	1.85%	7.75%		to	6.37%
2016	5,369	$2.00	to	$1.28	$10,537	1.98%	0.55%	to	1.85%	15.42%		to	13.94%
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)		to	(6.68%)
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(5)
Frank Sm Cap Val, Cl 2
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%		to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%		to	27.81%
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)		to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(5)
GS VIT Mid Cap Val, Inst
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%		to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Multi-Strategy Alt, Advisor
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%		to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(8)	to	(3.73	%)(8)
GS VIT U.S. Eq Insights, Inst
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%		to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
Invesco VI Am Fran, Ser II
2017	1,303	$1.94	to	$1.84	$2,474	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	1,576	$1.53	to	$1.47	$2,377	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
Invesco VI Bal Risk Alloc, Ser II
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(5)	to	(2.94	%)(5)
Invesco VI Comstock, Ser II
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
Invesco VI Div Divd, Ser I
2017	612	$1.99	to	$1.90	$1,188	1.56%	0.55%	to	1.20%	7.98%		to	7.28%
2016	764	$1.84	to	$1.77	$1,380	1.42%	0.55%	to	1.20%	14.18%		to	13.45%
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
Invesco VI Hlth, Ser II
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
Invesco VI Intl Gro, Ser II
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
Invesco VI Mid Cap Gro, Ser I
2017	410	$1.74	to	$1.70	$709	—	0.75%	to	1.20%	21.58%		to	21.03%
2016	458	$1.43	to	$1.40	$653	—	0.75%	to	1.20%	0.01%		to	(0.44%)
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
Invesco VI Tech, Ser I
2017	602	$2.61	to	$3.16	$1,100	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	758	$1.94	to	$2.37	$1,032	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%

116	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Ivy VIP Asset Strategy
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(5)	to	17.27	%(5)
Janus Henderson Flex Bond, Serv
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(5)	to	(2.82	%)(5)
Janus Henderson Gbl Alloc Mod, Srv
2017	165	$1.40	to	$1.20	$224	0.74%	0.55%	to	1.85%	15.62%		to	14.13%
2016	156	$1.21	to	$1.05	$185	1.13%	0.55%	to	1.85%	2.39%		to	1.06%
2015	142	$1.18	to	$1.04	$166	0.81%	0.55%	to	1.85%	(2.89%)		to	(4.16%)
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(5)
Janus Henderson Global Tech, Serv
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
Janus Henderson Overseas, Serv
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
Janus Henderson Res, Serv
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%		to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)		to	(1.56%)
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(5)
Lazard Ret Global Dyn MA, Serv
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%		to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%		to	1.42%
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(5)	to	9.60	%(5)
MFS Mass Inv Gro Stock, Serv Cl
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(9)	to	(2.71	%)(9)
MFS New Dis, Serv Cl
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
MFS Utilities, Serv Cl
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%		to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%		to	9.21%
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(5)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	117

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Global Real Est, Cl II
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%		to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%		to	1.64%
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
MS VIF Mid Cap Gro, Cl II
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%		to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)		to	(10.51%)
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(5)
NB AMT Intl Eq, Cl S
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%		to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
NB AMT US Eq Index PW Strat, Cl S
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%		to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)		to	(2.46%)
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(8)	to	(2.11	%)(8)
Oppen Global VA, Serv
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(5)
Oppen Global Strategic Inc VA, Srv
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(5)
Oppen Main St Sm Cap VA, Serv
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(5)
PIMCO VIT All Asset, Advisor Cl
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%		to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%		to	10.86%
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)		to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(5)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%		to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%		to	2.02%
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)		to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(5)
PIMCO VIT Tot Return, Advisor Cl
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%		to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%		to	0.70%
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)		to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(5)	to	(4.83	%)(5)

118	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2017	463	$2.88	to	$3.00	$1,222	0.56%	0.55%	to	1.20%	14.67%		to	13.93%
2016	622	$2.51	to	$2.63	$1,435	—	0.55%	to	1.20%	(11.84%)		to	(12.41%)
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%		to	6.50%
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
Put VT Intl Eq, Cl IB
2017	367	$1.75	to	$2.21	$695	2.24%	0.55%	to	1.20%	25.89%		to	25.07%
2016	409	$1.39	to	$1.76	$616	3.53%	0.55%	to	1.20%	(2.99%)		to	(3.61%)
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)		to	(1.06%)
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
Put VT Sus Leaders, Cl IB
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%		to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%		to	6.51%
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
Temp Global Bond, Cl 2
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%		to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%		to	1.06%
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)		to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(5)	to	(2.83	%)(5)
VanEck VIP Global Gold, Cl S
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%		to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%		to	45.23%
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(5)	to	(23.82	%)(5)
VP Aggr, Cl 2
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%		to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%		to	3.97%
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(5)
VP Aggr, Cl 4
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
VP Conserv, Cl 2
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%		to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%		to	1.54%
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)		to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(5)
VP Conserv, Cl 4
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
VP Man Risk, Cl 2
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(11)	to	3.16	%(11)
VP Man Risk US, Cl 2
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(11)	to	3.95	%(11)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	119

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv, Cl 2
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
2013	3,948	$1.00	to	$1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(7)	to	(0.26	%)(5)
VP Man Vol Conserv Gro, Cl 2
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
2013	9,664	$1.01	to	$1.04	$10,051	—	0.55%	to	1.85%	0.61	%(7)	to	2.89	%(5)
VP Man Vol Gro, Cl 2
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
2013	107,696	$1.03	to	$1.11	$117,097	—	0.55%	to	1.85%	1.95	%(7)	to	9.48	%(5)
VP Man Vol Mod Gro, Cl 2
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
2013	361,215	$1.02	to	$1.07	$409,272	—	0.55%	to	1.85%	1.40	%(7)	to	6.57	%(5)
VP Mod, Cl 2
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)		to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35	%(5)
VP Mod, Cl 4
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
VP Mod Aggr, Cl 2
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)		to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(5)
VP Mod Aggr, Cl 4
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
VP Mod Conserv, Cl 2
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)		to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(5)
VP Mod Conserv, Cl 4
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%

120	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 3
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
VP US Flex Conserv Gro, Cl 2(12)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(11)	to	9.68%
VP US Flex Gro, Cl 2(12)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(11)	to	16.29%
VP US Flex Mod Gro, Cl 2(12)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(11)	to	13.08%
Wanger Intl
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
Wanger USA
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
WF VT Index Asset Alloc, Cl 2
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%		to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%		to	6.39%
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
WF VT Intl Eq, Cl 2
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%		to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%		to	1.81%
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
WF VT Opp, Cl 2
2017	945	$2.81	to	$1.56	$2,747	0.66%	0.55%	to	1.85%	19.78%		to	18.23%
2016	1,178	$2.35	to	$1.32	$2,881	2.05%	0.55%	to	1.85%	11.61%		to	10.17%
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)		to	(4.87%)
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(5)
WF VT Sm Cap Gro, Cl 2
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%		to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%		to	5.78%
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)		to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(5)
WA Var Global Hi Yd Bond, Cl II
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%		to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%		to	13.25%
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)		to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(5)	to	0.16	%(5)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT	121

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2013.
(6)	New subaccount operations commenced on April 30, 2013.
(7)	New subaccount operations commenced on Nov. 18, 2013.
(8)	New subaccount operations commenced on June 30, 2014.
(9)	New subaccount operations commenced on March 27, 2015.
(10)	New subaccount operations commenced on April 29, 2016.
(11)	New subaccount operations commenced on Sept. 18, 2017.
(12)	Effective Sept. 18, 2017, the Fund option became available under RAVA Advantage and RAVA Select.

122	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2017 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York as of December 31, 2017 and December 31, 2016, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and December 31, 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2018

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2017	2016
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2017, $1,704,001; 2016, $1,723,511)	$1,807,243	$1,814,710
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2017 and 2016, $2,038)	149,365	131,733
Policy loans	48,656	47,423
Other investments	387	380
Total investments	2,005,651	1,994,246
Cash and cash equivalents	61,556	52,710
Reinsurance recoverables	145,410	140,513
Other receivables	8,391	11,848
Accrued investment income	16,682	18,003
Deferred acquisition costs	165,465	161,813
Other assets	128,352	153,261
Separate account assets	4,756,769	4,397,443
Total assets	$7,288,276	$6,929,837

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,932,768	$1,962,921
Other liabilities	157,688	152,578
Separate account liabilities	4,756,769	4,397,443
Total liabilities	6,847,225	6,512,942
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	291,562	273,890
Accumulated other comprehensive income, net of tax	40,563	34,079
Total shareholder’s equity	441,051	416,895
Total liabilities and shareholder’s equity	$7,288,276	$6,929,837

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2017	2016	2015
Revenues
Premiums	$23,515	$21,911	$23,091
Net investment income	79,910	83,832	85,903
Policy and contract charges	114,699	117,085	110,716
Other revenues	23,733	23,081	23,475
Net realized investment gains (losses)	2,880	1,175	(482)
Total revenues	244,737	247,084	242,703

Benefits and expenses
Benefits, claims, losses and settlement expenses	56,168	91,572	74,107
Interest credited to fixed accounts	47,968	47,349	48,138
Amortization of deferred acquisition costs	13,693	15,710	15,096
Other insurance and operating expenses	40,274	38,069	41,535
Total benefits and expenses	158,103	192,700	178,876
Pretax income (loss)	86,634	54,384	63,827
Income tax provision (benefit)	18,962	10,412	14,264
Net income	$67,672	$43,972	$49,563

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$(47)	$(776)
Portion of loss recognized in other comprehensive income (before taxes)	—	27	375
Net impairment losses recognized in net realized investment gains (losses)	$—	$(20)	$(401)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2017	2016	2015

Net income	$67,672	$43,972	$49,563
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	6,484	5,202	(26,677)
Total comprehensive income	$74,156	$49,174	$22,886

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2015	$2,000	$106,906	$255,355	$55,554	$419,815
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive income (loss), net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2015	2,000	106,915	279,918	28,877	417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income (loss), net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2016	2,000	106,926	273,890	34,079	416,895
Comprehensive income:
Net income	—	—	67,672	—	67,672
Other comprehensive income (loss), net of tax	—	—	—	6,484	6,484

Total comprehensive income					74,156
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2017	$2,000	$106,926	$291,562	$40,563	$441,051

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2017	2016	2015
Cash Flows from Operating Activities
Net income	$67,672	$43,972	$49,563
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	3,759	3,982	3,499
Deferred income tax (benefit) expense	6,137	(4,851)	(3,557)
Contractholder and policyholder charges, non-cash	(24,038)	(22,842)	(21,737)
(Gain) loss from equity method investments	(35)	(16)	9
Net realized investment (gains) losses	(2,880)	(1,195)	81
Other-than-temporary impairments recognized in net realized investment gains (losses)	—	20	401
Changes in operating assets and liabilities:
Deferred acquisition costs	(4,467)	(2,793)	(3,965)
Policyholder account balances, future policy benefits and claims, net	(25,033)	18,532	41,444
Derivatives, net of collateral	32,903	5,391	37,312
Reinsurance recoverables	(5,850)	(13,988)	(8,323)
Other receivables	3,455	(1,410)	(1,872)
Accrued investment income	1,321	684	461
Other, net	(2,720)	23,066	23,269
Net cash provided by (used in) operating activities	50,224	48,552	116,585

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,029	30,915	11,350
Maturities, sinking fund payments and calls	201,117	171,173	192,721
Purchases	(199,628)	(208,835)	(219,602)
Proceeds from maturities and repayments of commercial mortgage loans	12,454	21,962	17,439
Funding of commercial mortgage loans	(30,085)	(18,244)	(8,277)
Net proceeds from sales of other investments	37	—	7
Purchase of other investments	(10)	(5)	—
Purchase of land, buildings, equipment and software	—	—	(22)
Change in policy loans, net	(1,233)	(683)	(1,628)
Cash received for written options with deferred premiums	—	7,399	—
Net cash provided by (used in) investing activities	(1,319)	3,682	(8,012)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,035	140,526	147,391
Net transfers from (to) separate accounts	(13,075)	(2,542)	(22,966)
Surrenders and other benefits	(113,885)	(118,428)	(172,766)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,300	1,000	6,300
Payments on line of credit with Ameriprise Financial, Inc.	(1,300)	(1,000)	(6,300)
Cash paid for purchased options with deferred premiums	(10,134)	(12,892)	(15,563)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(25,000)
Net cash provided by (used in) financing activities	(40,059)	(43,336)	(88,904)
Net increase (decrease) in cash and cash equivalents	8,846	8,898	19,669
Cash and cash equivalents at beginning of period	52,710	43,812	24,143
Cash and cash equivalents at end of period	$61,556	$52,710	$43,812

Supplemental Disclosures:
Income taxes paid (received), net	$20,516	$(5,057)	$(2,011)
Interest paid on borrowings	—	—	1

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

In 2017, the Company recorded the following out-of-period corrections:

•

a $0.8 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $0.7 million and decreased benefits, claims, losses and settlement expenses by $0.1 million.

•	a $0.9 million decrease to benefits, claims, losses and settlement expenses related to the reversal of loss recognition from the prior year.

•	a $1.0 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded a $1.2 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization factor.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”), and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to

RiverSource Life Insurance Co. of New York

recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans and are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions

RiverSource Life Insurance Co. of New York

can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains or losses impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

RiverSource Life Insurance Co. of New York

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

See Note 10 for information regarding variable annuity guarantees.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of

RiverSource Life Insurance Co. of New York

the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 18 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity

RiverSource Life Insurance Co. of New York

in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company early adopted the standard on January 1, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Income Statement — Reporting Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in OCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company is currently evaluating the impact of the update on its financial condition.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Receivables — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Early adoption is permitted. The update is not expected to have a material impact on the Company’s financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018. The adoption of the standard did not impact the financial condition and results of operations.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded

RiverSource Life Insurance Co. of New York

on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not impact the financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard did not have a material impact on the Company’s financial condition and results of operations.

4.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2017
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,053,836	$77,636	$(1,970)	$1,129,502	$2
Residential mortgage backed securities	192,827	3,206	(1,422)	194,611	—
Commercial mortgage backed securities	281,713	2,975	(2,875)	281,813	—
State and municipal obligations	121,555	23,905	(131)	145,329	—
Asset backed securities	51,415	1,622	(90)	52,947	—
Foreign government bonds and obligations	2,405	387	(1)	2,791	—
U.S. government and agency obligations	250	—	—	250	—
Total	$1,704,001	$109,731	$(6,489)	$1,807,243	$2

RiverSource Life Insurance Co. of New York

	December 31, 2016
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,146,981	$75,231	$(4,034)	$1,218,178	$2
Residential mortgage backed securities	205,061	4,242	(2,444)	206,859	(412)
Commercial mortgage backed securities	194,690	3,306	(2,781)	195,215	—
State and municipal obligations	117,973	17,418	(244)	135,147	—
Asset backed securities	56,040	1,269	(1,089)	56,220	—
Foreign government bonds and obligations	2,515	333	(7)	2,841	—
U.S. government and agency obligations	251	—	(1)	250	—
Total	$1,723,511	$101,799	$(10,600)	$1,814,710	$(410)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2017 and 2016, investment securities with a fair value of $44.9 million and $55.3 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $22.2 million and $12.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2017 and 2016, fixed maturity securities comprised approximately 90% and 91%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2017 and 2016, approximately $106.1 million and $124.5 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2017			December 31, 2016
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$480,751	$482,335	27%	$389,316	$391,870	22%
AA	92,839	114,135	6	84,512	101,135	5
A	296,099	331,093	18	339,541	370,482	20
BBB	765,947	809,787	45	824,391	864,549	48
Below investment grade	68,365	69,893	4	85,751	86,674	5
Total fixed maturities	$1,704,001	$1,807,243	100%	$1,723,511	$1,814,710	100%

As of December 31, 2017 and 2016, approximately 39% and 49%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2017
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	49	$125,339	$(580)	19	$33,891	$(1,390)	68	$159,230	$(1,970)
Residential mortgage backed securities	11	42,991	(297)	9	42,099	(1,125)	20	85,090	(1,422)
Commercial mortgage backed securities	28	71,576	(640)	24	61,937	(2,235)	52	133,513	(2,875)
State and municipal obligations	4	4,839	(11)	1	4,380	(120)	5	9,219	(131)
Asset backed securities	7	16,846	(48)	2	2,345	(42)	9	19,191	(90)
Foreign government bonds and obligations	—	—	—	1	110	(1)	1	110	(1)
U.S. government and agency obligations	—	—	—	1	250	—	1	250	—
Total	99	$261,591	$(1,576)	57	$145,012	$(4,913)	156	$406,603	$(6,489)

RiverSource Life Insurance Co. of New York

	December 31, 2016
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	66	$208,665	$(2,971)	18	$15,688	$(1,063)	84	$224,353	$(4,034)
Residential mortgage backed securities	12	82,683	(1,667)	15	15,623	(777)	27	98,306	(2,444)
Commercial mortgage backed securities	38	88,662	(2,446)	1	8,957	(335)	39	97,619	(2,781)
State and municipal obligations	5	8,941	(244)	—	—	—	5	8,941	(244)
Asset backed securities	10	22,685	(683)	5	9,861	(406)	15	32,546	(1,089)
Foreign government bonds and obligations	—	—	—	1	105	(7)	1	105	(7)
U.S. government and agency obligations	1	250	(1)	—	—	—	1	250	(1)
Total	132	$411,886	$(8,012)	40	$50,234	$(2,588)	172	$462,120	$(10,600)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Beginning balance	$721	$1,564	$1,452
Credit losses for which an other-than-temporary impairment was not previously recognized	—	—	112
Credit losses for which an other-than-temporary impairment was previously recognized	—	20	—
Reductions for securities sold during the period (realized)	(721)	(863)	—
Ending balance	$—	$721	$1,564

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Gross realized investment gains	$2,966	$2,624	$922
Gross realized investment losses	(86)	(1,429)	(1,003)
Other-than-temporary impairments	—	(20)	(401)
Total	$2,880	$1,175	$(482)

Other-than-temporary impairments for the years ended December 31, 2016 and 2015, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2017 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$100,102	$100,817
Due after one year through five years	497,917	509,899
Due after five years through 10 years	331,744	343,777
Due after 10 years	248,283	323,379
	1,178,046	1,277,872
Residential mortgage backed securities	192,827	194,611
Commercial mortgage backed securities	281,713	281,813
Asset backed securities	51,415	52,947
Total	$1,704,001	$1,807,243

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Fixed maturities	$72,714	$76,949	$78,348
Commercial mortgage loans	6,387	6,452	7,383
Policy loans and other investments	2,705	2,388	2,187
	81,806	85,789	87,918
Less: investment expenses	1,896	1,957	2,015
Total	$79,910	$83,832	$85,903

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2017	2016	2015
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2017	2016
Individually evaluated for impairment	$883	$—
Collectively evaluated for impairment	150,520	133,771
Total	$151,403	$133,771

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2017 and 2016. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and nil of total commercial mortgage loans as of December 31, 2017 and 2016, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in thousands)
Pacific	$40,403	$32,051	27%	24%
South Atlantic	35,229	33,951	23	26
Middle Atlantic	17,929	18,898	12	14
Mountain	17,250	14,264	11	11
West North Central	16,204	13,964	11	10
East North Central	9,229	10,638	6	8
East South Central	7,704	8,169	5	6
West South Central	5,883	—	4	—
New England	1,572	1,836	1	1

	151,403	133,771	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,365	$131,733

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in thousands)
Retail	$43,650	$37,820	29%	28%
Apartments	41,499	30,138	27	22
Industrial	32,519	28,971	22	22
Office	20,979	22,085	14	17
Mixed use	3,202	3,355	2	3
Other	9,554	11,402	6	8

	151,403	133,771	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,365	$131,733

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the Company’s living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on life insurance contracts and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in the prior year resulted in loss recognition due to low interest rates and higher morbidity. The impact of unlocking to DAC for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency.

The balances of and changes in DAC were as follows:

(in thousands)	2017	2016	2015
Balance at January 1	$161,813	$160,845	$151,008
Capitalization of acquisition costs	18,160	18,503 (1)	19,061
Amortization, excluding the impact of valuation assumptions review	(14,002)	(14,565)	(13,896)
Amortization, impact of valuation assumptions review	309	(1,145)	(1,200)
Impact of change in net unrealized securities (gains) losses	(815)	(1,825)	5,872
Balance at December 31	$165,465	$161,813	$160,845

(1)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2017	2016	2015
Balance at January 1	$14,492	$15,973	$16,970
Capitalization of sales inducement costs	255	305	252
Amortization, excluding the impact of valuation assumptions review	(2,080)	(2,035)	(2,426)
Amortization, impact of valuation assumptions review	19	400	100
Impact of change in net unrealized securities (gains) losses	342	(151)	1,077
Balance at December 31	$13,028	$14,492	$15,973

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2017 and 2016, traditional life and UL insurance in force aggregated $11.5 billion and $11.4 billion, respectively, of which $8.0 billion and $7.9 billion, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Direct premiums	$35,307	$33,414	$34,840
Reinsurance ceded	(11,792)	(11,503)	(11,749)
Net premiums	$23,515	$21,911	$23,091

Policy and contract charges are presented on the Statements of Income net of $6.6 million, $6.2 million and $5.7 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recovered on all contracts was $12.4 million, $16.0 million and $13.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recoverables include approximately $108.0 million and $101.0 million related to LTC risk ceded to Genworth as of December 31, 2017 and 2016, respectively.

Policyholder account balances, future policy benefits and claims include $2.0 million and $2.3 million related to previously assumed reinsurance arrangements as of December 31, 2017 and 2016, respectively.

RiverSource Life Insurance Co. of New York

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2017		2016
Policyholder account balances
Fixed annuities(1)	$872,166		$895,591
Variable annuity fixed sub-accounts	263,980		263,205
VUL/UL insurance	190,594		190,579
IUL insurance	64,847		46,516
Other life insurance	34,384		36,695
Total policyholder account balances	1,425,971		1,432,586
Future policy benefits
Variable annuity GMWB	7,117		38,804
Variable annuity GMAB	(7,241	)(2)	(2,085	)(2)
Other annuity liabilities	4,766		4,283
Fixed annuity life contingent liabilities	89,886		90,274
Life and DI insurance	71,851		70,839
LTC insurance	286,622		281,879
VUL/UL and other life insurance additional liabilities	44,407		37,414
Total future policy benefits	497,408		521,408
Policy claims and other policyholders’ funds	9,389		8,927
Total policyholder account balances, future policy benefits and claims	$1,932,768		$1,962,921

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2017 and 2016 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2017, depending on year of issue, with an average rate of approximately 4.16%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

RiverSource Life Insurance Co. of New York

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s best estimate assumptions as of the date of loss recognition. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2017. Anticipated interest rates for DI policies ranged from 3.75% to 7.5% as of December 31, 2017 and for LTC policies ranged from 5.4% to 5.7% as of December 31, 2017.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.25% for DI and LTC claims, respectively, as of December 31, 2017.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2017	2016
Variable annuity	$4,324,729	$4,004,582
VUL insurance	431,262	392,181
Other insurance	778	680
Total	$4,756,769	$4,397,443

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of

RiverSource Life Insurance Co. of New York

the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2017				December 31, 2016
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk		Weighted Average Attained Age
GMDB:
Return of premium	$3,340,210	$3,251,444	$367	66	$3,032,057	$2,943,872	$11,315		65
Five/six-year reset	492,753	334,042	947	66	497,807	341,223	1,670		65
One-year ratchet	525,859	512,295	409	69	503,005	489,470	9,061		67
Five-year ratchet	190,808	186,691	83	66	194,173	189,462	730		65
Total — GMDB	$4,549,630	$4,284,472	$1,806	66	$4,227,042	$3,964,027	$22,776		65
GMIB	$13,205	$12,210	$23	68	$13,063	$12,066	$216		66
GMWB:
GMWB	$157,478	$156,950	$5	71	$166,641	$166,088	$18		70
GMWB for life	2,507,268	2,495,903	93	67	2,214,734	2,206,696	324	(2)	66
Total — GMWB	$2,664,746	$2,652,853	$98	67	$2,381,375	$2,372,784	$342		66
GMAB	$258,510	$258,497	$11	59	$281,721	$280,350	$2,089		58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Amount revised to reflect updated contractholder mortality assumptions as of December 31, 2016.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2017		December 31, 2016
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$438	65	$427	64

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2015	$600	$381	$27,840	$(3,944)	$19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	712	383	45,907	(237)	23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	671	391	38,804	(2,085)	29,869
Incurred claims	123	88	(31,687)	(5,156)	5,282
Paid claims	(2)	(200)	—	—	(478)
Balance at December 31, 2017	$792	$279	$7,117	$(7,241)	$34,673

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

RiverSource Life Insurance Co. of New York

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2017	2016
Mutual funds:
Equity	$2,602,746	$2,302,284
Bond	1,390,842	1,368,768
Other	306,879	308,425
Total mutual funds	$4,300,467	$3,979,477

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2017, 2016 and 2015.

11.  LINE OF CREDIT

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollars. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,002,822	$126,680	$1,129,502
Residential mortgage backed securities	—	194,402	209	194,611
Commercial mortgage backed securities	—	281,813	—	281,813
State and municipal obligations	—	145,329	—	145,329
Asset backed securities	—	52,947	—	52,947
Foreign government bonds and obligations	—	2,791	—	2,791
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,680,104	126,889	1,807,243
Cash equivalents	—	61,085	—	61,085
Other assets:
Interest rate derivative contracts	—	21,685	—	21,685
Equity derivative contracts	6,252	74,511	—	80,763
Foreign exchange derivative contracts	20	866	—	886
Total other assets	6,272	97,062	—	103,334
Separate account assets measured at net asset value (“NAV”)				4,756,769	(1)
Total assets at fair value	$6,522	$1,838,251	$126,889	$6,728,431

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$26,582	$26,582
GMWB and GMAB embedded derivatives	—	—	(12,085)	(12,085	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	14,497	14,497	(3)
Other liabilities:
Interest rate derivative contracts	—	3,705	—	3,705
Equity derivative contracts	1,341	92,773	—	94,114
Foreign exchange derivative contracts	7	704	—	711
Total other liabilities	1,348	97,182	—	98,530
Total liabilities at fair value	$1,348	$97,182	$14,497	$113,027

RiverSource Life Insurance Co. of New York

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,074,160	$144,018	$1,218,178
Residential mortgage backed securities	—	206,511	348	206,859
Commercial mortgage backed securities	—	195,215	—	195,215
State and municipal obligations	—	135,147	—	135,147
Asset backed securities	—	56,220	—	56,220
Foreign government bonds and obligations	—	2,841	—	2,841
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,670,094	144,366	1,814,710
Cash equivalents	—	52,593	—	52,593
Other assets:
Interest rate derivative contracts	—	68,146	—	68,146
Equity derivative contracts	705	50,878	—	51,583
Foreign exchange derivative contracts	5	3,032	—	3,037
Total other assets	710	122,056	—	122,766
Separate account assets measured at NAV				4,397,443	(1)
Total assets at fair value	$960	$1,844,743	$144,366	$6,387,512

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$18,998	$18,998
GMWB and GMAB embedded derivatives	—	—	25,889	25,889	(4)
Total policyholder account balances, future policy benefits and claims	—	—	44,887	44,887	(5)
Other liabilities:
Interest rate derivative contracts	—	34,050	—	34,050
Equity derivative contracts	58	67,106	—	67,164
Foreign exchange derivative contracts	114	407	—	521
Total other liabilities	172	101,563	—	101,735
Total liabilities at fair value	$172	$101,563	$44,887	$146,622

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position as of December 31, 2017.

(3)	The Company’s adjustment for nonperformance risk resulted in a $19.9 million cumulative decrease to the embedded derivatives as of December 31, 2017.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position as of December 31, 2016.

(5)	The Company’s adjustment for nonperformance risk resulted in a $25.0 million cumulative decrease to the embedded derivatives as of December 31, 2016.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)		$(44,887)
Total gains (losses) included in:
Net income	(39)	(1)	—	(40	)(1)	(3,131	)(4)	55,963	(5)	52,832
Other comprehensive income (loss)	(610)	4	—	(606)		—		—		—
Purchases	11,014	—	3,151	14,165		—		—		—
Issues	—	—	—	—		(5,875)		(18,803)		(24,678)
Settlements	(27,703)	(142)	—	(27,845)		1,422		814		2,236
Transfers out of Level 3	—	—	(3,151)	(3,151)		—		—		—
Balance, December 31, 2017	$126,680	$209	$—	$126,889		$(26,582)		$12,085		$(14,497)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2017	$(17)	$(1)	$—	$(18	)(1)	$(3,131	)(4)	$55,439	(5)	$52,308

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(2)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income (loss)	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(3)	$(681	)(4)	$27,745 (5)	$27,064

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(4)	(4,962	)(5)	(5,819)
Other comprehensive income (loss)	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015	$(149)	$(4)	$2	$(151	)(1)	$(857	)(4)	$(5,450	)(5)	$(6,307)

(1)	Included in net investment income in the Statements of Income.
(2)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(3.5) million, $4.5 million and $3.9 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$126,593	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$26,582	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(12,085)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$143,863	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$18,998	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$25,889	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds and non-agency residential mortgage backed securities. The fair value of corporate bonds and non-agency residential mortgage backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2017 and 2016. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates,

RiverSource Life Insurance Co. of New York

volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2017 and 2016. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2017
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,365	$—	$—	$150,604	$150,604
Policy loans	48,656	—	—	46,976	46,976

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$875,278	$—	$—	$933,998	$933,998
Separate account liabilities measured at NAV	4,565				4,565	(1)

	December 31, 2016
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$131,733	$—	$—	$131,334	$131,334
Policy loans	47,423	—	—	46,925	46,925

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$898,815	$—	$—	$953,615	$953,615
Separate account liabilities measured at NAV	4,718				4,718	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

RiverSource Life Insurance Co. of New York

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

13.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution and certain administrative services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2017, 2016 and 2015, the Company earned $18.8 million, $18.2 million and $18.0 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides certain administrative services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $9.8 million, $9.3 million and $9.4 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides administrative services related to these transactions and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $2.5 million, $2.4 million and $2.4 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.3 million, $26.8 million and $27.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2017, 2016 and 2015, the Company paid cash dividends of $50.0 million, $50.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 14 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. As of December 31, 2017 and 2016, the Company had an amount due to (from) Ameriprise Financial for federal income taxes of $(1.5) million and $4.4 million, respectively.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the

RiverSource Life Insurance Co. of New York

immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $48.6 million, $64.2 million and $60.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2017	2016	2015

Net income, per accompanying GAAP financial statements	$67,672	$43,972	$49,563
Net income, SAP basis(1)	1,741	30,696	48,911
Difference	$65,931	$13,276	$652

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2017	2016

Shareholder’s equity, per accompanying GAAP financial statements	$441,051	$416,895
Capital and surplus, SAP basis(2)	269,102	322,093
Difference	$171,949	$94,802

(2)	Includes unassigned surplus of $160.2 million and $213.2 million as of December 31, 2017 and 2016, respectively.

As of both December 31, 2017 and 2016, bonds carried at $250 thousand were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$101,453	$—	$101,453	$(70,050)	$(27,900)	$—	$3,503
OTC cleared	1,765	—	1,765	(1,259)	—	—	506
Exchange-traded	116	—	116	(66)	—	—	50
Total derivatives	$103,334	$—	$103,334	$(71,375)	$(27,900)	$—	$4,059

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$87,426	$—	$87,426	$(58,006)	$(16,271)	$(9,762)	$3,387
OTC cleared	35,195	—	35,195	(32,299)	(2,655)	—	241
Exchange-traded	145	—	145	(145)	—	—	—
Total derivatives	$122,766	$—	$122,766	$(90,450)	$(18,926)	$(9,762)	$3,628

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$97,205	$—	$97,205	$(70,050)	$(1,043)	$(23,253)	$2,859
OTC cleared	1,259	—	1,259	(1,259)	—	—	—
Exchange-traded	66	—	66	(66)	—	—	—
Total derivatives	$98,530	$—	$98,530	$(71,375)	$(1,043)	$(23,253)	$2,859

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$69,264	$—	$69,264	$(58,006)	$—	$(11,258)	$—
OTC cleared	32,299	—	32,299	(32,299)	—	—	—
Exchange-traded	172	—	172	(145)	—	—	27
Total derivatives	$101,735	$—	$101,735	$(90,450)	$—	$(11,258)	$27

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2017			December 31, 2016
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,821,161	$21,685	$3,705	$2,788,776	$68,146	$34,050
Equity contracts	2,370,910	80,763	94,114	2,567,100	51,583	67,164
Foreign exchange contracts	78,629	886	711	99,344	3,037	521
Total non-designated hedges	5,270,700	103,334	98,530	5,455,220	122,766	101,735
Embedded derivatives
GMWB and GMAB(3)	N/A	—	(12,085)	N/A	—	25,889
IUL	N/A	—	26,582	N/A	—	18,998
Total embedded derivatives	N/A	—	14,497	N/A	—	44,887
Total derivatives	$5,270,700	$103,334	$113,027	$5,455,220	$122,766	$146,622

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2016 included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2017 and 2016, investment securities with a fair value of nil and $9.8 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil and $0.6 million, respectively, may be sold, pledged or rehypothecated by the Company. As of December 31, 2017 and 2016, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, as of December 31, 2017 and 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2017
Interest rate contracts	$—	$2,256
Equity contracts	2,754	(49,205)
Foreign exchange contracts	—	(3,256)
GMWB and GMAB embedded derivatives	—	37,974
IUL embedded derivatives	(1,709)	—
Total gain (loss)	1,045	(12,231)
Year Ended December 31, 2016
Interest rate contracts	—	3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	1,325	(33,359)
Year Ended December 31, 2015
Interest rate contracts	—	12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total gain (loss)	$(515)	$(23,324)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2017:

(in thousands)	Premiums Payable	Premiums Receivable
2018	$8,897	$5,591
2019	17,661	—
2020	8,152	—
2021	16,891	—
2022	9,779	—
2023-2026	1,056	—
Total	$62,436	$5,591

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2017 and 2016, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $26.9 million and $11.3 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2017 and 2016 was $24.3 million and $11.3 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2017 and 2016 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $2.6 million and nil, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2015			$55,554
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$(70,661)	$24,731	(45,930)
Reclassification of net securities (gains) losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive income (loss)	(41,042)	14,365	(26,677)
Balance of AOCI at December 31, 2015			28,877 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	28,318	(9,913)	18,405
Reclassification of net securities (gains) losses included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income (loss)	8,004	(2,802)	5,202
Balance of AOCI at December 31, 2016			34,079 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	14,923	(4,333)	10,590
Reclassification of net securities (gains) losses included in net income(2)	(2,880)	1,008	(1,872)
Impact of other adjustments	(2,735)	501	(2,234)
Total other comprehensive income (loss)	$9,308	$(2,824)	6,484
Balance of AOCI at December 31, 2017			$40,563 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $1 thousand, $(238) thousand and $(293) thousand, respectively, of noncredit related impairments on securities and net unrealized securities gains (losses) on previously impaired securities as of December 31, 2017, 2016 and 2015, respectively.

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Current income tax
Federal	$12,562	$15,083	$17,686
State	263	180	135
Total current income tax	12,825	15,263	17,821
Deferred federal income tax	6,137	(4,851)	(3,557)
Total income tax provision	$18,962	$10,412	$14,264

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 includes a benefit of $2.3 million due to the enactment of the Tax Act. The $2.3 million benefit includes a $2.2 million benefit for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $129 thousand benefit for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies.

The Company considers the expenses related to the remeasurement of deferred tax assets and liabilities to be provisional amounts based on reasonable estimates as discussed below.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% were as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(8.6)	(14.4)	(11.6)
Impact of Tax Act	(2.7)	—	—
Foreign Tax	(1.8)	(3.0)	—
Other	—	1.4	(1.1)
Income tax provision	21.9%	19.0%	22.3%

RiverSource Life Insurance Co. of New York

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividend received deduction. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a lower dividend received deduction partially offset by a $2.3 million benefit in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax liabilities and remeasurement of tax contingencies. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividend received deduction.

As of December 31, 2017, the Company had not fully completed its accounting for the tax effects of the enactment of the Tax Act; however, the Company is able to provide reasonable estimates of the Tax Act’s impact. The Company’s provision for income taxes for the year ended December 31, 2017 is based in part on a reasonable estimate of the remeasurement of deferred tax assets and liabilities under the Tax Act. The Company recognized a provisional tax amount of $2.3 million, which is included as a component of provision for income taxes from continuing operations. The Company considers the accounting for the Tax Act’s benefit related to the remeasurement of tax contingencies to be final and complete. The Company recorded a provisional tax amount of $2.2 million to remeasure certain deferred tax assets and liabilities as a result of the enactment of the Tax Act. The Company is still analyzing certain aspects of the Tax Act and is refining the estimate of the expected reversal of its deferred tax balances. This can potentially affect the measurement of these balances or give rise to new deferred tax amounts. In addition, further guidance from federal and state taxing authorities may change the provisional tax liability or the accounting treatment of the provisional tax liability.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at 21% as of December 31, 2017 and 35% as of December 31, 2016. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2017	2016
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$29,480	$61,291
Investment related	8,727	10,666
Deferred compensation	652	—
Other	120	50
Gross deferred income tax assets	38,979	72,007
Deferred income tax liabilities
Deferred acquisition costs	26,734	42,935
Net unrealized gains on Available-for Sale securities	12,965	18,350
DSIC	2,888	5,446
Other	186	108
Gross deferred income tax liabilities	42,773	66,839
Net deferred income tax assets (liabilities)	$(3,794)	$5,168

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2017 and 2016.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2017	2016	2015
Balance at January 1	$3,048	$4,325	$7,249
Additions based on tax positions related to the current year	186	197	410
Additions for tax positions of prior years	5	1,973	2,026
Reductions for tax positions of prior years	(2,735)	(3,447)	(5,360)
Balance at December 31	$504	$3,048	$4,325

If recognized, approximately $166 thousand, $116 thousand and $117 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2017, 2016 and 2015, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $300 thousand to $400 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $417 thousand and $2.2 million and a net increase of $216 thousand in interest and

RiverSource Life Insurance Co. of New York

penalties for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had a payable of $14 thousand and $431 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2017, Ameriprise Financial received final cash settlements for resolution of the 2006 and 2011 audits. The IRS has completed its examination of the 2008 through 2010 tax returns, and these years are effectively settled; however, the statutes of limitation, remain open for certain carryover adjustments. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2012 through 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2011 through 2015.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2017 and 2016, the Company’s funding commitments for commercial mortgage loan commitments was $2.8 million and $6.1 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2017, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York. As of both December 31, 2017 and 2016, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2018 RiverSource Life Insurance Company. All rights reserved.

S-6410 CD (4/18)